SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-34261)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No. __
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Post-Effective Amendment No. 56
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and
REGISTRATION STATEMENT
(NO. 811-06083)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 58
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VANGUARD OHIO TAX-FREE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on March 27, 2026, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

March 27, 2026
Prospectus

Vanguard Ohio Long-Term Tax-Exempt Fund
Investor Shares
Vanguard Ohio Long-Term Tax-Exempt Fund Investor Shares (VOHIX)

This Prospectus contains financial data for the Fund through the fiscal year ended November 30, 2025.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Investment Objective
Vanguard Ohio Long-Term Tax-Exempt Fund (the “Fund”) seeks to provide current income that is exempt from both federal and Ohio personal income taxes. The Fund is intended for Ohio residents only.
Fees and Expenses
The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $5,000,000)	$25
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an active management approach, investing primarily in high-quality municipal bonds issued by Ohio state and local governments, as well as by regional governmental and public financing authorities. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal and Ohio state taxes.

The Fund primarily purchases municipal bonds rated investment-grade, as determined by a nationally recognized statistical rating organization or (if unrated) determined to be of comparable quality by the Fund’s advisor. The Fund expects to maintain a dollar-weighted average maturity between 10 and 25 years, but has no limitations on the maturities of individual securities.
Principal Risks
As with any investment, an investment in the Fund could lose money over any time period. The Fund’s share price and total return may fluctuate, potentially within a wide range. The principal risks of investing in the Fund are summarized below. Each of the following risks could affect the Fund’s performance:
• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
• Investing in Bond Markets. The Fund may be impacted by the general condition of the bond markets and by factors that affect bonds and bond issuers. For example, as a general rule, bond prices and interest rates move in opposite directions. When interest rates rise, bond prices tend to fall, and when interest rates fall, bond prices tend to go up. Bond income also is affected by changes in interest rates. Interest rates can rise or fall for a number of reasons, including, but not limited to, central bank monetary policy, inflationary or deflationary pressures, and changes in general market and economic conditions. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the overall market and may expose the bond markets in particular to heightened volatility and potential illiquidity. The degree to which the Fund is impacted by certain bond market risks may vary based on factors disclosed in its principal investment strategies, such as the types of bonds in which it invests and the overall credit quality, average maturity, and/or average duration of its bond holdings.
• Investing in the Municipal Bond Market. In addition to the general risks associated with investing in bonds, municipal bonds are subject to unique risks. The values of the Fund’s municipal bond holdings could be impacted significantly by economic, regulatory, political, or other developments or circumstances affecting municipal bond issuers. These developments or circumstances could create uncertainty in the municipal bond market and/or adversely impact the ability of municipal bond issuers to make principal and interest payments, which could result in a loss to the Fund. Municipal bonds can vary from one another in a number of ways, which can impact their sensitivity to certain risks. For example, investing in revenue bonds, which make up a significant portion of the municipal bond market, will generally subject the Fund to a higher risk of loss than investing in municipal bonds secured by the full faith, credit, and taxing power of the issuer (general obligation bonds). Because the interest and principal on revenue bonds is payable only from a particular stream of revenue, they generally carry more Credit Risk than general obligation bonds. Revenue bonds also tend to be more sensitive to economic conditions than general obligation bonds, which could make their prices more volatile. The Fund also is subject to the risk that all or a significant portion of its municipal bond holdings will be affected in the same manner. Because many municipal bonds are issued to finance similar projects, conditions in related sectors could have an outsized impact on the municipal bond market. As a result, the Fund may underperform funds that invest more broadly.
• Tax-Exempt Income Risk. There is no guarantee that the interest payable on municipal bonds will remain exempt from federal, state, or local income taxes. Tax-exempt income from the Fund’s municipal bond holdings could be declared taxable, possibly with retroactive effect, due to a variety of circumstances such as tax law changes, adverse interpretations by tax authorities, or noncompliant conduct by a municipal bond issuer. Any of these circumstances could cause the prices of municipal bonds to decline significantly or impair the Fund’s ability to achieve its investment objective.
• Interest Rate Risk. During periods of rising interest rates, bond prices overall may decline, which could result in a decline in the Fund’s value. The prices of longer-term bonds are more sensitive to changes in interest rates than the prices of shorter-term bonds.
• Income Risk. During periods of falling interest rates, the Fund’s income may decline. The income paid by shorter-term bonds is subject to a higher degree of fluctuation than the income paid by longer-term bonds.
• Credit Risk. Credit risk refers to the chance that an issuer will default (fail to meet its credit obligations) or fail to make payments in a timely manner, which could result in a loss to the Fund. In addition, negative perceptions of an issuer’s ability to make payments can cause the price of a security to decline. While all debt securities are subject to credit risk to some extent, those with higher credit quality ratings generally pose less credit risk than those with lower credit quality ratings.
• Municipal Bond Liquidity Risk. Limited trading in the municipal bond market and a relative lack of publicly available information about the financial condition of municipal bond issuers may make municipal bonds more difficult to value or sell than other types of debt securities. If the Fund is unable to sell a security at an advantageous time or price, its returns may be reduced.
• Call Risk. Certain bonds held by the Fund may be callable. The issuer of a callable bond has the right to “call” (redeem) the bond before its maturity date. Calls on bonds held by the Fund would result in the Fund losing any price appreciation above the bond’s call price. In addition, because bond calls occur more frequently during periods of falling interest rates, the Fund likely would be forced to reinvest the proceeds of any called bonds at a lower interest rate than that of the called bonds, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments. If the proceeds from a called bond generate taxable income, the Fund may need to distribute income subject to federal or Ohio personal income tax or to the federal alternative minimum tax. Frequent bond calls and subsequent reinvestments of the proceeds also would increase the Fund’s turnover rate.
• Extension Risk. During periods of rising interest rates, certain bonds held by the Fund may be paid off substantially more slowly than originally anticipated. As a result, the value of the bonds may fall, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments.
• State-Specific Focus. The Fund invests primarily in securities issued by Ohio and its municipalities. Any adverse tax, legislative, or political developments in Ohio may have far-reaching impacts on the overall Ohio municipal bond market, which could adversely affect the Fund’s holdings and/or the securities that are available for investment by the Fund. In addition, the Fund is more susceptible to the credit risk of and unfavorable developments in Ohio than a fund that invests more widely. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Ohio municipal bond market.

• Active Management. The Fund is actively managed. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a broad-based securities market index and one or more additional indexes with similar investment characteristics as the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Annual Total Returns — Vanguard Ohio Long-Term Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	9.37%	December 31, 2023
Lowest	-6.38%	March 31, 2022

Average Annual Total Returns for Periods Ended December 31, 2025
	1 Year	5 Years	10 Years
Vanguard Ohio Long-Term Tax-Exempt Fund Investor Shares
Return Before Taxes	4.12%	0.68%	2.64%
Return After Taxes on Distributions	4.12	0.64	2.54
Return After Taxes on Distributions and Sale of Fund Shares	3.92	1.19	2.72
Bloomberg OH Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.34%	0.59%	2.23%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.25	0.80	2.34
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard) through its wholly owned subsidiary, Vanguard Capital Management (VCM). VCM exercises portfolio management responsibilities for the Fund.
Portfolio Managers
Grace Boraas, Portfolio Manager at VCM. She has co-managed the Fund since 2023.
Stephen M. McFee, CFA, Portfolio Manager at VCM. He has managed the Fund since 2020 (co-managed since 2023).
Purchase and Sale of Fund Shares
If you invest directly with Vanguard, you may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739) . The minimum investment amount required to open a Fund account for Investor Shares is generally $3,000. The minimum investment amount required to add to an existing Fund account is generally $1.

Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you invest in Vanguard fund shares indirectly through an intermediary (including investing in shares through a brokerage account offered by Vanguard Brokerage Services®), please contact that firm directly for more information regarding your eligibility. If you invest in Vanguard fund shares through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions, including any market discount recognized by the Fund’s investments, may be taxable as ordinary income or capital gains. A majority of the income dividends that you receive from the Fund are expected to be exempt from federal and state income taxes. However, a portion of the Fund’s distributions may be subject to federal, state, or local income taxes or the federal alternative minimum tax. You should consult your own tax advisor with respect to any particular U.S. or non-U.S. tax consequences of your investment in the Fund.
Payments to Financial Intermediaries
The Fund and its advisor do not pay financial intermediaries for sales of Fund shares.

More on the Fund
This Prospectus provides information about Vanguard Ohio Long-Term Tax-Exempt Fund, a series of Vanguard Ohio Tax-Free Funds (the “Trust”). Reading this Prospectus will help you decide whether the Fund is the right investment for you.
As you consider an investment in the Fund, you should take into account your tolerance for fluctuations in the securities markets. The costs of investing are another important consideration. As a Fund shareholder, you will pay a proportionate share of the costs of operating the Fund and any transaction costs incurred when the Fund buys or sells securities, including costs generated by shareholders of other share classes to the extent the Fund offers more than one share class. These costs can erode a substantial portion of the gross income or the capital appreciation the Fund achieves. Even seemingly small differences can, over time, have a dramatic effect on the Fund’s performance.
Who Should Invest in Tax-Exempt Funds?
Because yields on tax-exempt bonds (including some municipal bonds)
are typically lower than those on taxable bonds, investing in a tax-exempt fund makes sense only if you stand to save more in taxes than you would earn as additional income while invested in a taxable fund.

To determine whether an investment in a tax-exempt fund makes sense for you, you can compute the tax-exempt fund’s Taxable-Equivalent Yield.
This figure enables you to take taxes into account when comparing your potential return on a tax-exempt fund with the potential return on a taxable fund. To compute it, calculate your combined tax bracket by adding up your state and federal marginal tax brackets. Then, divide the tax-exempt fund’s yield by the difference between 100% and your combined tax bracket. For example, if you are in a 2.75% state tax bracket and a 37%
tax bracket and subject to the 3.8% Net Investment Income tax, your combined tax bracket would be 43.55% (2.75% + 37% + 3.8%). Assuming you are considering a tax-exempt fund with a 4% yield, the
Taxable-Equivalent Yield would be 7.09% (4% divided by (100% -
43.55%)].

In the above example, an investment in the tax-exempt fund may make sense for you if the tax-exempt fund’s Taxable-Equivalent Yield of 7.09%
were greater than the yield of a similar, though taxable, investment. Keep in mind that the example uses an assumed tax bracket. Make sure to verify your actual effective marginal rate before calculating
Taxable-Equivalent Yields of your own.

Investment Objective and More on Principal Investment Strategies
In this section, you will find more information about the Fund’s investment objective and the principal investment strategies and policies that the Fund uses in pursuit of its investment objective. The Trust’s board of trustees (the “Board”) oversees the Fund’s management. The Board may approve changes to the Fund’s strategies or policies in the interest of shareholders without shareholder approval unless the strategy or policy is designated as fundamental.
Investment Objective
The Fund seeks to provide current income that is exempt from both federal and Ohio personal income taxes. The Fund is intended for Ohio residents only.
The Fund’s investment objective is fundamental and may not be materially changed without shareholder approval.
Implementation of Investment Objective
The Fund’s advisor seeks to achieve the Fund’s investment objective by investing primarily in Ohio state and local municipal bonds that provide tax-exempt income.
What is Active Management?
Actively managed funds typically seek to exceed the average returns of a particular financial market or market segment. The Fund’s advisor will select securities to buy and sell based on the advisor’s judgments about companies and their financial prospects, the prices of the securities, and the markets and the economy in general. In selecting securities, an advisor may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal and Ohio state taxes. Investments in derivatives may be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within the policy or to one or more market risk factors associated with such securities. A fundamental policy may not be materially changed without shareholder approval.

Security Selection
The Fund’s advisor buys and sells securities based on its judgements about a security’s fundamentals, technical factors, valuation, and contribution to the overall portfolio.
The Fund primarily purchases municipal securities issued by Ohio state or local governments, as well as by regional governmental and public financing authorities. The Fund expects to maintain a dollar-weighted average maturity between 10 and 25 years, but has no limitations on the maturities of individual securities.
The Fund seeks to minimize credit risk by purchasing a wide selection of Ohio municipal securities, which may make it less likely that the Fund will be hurt significantly by a particular municipal bond issuer’s failure to pay principal or interest. The Fund also seeks to minimize credit risk by emphasizing well-diversified, highly-rated municipal bonds. The Fund monitors the credit quality of its holdings and invests mainly in securities rated investment-grade, as determined by a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by the Fund’s advisor.
In accordance with its fundamental 80% policy, the Fund normally invests at least 80% of its assets in securities whose income is exempt from federal and Ohio state taxes. The Fund may invest up to 20% of its assets in securities that are subject to the federal alternative minimum tax.
What is the Federal Alternative Minimum Tax?
The federal alternative minimum tax, or “AMT,” is a tax system designed to ensure that every individual pays at least some federal income tax. It applies to a limited number of taxpayers who claim significant tax deductions and credits. Certain tax-exempt bonds whose proceeds are used to fund private, for-profit organizations may be considered
“tax-preference items” for purposes of the federal AMT. Although income from bonds subject to the federal AMT is exempt from federal income tax, taxpayers may have to pay the federal AMT on the income from bonds that are considered “tax-preference items.”

Additional Information Regarding the Fund’s Investments
The Fund’s investments are described in more detail below.

What are Bonds?
Generally speaking, a bond represents a debt or loan issued by, for example, a corporation, a government, or a financial institution. In most instances, the issuer agrees to pay the bondholder a fixed, variable, or floating rate of interest for a specified length of time, and to repay the bond in full on a specified maturity date. The income earned by a bond (or its yield, when expressed as a percentage of the bond’s price) can vary based on its maturity. Longer-term bonds tend to have higher yields than shorter-term bonds, but are more sensitive to fluctuations in value. By contrast, shorter-term bonds are less likely to fluctuate in value, but tend to have lower yields. A bond’s duration is a measure of how sensitive its price is to changes in interest rates. For example, if a bond has a duration of 2 years, its price would fall by approximately 2% when interest rates rise by 1%. On the other hand, the bond’s price would rise by approximately 2% when interest rates fall by 1%. A bond’s credit quality rating is an assessment of the issuer’s ability to make timely interest payments and repay the bond in full on its stated maturity date. The higher a bond’s credit quality, the greater the perceived chance that the issuer will meet its payment obligations (and vice versa). Investment-grade bonds are those whose credit quality is considered by independent bond rating agencies, or through independent analysis conducted by an advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Below investment-grade securities, which include bonds commonly known as “junk bonds,” have lower credit quality ratings.

• Municipal Bonds are generally issued by state and local governments, agencies, or other governmental authorities (collectively, “municipalities”) to support their needs or finance public projects. In some cases, municipal bonds may be issued to provide funding for a third party permitted to use the proceeds, such as an airport or a hospital. The interest payable on municipal bonds is generally exempt from federal income taxes and, in some cases, from state and local taxes. Municipal bonds can be broadly categorized into general obligation bonds and revenue bonds, although a wide variety of municipal bond structures can exist within these categories. General obligation bonds are secured by the full faith, credit, and taxing power of the issuer. This means that the interest and principal payable on a general obligation bond does not need to come from a particular source. By contrast, a revenue bond’s principal and interest payments are payable only from the revenue generated or derived from the underlying project. Conduit bonds are revenue bonds issued by municipalities in order to provide funding for a third party. It is the third party, not the issuing municipality, who is responsible for payments of interest and principal on a conduit bond.

More on Fund Risks
Investing in the securities markets can result in a loss of principal. The Fund is subject to a variety of risks, including the principal risks listed below, that can impact its net asset value (NAV), performance, and ability to achieve its investment objective.
More on Principal Risks
General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Bond Markets. The Fund may be impacted by the general condition of the bond markets and by factors that affect bonds and bond issuers. For example, as a general rule, bond prices and interest rates move in opposite directions. When interest rates rise, bond prices tend to fall, and when interest rates fall, bond prices tend to go up. Bond income also is affected by changes in interest rates. Interest rates can rise or fall for a number of reasons, including, but not limited to, central bank monetary policy, inflationary or deflationary pressures, and changes in general market and economic conditions. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the overall market and may expose the bond markets in particular to heightened volatility and potential illiquidity. The degree to which the Fund is impacted by the following bond market risks may vary based on factors disclosed throughout this Prospectus, such as the types of bonds in which it invests and the overall credit quality, average maturity, and/or average duration of its bond holdings.
Investing in the Municipal Bond Market. In addition to the general risks associated with bonds and the bond market, municipal bonds are subject to unique risks. The prices and yields of municipal bonds are highly dependent on the financial condition of municipal bond issuers (i.e., their ability to make principal and interest payments) and the overall condition of the municipal bond market. As a result, the values of the Fund’s municipal bond holdings could be impacted significantly by economic, regulatory, political, or other developments or circumstances affecting municipal bond issuers. These developments or circumstances could include, but are not limited to, rulings by governmental authorities regarding the tax-exempt status of municipal bond income, litigation against or bankruptcy declared by a municipal bond issuer, adverse economic conditions, or natural disasters, among others. Any of these circumstances could create uncertainty in the municipal bond market and/or adversely impact the ability of municipal bond issuers to make principal and interest payments, which could result in a loss to the Fund.
Revenue bonds make up a significant portion of the municipal bond market. Investing in revenue bonds will generally subject the Fund to a higher degree of Credit Risk and greater sensitivity to adverse economic conditions than investing in general obligation bonds. In addition, investing in conduit bonds, which are a special type of revenue bond issued by a municipality but repaid by a third party, subjects the Fund to the credit risk of the third party as opposed to the credit risk of the issuing municipality.
The Fund also is subject to the risk that all or a significant portion of its municipal bond holdings will be affected in the same manner. Many municipal bonds are issued to finance similar projects, which means adverse conditions in sectors related to these projects could have an outsized impact on the municipal bond market and potentially on the Fund. For example, a fund that holds a significant number of municipal bonds issued to build hospitals can be expected to be affected by developments in the health care sector.
Tax-Exempt Income Risk. There is no guarantee that the interest payable on municipal bonds will remain exempt from federal, state, or local income taxes. Tax-exempt income from the Fund’s municipal bond holdings could be declared taxable, possibly with retroactive effect, due to a variety of circumstances such as tax law changes, adverse interpretations by tax authorities, or noncompliant conduct by a municipal bond issuer. Any of these circumstances could cause the prices of municipal bonds to decline significantly or impair the Fund’s ability to achieve its investment objective.
Interest Rate Risk. The Fund’s investments in bonds can be sensitive to interest rate changes and may be affected differently depending on the overall interest rate environment. During periods of rising interest rates, bond prices overall may decline, which could result in a decline in the Fund’s value. The prices of longer-term bonds are more sensitive to changes in interest rates than the prices of shorter-term bonds.
Income Risk. During periods of falling interest rates, the Fund’s income may decline because the Fund may have to invest new cash flow and cash from maturing bonds in bonds with lower yields. The income paid by shorter-term bonds is subject to a higher degree of fluctuation than the income paid by longer-term bonds.

Credit Risk. Credit risk refers to the chance that an issuer will default (fail to meet its credit obligations) or fail to make payments in a timely manner, which could result in a loss to the Fund. In addition, negative perceptions of an issuer’s ability to make payments can cause the price of a security to decline. While all debt securities are subject to credit risk to some extent, those with higher credit quality ratings generally pose less credit risk than those with lower credit quality ratings.
Municipal Bond Liquidity Risk. Limited trading in the municipal bond market and a relative lack of publicly available information about the financial condition of municipal bond issuers may make municipal bonds more difficult to value or sell than other types of debt securities. If the Fund is unable to sell a security at an advantageous time or price, its returns may be reduced.
Call Risk. Certain bonds held by the Fund may be callable. The issuer of a callable bond has the right to “call” (redeem) the bond before its maturity date. When a bond is called, the principal value of the bond is repaid earlier than anticipated (prepayment) and the investor (in this case, the Fund) no longer receives the interest payments that would have been paid up to the expected maturity date. In addition, bond calls and the resulting prepayments cause the Fund to lose any price appreciation that would have occurred between the time the bond was called and its original maturity date.
During periods of falling interest rates, it benefits issuers to call bonds with high interest rates. When this occurs, the Fund likely will be forced to reinvest the proceeds of any called bonds at a lower interest rate than that of the called bonds, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments. If the proceeds from a called bond generate taxable income, the Fund may need to distribute income subject to federal or Ohio personal income tax or to the federal alternative minimum tax. If the Fund holds multiple callable bonds, frequent bond calls (as is likely during periods of falling interest rates) and the Fund’s subsequent reinvestment of the proceeds also would increase the Fund’s turnover rate.
Extension Risk. During periods of rising interest rates, certain bonds held by the Fund may be paid off substantially more slowly than originally anticipated. As a result, the value of the bonds may fall, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments.
State-Specific Focus. The Fund invests primarily in securities issued by Ohio and its municipalities. Any adverse tax, legislative, or political developments in Ohio may have far-reaching impacts on the overall Ohio municipal bond market, which could adversely affect the Fund’s holdings and/or the securities that are available for investment by the Fund. In addition, the Fund is more susceptible to the credit risk of and unfavorable developments in Ohio than a fund that invests more widely. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Ohio municipal bond market.
Active Management. The Fund is actively managed. Active management permits the advisor to use reasonable discretion on how to invest the assets of the Fund in a manner that helps the advisor achieve the strategy of the Fund. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective. All else being equal, actively managed funds can have higher fees and expenses than passively managed funds.
Additional Risks
Geopolitical and Sanctions Risk. Due to growing dependencies between global economies, geopolitical events can negatively affect all securities, markets, and economies. It is possible that events which only impact one geographic area could have negative short- or long-term effects on markets, issuers, and/or exchanges in the United States and other countries.
At times, the United States, other governments, or other supranational bodies (e.g., the United Nations) may impose sanctions on countries and/or entities in response to geopolitical events or other priorities. Compliance with sanctions could impact the Fund, including the Fund’s ability to transact in or obtain exposure to certain foreign securities and assets. Sanctions also could cause significant losses to the Fund’s investments and its performance could be negatively impacted. In lieu of sanctions, companies or specific goods that the company produces could be subjected to trade embargoes or tariffs, which can also affect securities markets and create volatility. So long as sanctions do not prohibit investment in the company or issuer, the Fund typically also would not be prohibited from investing in the affected company or issuer.
Potential Redemption Activity Impacts. The Vanguard funds can be negatively impacted by certain large redemptions. These redemptions could occur due to a single shareholder or multiple shareholders deciding to sell a large quantity of shares of a fund or a share class of the fund. Large redemptions can occur for many reasons, either as a result of actions taken by the Vanguard funds or their advisors, or as a result of events unrelated to actions taken by the Vanguard funds or their advisors. Actions taken by the Vanguard funds or their advisors could include, but are not limited to, changes to a fund’s advisor(s), changes to a fund’s portfolio manager(s), changes to the composition of a fund’s portfolio, and/or other product changes or launches that, for example, result in shareholders redeeming shares of one fund to purchase shares of another fund or investment vehicle. For a fund of funds, actions taken by the Vanguard funds or their advisors could include a withdrawal from an underlying fund or a change in the allocation to underlying funds. Events unrelated to actions taken by the Vanguard funds or their advisors could include shareholders selling out of a fund in response to market movements or regulatory changes.
A large redemption could adversely affect a fund’s liquidity and NAV. For example, a large redemption could require a fund’s manager to sell portfolio holdings at unplanned or inopportune times. The manager’s sale of these holdings, which is a taxable event, could require the fund to distribute any corresponding capital gains or other taxable income to the fund’s remaining shareholders; see Dividends, Distributions, and Taxes in the Investing in Vanguard Funds section for additional information. The increased trading activity could also increase underlying costs for the fund due to commissions paid by the fund. When large redemptions occur, the Vanguard funds reserve the right to pay all or part of the redemptions in-kind and/or delay payment of the redemption proceeds for up to seven calendar days; see “Methods Used to Meet Redemption Requests” under Purchase, Redemption, and Exchange of Fund Shares in the Investing in Vanguard Funds section.
Investing in Derivatives. Investing in derivatives may present risks different from, and/or greater than, those associated with investing directly in stocks, bonds, or other types of investments. Derivatives could expose the Fund to increased volatility and/or significant loss. Certain derivatives have an inherent leverage component, providing the Fund exposure to a sizable position in an underlying asset with a relatively small upfront investment at the time the Fund enters into the derivatives position. For these derivatives, an adverse change in the value or price of the underlying asset could result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives require the Fund to enter into a contract with a counterparty. If the counterparty is unable or unwilling to fulfill its contractual obligation, the Fund may experience a loss. A liquid market may not always exist for the Fund’s derivatives positions. The Fund may be unable to sell or otherwise exit its derivatives position at desired times or prices, which could also result in a loss to the Fund. Some derivatives, particularly OTC derivatives, can be complex and often are valued subjectively. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.
Derivatives may not perform as intended, which may result in losses to the Fund. For example, derivatives used for hedging or as a substitute for a portfolio instrument may not provide the expected benefits, particularly during adverse market conditions. The use of derivatives is also subject to legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty, and operational risk, which includes documentation or settlement issues, system failures, inadequate controls, and human error.
Other Investment Policies
In addition to employing its principal investment strategies, the Fund may use the following other investment strategies and types of investments in order to achieve its investment objective.
Other Types of Investments

Some of the following investments may generate taxable income. As a result, the Fund may need to distribute income subject to federal or Ohio personal income tax or to the federal AMT.
Although the Fund invests mainly in investment-grade municipal bonds, the Fund may invest up to 20% of its assets in municipal bonds rated below investment-grade, as determined by a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by the Fund’s advisor. In addition, the Fund may continue to hold securities that were previously considered investment-grade but have since been downgraded, even if such securities would no longer be eligible for purchase by the Fund.
The Fund may purchase tax-exempt securities on a “when-issued” basis. When investing in “when-issued” securities, the Fund agrees to buy the securities at a certain price on a certain date, even if the market price of the securities at the time of delivery is higher or lower than the agreed-upon purchase price.
The Fund may invest in municipal bond structured products that, in the opinion of the Fund’s advisor, are consistent with the Fund’s investment objective. Such investments may include tender option bond programs or long-term municipal securities with a demand feature (e.g., variable rate demand obligations or notes). Certain issuers of structured products may be deemed to be investment companies as defined in the Investment Company Act of 1940. As a result, the Fund’s investments in these products may be limited under Rule 12d1-4 of the 1940 Act, which is designed to limit the use of complex fund structures. A description of the municipal bond structured products in which the Fund may invest is provided below.

Tender option bond programs are a type of municipal bond structured product that allows the purchaser to receive a variable rate of tax-exempt income from a trust entity that holds long-term municipal bonds.

Variable rate demand notes or “VRDNs” are structured products that combine long-term municipal bonds with a demand feature. An investment in a VRDN represents the right to sell the instrument back to the remarketer or liquidity provider (usually a bank) for repurchase on short notice (normally one day or seven days).
The Fund may invest in derivatives. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. The Fund may invest in derivatives only if the expected risks and rewards of the derivatives are consistent with the investment objective, policies, strategies, and risks of the Fund as disclosed in this Prospectus. In particular, derivatives will be used only when they may help the advisor accomplish one or more of the following:
• Invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment.
• Add value when these instruments are favorably priced.
• Adjust sensitivity to changes in interest rates.
The Fund’s investments in derivatives may include fixed income futures contracts, fixed income options, interest rate swaps, total return swaps, credit default swaps, or other derivatives.
Cash Management
The Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are used as cash management vehicles for the Vanguard funds. When investing in a CMT Fund, the Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund. Investment in a CMT Fund may generate taxable income for the Fund and potentially may require the Fund to distribute income subject to federal or Ohio personal income tax or the alternative minimum tax.
Temporary Defensive Measures
The Fund may temporarily depart from its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments, U.S. Treasury securities, or other investment companies (including exchange-traded funds), or short-term municipal securities issued outside of Ohio—in response to adverse or unusual market, economic, political, or other conditions. Such conditions could include a temporary decline in the availability of Ohio municipal bonds. By temporarily departing from its normal investment policies, the Fund may distribute income subject to federal or Ohio personal income tax or to the federal AMT and may otherwise fail to achieve its investment objective.

Cash equivalent investments include cash deposits, short-term bank deposits, and money market instruments such as U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.
Portfolio Holdings
Please consult the Fund’s Statement of Additional Information or Vanguard’s website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.
Management and Distribution of the Fund
The Fund is a member of The Vanguard Group, Inc. (Vanguard), a family of over 200 funds. All of the funds that are members of Vanguard (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
How is Vanguard’s Corporate Structure Unique?
Vanguard is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisor
The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through Vanguard Capital Management (VCM). VCM exercises portfolio management responsibilities for the Fund. As of November 30, 2025, Vanguard served as advisor for approximately $9.9 trillion in assets. Vanguard, through VCM, provides investment advisory services to the Fund pursuant to the Funds’ Service Agreement and an intercompany service agreement between Vanguard and VCM, subject to the supervision and oversight of the trustees and officers of the Fund.
VCM, P.O. Box 2600, Valley Forge, PA 19482, is a wholly owned subsidiary of Vanguard and was established in 2025.

For the fiscal year ended November 30, 2025, the advisory expenses represented an effective annual rate of 0.01% of the Fund’s average net assets.
The Fund reserves the right to utilize a multimanager approach in the future. Under the terms of an SEC exemption, the Board may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangement will be communicated to shareholders in writing. As Vanguard is the Fund’s sponsor and overall manager, Vanguard, through VCM, may provide investment advisory services to the Fund under certain circumstances. Vanguard may also recommend to the Board that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Fund has filed an application seeking an SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Fund may rely on the new SEC relief.
A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory arrangement is available in the Fund’s Form N-CSR filed with the SEC for the fiscal year ended November 30 and in the applicable Financial Statements and Other Information document available on the Fund’s website.
The managers primarily responsible for the day-to-day management of the Fund are:
Grace Boraas, Portfolio Manager at VCM. She has worked in investment management since 2005, has been with Vanguard since 2013, and has co-managed the Fund since 2023. Education: B.S., Stetson University.
Stephen M. McFee, CFA, Portfolio Manager at VCM. He has been with Vanguard since 2005, has worked in investment management since 2007, and has managed the Fund since 2020 (co-managed since 2023). Education: B.A./B.S., East Stroudsburg University; M.S., St. Joseph’s University.
The Fund’s Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

Investing in Vanguard Funds
In this section, you will find information regarding buying and selling Vanguard fund shares. Vanguard reserves the right to change the policies in this section without notice. Please call or visit our website for current information. See Contacting Vanguard.
The availability of certain Vanguard fund share classes and/or shareholder services described in this Prospectus will depend on the policies and procedures of the different accounts or investment products through which you hold your Vanguard fund shares. Vanguard fund shares can be held indirectly through financial intermediaries, or through investment products that use the funds as underlying investments such as employer-sponsored retirement or savings plans. In certain circumstances, Vanguard fund shares can be held directly with Vanguard.
If you hold Vanguard fund shares through accounts maintained by a financial intermediary, such as your securities dealer, broker, investment advisor, bank, other financial institution, including shares held in a brokerage account with Vanguard Brokerage Services®, or through an investment product such as an employer-sponsored retirement or savings plan, please consult your financial intermediary to determine which share classes are available to you and to learn about other rules that apply to your accounts. Your financial intermediary may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this Prospectus. Please consult your financial intermediary for details. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Vanguard fund as an investment option.
If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to investing directly with Vanguard. Vanguard reserves the right, upon reasonable notice, to discontinue the ability to hold Vanguard fund shares directly with Vanguard for any or all investors and/or to transfer such shares to an affiliate or other financial institution. For more information regarding your account and the shareholder services offered through your account, you may contact Vanguard by phone, by mail, or through our website. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this Prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Share Classes and Converting Shares
Share Class Overview
Each Vanguard fund may offer one or more share classes. If a Vanguard fund offers multiple share classes, each share class has the same investment objective, strategies, and policies. However, because different share classes can have different expenses, their investment returns may differ. The following share class is offered by the Fund:
• Investor Shares, which generally require a minimum initial investment of $3,000.
You generally need a minimum of $1 to add to an existing account.
Additional eligibility requirements other than investment minimums may also apply to each share class. Investment minimums may differ for certain categories of accounts or investors. Certain types of accounts may meet the investment minimum for certain share classes by aggregating separate accounts within the same fund.
Vanguard reserves the right, without notice, to change the eligibility requirements of its share classes, including changing the types of clients who are eligible to purchase each share class, increasing or decreasing the minimum amount required to open, convert shares to, or maintain a fund account, or increasing or decreasing the minimum amount required to add to an existing fund account.
Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them.
Accounts Held Through Financial Intermediaries. If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), your financial intermediary may have different policies regarding the availability of certain share classes from those described above. You should consult your financial intermediary to consider your options, including your eligibility for the share classes described above.

Pricing of Fund Shares
When you purchase shares, you pay the share price, also known as the NAV, plus any applicable purchase fee. Your shares are also redeemed at the NAV, minus any applicable redemption fee. The share price for your transaction is the next one calculated after your purchase or redemption order is received in good order. NAV is typically calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event generally shall also serve as the conclusion of the trading day. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Vanguard funds do not sell or redeem shares. However, on those days the value of a fund’s assets may be affected to the extent that the fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
If a fund only has one share class, the NAV per share is computed by dividing the total assets, minus liabilities, of a fund by the number of fund shares outstanding. If a fund has more than one share class, each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of fund shares outstanding for that class. The value of securities and other investments held by the Vanguard funds is determined pursuant to the valuation policies and procedures adopted by the Vanguard funds’ boards of trustees. Vanguard has been designated as the valuation designee for the Vanguard funds pursuant to Rule 2a-5 under the Investment Company Act of 1940, subject to oversight by the Vanguard funds’ boards of trustees.
Securities for which market quotations are readily available are valued at their market value, based on quotations provided by independent third-party pricing sources. Such securities are generally valued at their official closing price, the last reported sales price, or if there were no sales that day, the mean between the closing bid and asking prices, from the principal exchange or market on which they are traded. A fund’s investments in any mutual fund shares, including institutional money market fund shares, are valued at the NAVs of the mutual fund shares. A fund’s investments in any ETF shares or closed-end fund shares are valued at the market value of those shares.
When the market quotations are not readily available or do not accurately reflect the value of a security or other investment, such security or other investment is priced at fair value, generally based on information provided by independent third-party pricing services, in accordance with the valuation policies and procedures adopted by the Vanguard funds’ boards of trustees.

Fair value represents a good faith determination of the value of a fund’s investments. The fair value of a security or other investment is the amount that the owner might reasonably expect to receive upon the current sale of the security or other investment. Fair-value pricing may require subjective determinations. It is possible that the price determined through fair-value pricing may differ from the price quoted or published by other sources and may not be the price at which those investments could have been sold during the period in which the fair value was used.
Fair-value pricing may be used in a variety of circumstances. For example, it may be used if the value of a security or other investment has been materially affected by events occurring after the close of the principal exchange or market on which the security is traded but before the funds’ NAV is calculated. These events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., significant price movements in U.S. or a foreign market), or regional/global events (e.g., natural disaster, economic or political news, interest rate change, act of terrorism). These events could affect a single security or a large number of securities in a particular market, and it most commonly occurs with foreign portfolio holdings because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the value of the foreign portfolio holdings may occur between the close of the foreign market and the time a fund’s NAV is calculated. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party as of the close of regular trading on the NYSE.
In addition, fair-value pricing may be used if trading in a security is halted and does not resume before a fund’s pricing time, a security does not trade in the course of a day and a fund holds enough of the security that its price could affect the NAV, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available.
Fixed income securities are generally valued based on information furnished by independent pricing services and are priced at fair value. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Failures by third-party pricing services to carry out their obligations to the Vanguard funds (e.g., any errors in the data provided by third-party pricing services) could result in delays in the calculation of the funds’ NAVs and/or the inability to calculate the NAVs over extended time periods. The funds may be unable to recover any losses associated with such failures.
Vanguard fund share prices are published daily on our website.

Purchase, Redemption, and Exchange of Fund Shares
How to Purchase, Redeem, and Exchange Shares
If you hold Vanguard fund shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), you should contact your financial intermediary to purchase, redeem, or exchange shares. Depending on the policies and procedures of your financial intermediary, the procedures and rules by which you open an account and/or purchase, redeem, and exchange shares may differ from the procedures and rules discussed below.
If you hold shares directly with Vanguard, please see the information below regarding purchasing, redeeming, and exchanging your shares.
How to Initiate a Purchase, Redemption, or Exchange Request
• Online or by telephone. You may open certain types of accounts, request a purchase, redemption, or exchange of your shares online through our website (if you are registered for online access), or by calling Vanguard. See Contacting Vanguard.
• By Mail. You may also send Vanguard your account registration form and check to open certain types of accounts. To add to an existing account, you may send your check with a purchase form. You may also send a form (available online) to Vanguard by mail to redeem from a fund account.
How to Pay for a Purchase
• By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on a Vanguard account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request.
• By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
• By check. You may make initial or additional purchases to your fund account by sending a check with a purchase form. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—XX). For a list of Fund numbers (for share classes in this Prospectus), see Additional Information. All purchase checks must be written in U.S. dollars, drawn on a U.S. bank, and accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
• By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund.
How to Receive Redemption Proceeds
• By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on a Vanguard account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request.
• By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
• By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund.
• By check. You may have the proceeds of a fund redemption sent via check directly to you at the mailing address you have on file.
At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

If your account is eligible and you have established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more.
Other Rules You Should Know
Responsibility for Fraud. You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual. Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Account Service Fee. Vanguard may charge a $25 account service fee on fund accounts that have a balance below $5,000,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $25, will be deducted from fund accounts subject to the fee once per calendar year. Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
Wire Fee. Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee may not apply to certain types of accounts, please call or visit our website for more information on how the wire fee is charged.
No Cancellation. Vanguard will not accept your request to cancel any purchase, redemption or exchange request once processing has begun, so please be careful when placing a transaction request.
New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Vanguard.com Registration. If you are a registered user of vanguard.com, you can review your account holdings; purchase, redeem, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Proof of a Caller’s Authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
○
Authorization to act on the account (as the account owner or by legal documentation or other means).

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Account registration and address.
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Fund name and account number, if applicable.
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Other information relating to the caller, the account owner, or the account.
Unusual Circumstances. If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Documentation for Certain Accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Recently Purchased Shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Address Change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
Future Trade-Date Requests. Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as described in Trade Date. Vanguard reserves the right to return future-dated purchase checks.
Uncashed Checks. Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Invalid Addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions back to the fund from which the distribution occurred until you provide us with a valid mailing address. Reinvestments will receive the NAV calculated on the date of the reinvestment.
Dormant Accounts. If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.

Accounts with More than One Owner. If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Share Certificates. Share certificates are no longer issued for Vanguard funds. Shares currently held in certificates cannot be redeemed, exchanged, converted, or transferred (reregistered) until you return the certificates (unsigned) to Vanguard by registered mail.
Earning Dividends. You generally begin earning dividends on the business day following your trade date of a purchase order. When buying money market fund shares through a federal funds wire on a business day, however, you generally can begin earning dividends immediately by making a purchase request by telephone to Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund). For additional information on how the trade date is determined for a purchase order, please see “Trade Date”.
You generally will continue earning dividends until the first business day following your trade date of a redemption order. Generally, there are two exceptions to this rule: (1) If you redeem shares by writing a check against your account (if your account is eligible and you have established the checkwriting service on your account), the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds, if you redeem shares with a same-day wire request before 10:45 a.m., Eastern time, on a business day (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the shares will stop earning dividends that same day. For additional information on how the trade date is determined for a redemption order, please see “Trade Date”.
Additional Information Regarding Redemption of Shares
Methods Used to Meet Redemption Requests. Under normal circumstances, the Vanguard funds typically expect to meet redemptions with positive cash flows. When this is not an option, a fund seeks to maintain its risk exposure by selling a cross section of the fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, a fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio.
Under certain circumstances, including under stressed market conditions, there are additional tools that a fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. A fund may also suspend payment of redemption proceeds for up to seven days. Additionally under these unusual circumstances, a fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures)

through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
Although the Vanguard funds typically intend to meet redemption requests in cash, in consideration of the best interests of the funds and their remaining shareholders, the funds reserve the right to pay redemption proceeds wholly or partly in-kind by delivering readily marketable securities held by the funds in lieu of cash in conformity with applicable rules of the SEC and in accordance with procedures adopted by the funds’ board of trustees. Redemptions in-kind may be used during both normal and stressed market conditions. For example, a fund may make a redemption in-kind if a cash redemption could negatively affect its operations or performance, as may be the case with large redemption amounts, or in situations where the redeeming shareholder may be engaged in market timing or frequent trading. A fund may delay payment of the redemption proceeds for up to seven calendar days.
Please contact Vanguard before you attempt to redeem a large dollar amount. In doing so, you may avoid in-kind or delayed payment of your redemption.
Emergency Circumstances. The Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, the Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances or such other periods, as determined by the SEC.
Timing of Payment of Redemption Proceeds. If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by the Vanguard fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. Please see Methods Used to Meet Redemption Requests and Emergency Circumstances for further information.
If you hold shares directly with Vanguard, the following rules also apply:
• Timing of wire redemptions from money market funds:for telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

• Timing of wire redemptions from all other funds: for requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
• If your redemption request is not in good order, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction.
Good Order
Vanguard funds reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among different types of accounts and transactions. Vanguard reserves the right, without notice, to revise the requirements for good order. If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please contact your financial intermediary for more details on good order requirements that may apply to you.

Trade Date
If you place your purchase, redemption, or exchange order through a financial intermediary (including through a brokerage account held at Vanguard Brokerage Services®), it is their responsibility to send your order to the Vanguard funds. Your transaction will be executed using the NAV next calculated after the order is received by the Vanguard funds in good order.
The Vanguard funds have authorized certain financial intermediaries and their designees, and may, from time to time, authorize certain funds of funds for which Vanguard serves as the investment advisor (Vanguard Funds of Funds), to accept orders to purchase or redeem fund shares on behalf of the Vanguard funds. In these circumstances, the Vanguard fund will be deemed to receive an order when accepted by the authorized financial intermediary, its designee, or one of the Vanguard Funds of Funds, and the order will be executed using the NAV next calculated after such acceptance.
If you hold shares directly with Vanguard, you may place your transaction request directly with Vanguard. Your transaction request will be executed using the NAV as calculated on the trade date as determined below. The trade date for any transaction request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are transacting, and the type of fund in which you are transacting. If your transaction request is not in good order, it may be rejected.
Trade Date for a Purchase Order. For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
Trade Date for a Redemption, Exchange, or Conversion Order (other than an order to convert to ETF Shares (if available)). If the transaction is received in good order on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will generally be the same day. If the transaction is received in good order on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will generally be the next business day.
Investing in Vanguard Funds through Employer-Sponsored Plans
If Vanguard fund shares are an investment option in your employer-sponsored retirement or savings plan, your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a fund as an investment option.
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to a fund. Consult your recordkeeper or plan administrator for more information.
If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.
If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan. If you have any questions about the Vanguard funds or Vanguard, including those about a fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com. Vanguard reserves the right to change its policies without notice to shareholders.
Shareholder Documents
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Confirmation Statements. If you hold shares directly with Vanguard, we will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you purchase, redeem, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), your financial intermediary will provide you with confirmation statements. Please contact your financial intermediary for details.
Portfolio Summaries. If you hold shares directly with Vanguard, we will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements. For most accounts, Vanguard (or your financial intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your financial intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Shareholder Reports and Financial Statements. Additional information about the Fund’s investments and performance is available in the Fund’s Annual and Semi-Annual Reports. The Fund’s financial statements are filed with the SEC on Form N-CSR and available on our website.
Electronic Delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences. You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please contact your financial intermediary for electronic access to shareholder documents. Some financial intermediaries may not offer this service.

Reservation of Rights
In addition to the rights expressly stated elsewhere in this Prospectus, Vanguard reserves the following rights:
Right to Change Policies. Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions. Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors when permitted by applicable law, regulations, or SEC guidance; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Right to Refuse or Reject Purchase Requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance (as may be the case with large purchase amounts).
Please contact Vanguard before you attempt to invest a large dollar amount. In doing so, you may avoid delayed or rejected transactions.
Exchange Privilege. Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

Please contact Vanguard before you attempt to exchange a large dollar amount. In doing so, you may avoid delayed or rejected transactions.
Account Liquidation. If an account no longer meets the eligibility requirements for a share class, a fund may, subject to applicable law, liquidate such fund account. Accounts with balances below the minimum amount required to maintain eligibility may be subject to liquidation, including when the decline results from market fluctuations or any other reason. This liquidation policy applies to nonretirement fund accounts and accounts that are held through financial intermediaries. You will be notified before a liquidation occurs.
Dividends, Distributions, and Taxes
Fund Distributions
The Fund generally distributes to shareholders virtually all of its net income (interest less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. The Fund may also make distributions that are treated as a return of capital. Income dividends generally are declared daily and distributed monthly; capital gains distributions, if any, generally occur annually in December. In addition, the Fund may make a supplemental distribution at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.
From time to time, Vanguard and/or a fund’s board of trustees may adjust a fund’s fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the funds and their shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). Fund performance and potentially shareholder distributions, will reflect such expense adjustments. If you sell all or part of your investment in a fund before an expense adjustment occurs, then you will not receive the economic benefit, if any, of such expense adjustment. An expense adjustment at any given time does not imply or guarantee that similar or additional expense adjustments will be made in the future.
Basic Tax Points
A majority of the income dividends you receive from the Fund are expected to be exempt from federal and Ohio state income taxes. In addition, you should be aware of the following basic federal income tax points about tax-exempt mutual funds:
• Distributions of capital gains and any investment income that is not exempt from federal income tax are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared and recorded in December—if paid to you by the end of January—are generally taxable as if received in December.

• Any short-term capital gains distribution, including gains on the sales of bonds characterized as a market discount, is taxable to you as ordinary income.
• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions can occur when the Fund sells assets at a gain. Capital gains distributions vary from year to year as a result of the Fund’s investment activities and cash flows, including those due to redemption activity by Fund shareholders.
• Capital gains distributions may occur if Vanguard, the Fund, or its advisor makes changes that would impact the Fund directly or indirectly, including changes to the Fund’s portfolio or advisors or changes to any other Vanguard fund or product that would involve the redemption of shares of the Fund and the related sale of the Fund’s or an underlying Vanguard fund’s investments. Such changes could, depending on the timing, result in capital gains distributions in the current fiscal year, subsequent fiscal year, or both.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling or exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• Exempt-interest dividends from a tax-exempt fund are taken into account in determining the taxable portion of any Social Security or railroad retirement benefits that you receive.
• Income paid from tax-exempt bonds whose proceeds are used to fund private, for-profit organizations may be subject to the federal alternative minimum tax.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
• If you purchase shares before an ex-dividend date when a fund has realized but not yet distributed income or capital gains, the purchase price may include the amount of the upcoming distribution, and you may pay the full price for the shares and later receive a portion of the purchase price back as a taxable distribution. In such case, you generally will be taxed upon receipt of such distribution, even though the distribution effectively represents a return of a portion of your purchase price. This is known as “buying a dividend.”

Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund (except exempt-interest dividends) and capital gains from any sale or exchange of Fund shares.
Income dividends and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
Income dividends from interest earned on municipal securities of a state or its political subdivisions are generally exempt from that state’s income taxes. Almost all states, however, tax interest earned on municipal securities of other states.
This Prospectus provides general tax information only. Please consult your own tax advisor for detailed information about any tax consequences for you.
General Information
Backup Withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so. The backup withholding rules may also apply to distributions that are designated as exempt-interest dividends.
Special Notice to Non-U.S. Investors. The Fund offered for sale in this Prospectus is primarily intended to be made available to U.S. residents and may not be appropriate for investors taxable outside of the United States. Non-U.S. investors should visit the non-U.S. investors page on our website at global.vanguard.com for information about Vanguard’s non-U.S. products.
Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements under the Internal Revenue Code, as well as any non-U.S. taxes imposed by the investor’s relevant tax jurisdiction, may apply to an investment in the Fund. Non-U.S. investors should consult their own tax advisors with respect to any particular U.S. or non-U.S. tax consequences of their investment in the Fund.

Frequent Trading Limitations
Overview
Some investors may try to profit from strategies involving frequent trading of mutual fund shares (such as market-timing) and other excessive trading practices (together, “frequent trading”). For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets because of different closing times of U.S. and non-U.S. markets, a practice also known as time-zone arbitrage. Some investors may also try to engage in frequent trading of funds holding investments in small-cap stocks and high-yield bonds that are thinly traded. Frequent trading may disrupt portfolio management strategies and increase a fund’s costs (such as increased brokerage and administrative costs) for all shareholders including the long-term investors.
Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits frequent trading. The Board has adopted policies and procedures reasonably designed to detect and discourage frequent trading. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading in all circumstances, the policies and procedures discussed below have been adopted to address these issues.
Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance. Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions. Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in Pricing of Fund Shares. Fair-value pricing may reduce or eliminate the profitability of certain frequent trading strategies.
Frequent Trading Policy
Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account (“Frequent-Trading Limits”). ETF shares are not subject to these Frequent-Trading Limits. For Vanguard Retirement Investment Program pooled plans, the Frequent-Trading Limits apply to exchanges made online or by telephone.
The Frequent-Trading Limits do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.

• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, Vanguard Small Business Online®, and certain transactions through intermediaries relating to systematic trades and required minimum distributions.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Digital Advisor™, and discretionary (advisor-directed) transactions through certain intermediaries.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans).
• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.
• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
• Certain transactions below dollar value or other thresholds specified by Vanguard.
• In-kind transfers to a shareholder’s donor advised fund managed by Vanguard Charitable.
For participants in employer-sponsored defined contribution plans,* the Frequent-Trading Limits do not apply to:
• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.

• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
*The following Vanguard fund accounts are also subject to the Frequent-Trading Limits: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans). Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries. When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and Frequent-Trading Limits may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer Frequent-Trading Limits. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Do not invest with Vanguard if you are a market-timer.

Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual Financial Statements and Other Information. You may obtain a free copy of a fund’s latest disclosure documents upon request.
Vanguard Ohio Long-Term Tax-Exempt Fund
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.86	$11.43	$11.39	$13.21	$13.29
Investment Operations
Net Investment Income[1]	.420	.392	.362	.308	.320
Net Realized and Unrealized Gain (Loss) on Investments	(.147)	.424	.036	(1.718)	.018
Total from Investment Operations	.273	.816	.398	(1.410)	.338
Distributions
Dividends from Net Investment Income	(.413)	(.386)	(.358)	(.307)	(.320)
Distributions from Realized Capital Gains	—	—	—	(.103)	(.098)
Total Distributions	(.413)	(.386)	(.358)	(.410)	(.418)
Net Asset Value, End of Period	$11.72	$11.86	$11.43	$11.39	$13.21
Total Return[2]	2.43%	7.24%	3.56%	-10.81%	2.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,430	$1,335	$1,252	$1,294	$1,742
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.13%[3]	0.13%[3]	0.13%[3]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.66%	3.35%	3.18%	2.58%	2.42%
Portfolio Turnover Rate	24%	41%	60%	86%	43%

1	Calculated based on average units outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%, 0.13%, 0.13%, and 0.13%, respectively.

Additional Information
A Precautionary Note to Investment Companies. The Fund’s shares are issued by a registered investment company, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940 (the 1940 Act). SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement.
Forum Selection. The Trust’s Bylaws designate Delaware courts as the exclusive forum for certain claims against or related to the Trust, a trustee, an officer, or other employee of the Trust, except that, unless the Trust otherwise consents in writing, the U.S. Federal District Courts are the exclusive forum for the resolution of complaints under the Securities Act of 1933 or the 1940 Act. These provisions may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
Shareholder Rights. The Fund’s Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of the Trust that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the board of trustees determines not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application. The Trust’s Bylaws also provide that shareholders waive the right to trial by jury to the fullest extent permitted by law.
Joint Committed Credit Facility. The Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Board and renegotiation with the lender syndicate on an annual basis.

Securities Market Indexes
Listed below is the broad-based securities market index and one or more additional indexes with similar investment characteristics as the Fund, as referenced in the Fund’s Average Annual Total Returns Fund’s:
Bloomberg OH Municipal Bond. An index that includes Ohio-issued investment-grade tax-exempt bonds with maturities of greater than one year.
Bloomberg Municipal Bond Index. An index that includes most investment-grade tax-exempt bonds that are issued by state and local governments.
Vanguard Fund	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Vanguard Ohio Long-Term Tax-Exempt Fund	6/18/1990	OHLTte	97	921929204
Inception Date means the date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by FactSet Research Systems Inc., and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, © 2026 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
CFA® is a registered trademark owned by CFA Institute.
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Vanguard Ohio Long-Term Tax-Exempt Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Fund into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing, price, or quantities of the Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to customers of the Fund, in connection with the administration, marketing or trading of the Fund.
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If you would like more information about Vanguard Ohio Long-Term Tax-Exempt Fund, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders and Form N-CSR
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semiannual financial statements.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into (and thus legally a part of) this Prospectus.
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Information Provided by the SEC
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Fund’s Investment Company Act file number: 811-06083
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P 097 032026

PART B

VANGUARD® CALIFORNIA TAX-FREE FUNDS, VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS, VANGUARD NEW JERSEY TAX-FREE FUNDS, VANGUARD NEW YORK TAX-FREE FUNDS, VANGUARD OHIO TAX-FREE FUNDS, VANGUARD PENNSYLVANIA TAX-FREE FUNDS

(Also known as the Vanguard State Tax-Exempt Funds) (Individually, a Trust; Collectively, the Trusts)

STATEMENT OF ADDITIONAL INFORMATION

March 27, 2026

This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with a Fund’s current prospectus (dated March 27, 2026). To obtain, without charge, a prospectus, the most recent report to shareholders, or a Fund’s financial statements for Vanguard California Tax-Free Funds, Vanguard Massachusetts Tax-Exempt Funds, Vanguard New Jersey Tax-Free Funds, Vanguard New York Tax-Free Funds, Vanguard Ohio Tax-Free Funds, and Vanguard Pennsylvania Tax-Free Funds, as hereby incorporated by reference, please visit https://vgi.vg/fund-literature or contact The Vanguard Group, Inc. (Vanguard).

Phone: Investor Information Department at 800-662-7447

Online: vanguard.com

TABLE OF CONTENTS

Description of the Trusts..............................................................................................................................................................................	B-1
Fundamental Policies ...................................................................................................................................................................................	B-4
Investment Strategies, Risks, and Nonfundamental Policies...................................................................................................................	B-5

State Risk Factors.........................................................................................................................................................................................

B-24

Share Price ....................................................................................................................................................................................................

B-32
Purchase and Redemption of Shares .........................................................................................................................................................	B-33
Management of the Funds ...........................................................................................................................................................................	B-34
Investment Advisory and Other Services ...................................................................................................................................................	B-60

Portfolio Transactions ..................................................................................................................................................................................

B-63

Proxy Voting ..................................................................................................................................................................................................

B-65
Information About the ETF Share Class .....................................................................................................................................................	B-66

Financial Statements ....................................................................................................................................................................................

B-72
Description of Municipal Bond Ratings......................................................................................................................................................	B-72

Appendix A ....................................................................................................................................................................................................

B-74

Appendix B ....................................................................................................................................................................................................

B-85

DESCRIPTION OF THE TRUSTS

The Trusts currently offer the following funds and share classes (identified by ticker symbol):

Vanguard Fund2	Share Classes1
	Investor	Admiral	ETF
Vanguard California Tax-Free Funds
Vanguard California Municipal Money Market Fund	VCTXX	—	—
Vanguard California Intermediate-Term Tax-Exempt Fund	VCAIX	VCADX	—
Vanguard California Long-Term Tax-Exempt Fund	VCITX	VCLAX	—
Vanguard California Tax-Exempt Bond ETF	—	—	VTEC3
Vanguard Massachusetts Tax-Exempt Funds
Vanguard Massachusetts Tax-Exempt Fund	VMATX	—	—
Vanguard New Jersey Tax-Free Funds
Vanguard New Jersey Long-Term Tax-Exempt Fund	VNJTX	VNJUX	—
Vanguard New York Tax-Free Funds
Vanguard New York Municipal Money Market Fund	VYFXX	—	—
Vanguard New York Long-Term Tax-Exempt Fund	VNYTX	VNYUX	—
Vanguard New York Tax-Exempt Bond ETF	—	—	MUNY3
Vanguard Ohio Tax-Free Funds
Vanguard Ohio Long-Term Tax-Exempt Fund	VOHIX	—	—
Vanguard Pennsylvania Tax-Free Funds
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	VPAIX	VPALX	—
1 Individually, a class; collectively, the classes.

2 Individually, a Fund; collectively, the Funds.

3 Exchange: Cboe BZX Exchange, Inc.

Each Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

Throughout this document, any references to “class” apply only to the extent a Fund issues multiple classes.

Organization

Vanguard California, New Jersey, New York, Ohio, and Pennsylvania Tax-Free Funds were each organized as a Pennsylvania business trust in 1985, 1987, 1985, 1990, and 1986, respectively. Each Trust was reorganized as a Delaware statutory trust in 1998. Vanguard Massachusetts Tax-Exempt Funds was organized as a Delaware statutory trust in 1998. Prior to their reorganizations as Delaware statutory trusts (aside from Vanguard Massachusetts Tax-Exempt Funds, which has always been a Delaware statutory trust), the Trusts were known as Vanguard California Tax-Free Fund, Inc.; Vanguard New Jersey Tax-Free Fund, Inc.; Vanguard New York Tax-Free Fund, Inc.; Vanguard Ohio Tax-Free Fund, Inc.; and Vanguard Pennsylvania Tax-Free Fund, Inc. Each Trust is registered with the United States Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. All Funds within each Trust (other than Vanguard New York Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, Vanguard California Municipal Money Market Fund, Vanguard Ohio Long-Term Tax-Exempt Fund, and Vanguard New York Tax-Exempt Bond ETF) are classified as nondiversified within the meaning of the 1940 Act.

Service Providers

Custodian. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114, serves as the Funds‘ custodian. The custodian is responsible for maintaining the Funds’ assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign subcustodians or foreign securities depositories.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm audits the Funds’ annual financial statements and provides other related services.

Investment Advisor. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, through its wholly owned subsidiary, Vanguard Capital Management, LLC (VCM). VCM exercises portfolio management and investment stewardship responsibilities for the Funds.

Transfer and Dividend-Paying Agent. The Funds’ transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.

Characteristics of the Funds’ Shares

Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than those described in the Fund’s current prospectus and elsewhere in this Statement of Additional Information. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

Shareholder Liability. Each Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of a Fund generally will not be personally liable for payment of the Fund’s debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.

Dividend Rights. The shareholders of each class of a Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan approved by the Fund’s board of trustees.

Voting Rights. Shareholders are entitled to vote on a matter if (1) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; (2) the trustees determine that it is necessary or desirable to obtain a shareholder vote; (3) a merger or consolidation, share conversion, share exchange, or sale of assets is proposed and a shareholder vote is required by the 1940 Act to approve the transaction; or (4) a shareholder vote is required under the 1940 Act. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund’s net assets, to change any fundamental policy of a Fund (please see Fundamental Policies), and to enter into certain merger transactions. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of a Fund or the class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote by the shareholders.

Liquidation Rights. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the fund’s net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund’s net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

Preemptive Rights. There are no preemptive rights associated with the Funds’ shares.

Conversion Rights. Fund shareholders may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with Vanguard Massachusetts Tax-Exempt Fund, Vanguard Ohio Long-Term Tax-Exempt Fund, Vanguard California Tax-Exempt Bond ETF, Vanguard California Municipal Money Market Fund, Vanguard New York Tax-Exempt Bond ETF, or Vanguard New York Municipal Money Market Fund.

Redemption Provisions. Each Fund’s redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

Sinking Fund Provisions. The Funds have no sinking fund provisions.

Calls or Assessment. Each Fund’s shares, when issued, are fully paid and non-assessable.

Shareholder Rights. Any limitations on a shareholder’s right to bring an action do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such limitations. Each Trust’s bylaws place limitations on the forum in which certain claims against or related to the Trust, a trustee, an officer, or other employee of the Trust may be heard. Each Trust’s bylaws also provide that shareholders waive the right to trial by jury to the fullest extent permitted by law.

Tax Status of the Funds

Each Fund expects to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements relating to the source of its income and the diversification of its assets. If a Fund fails to meet these requirements in any taxable year, the Fund will, in some cases, be able to cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, and/or disposing of certain assets. If the Fund is ineligible to or otherwise does not cure such failure for any year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

Each Fund may declare a capital gain dividend consisting of the excess (if any) of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforwards of the Fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

FUNDAMENTAL POLICIES

Each Fund is subject to the following fundamental investment policies, which cannot be changed in any material way without the approval of the holders of a majority of the Fund’s shares. For these purposes, a “majority” of shares means shares representing the lesser of (1) 67% or more of the Fund’s net assets voted, so long as shares representing more than 50% of the Fund’s net assets are present or represented by proxy or (2) more than 50% of the Fund’s net assets.

80% Policy. Each Fund will invest at least 80% of its assets in securities exempt from federal taxes and taxes of the state indicated by each Fund’s name, under normal market conditions. In applying these 80% policies, assets include net assets and borrowings for investment purposes. In addition, under normal market conditions, Vanguard Massachusetts Tax-Exempt Fund will invest at least 65% of its total assets in the securities of Massachusetts issuers.

Borrowing. Each Fund may borrow money only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Commodities. Each Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Diversification. Each Fund (other than Vanguard New York Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, Vanguard California Municipal Money Market Fund, and Vanguard Ohio Long-Term Tax-Exempt Fund) will limit the value of all holdings (other than U.S. government securities, cash, and cash items as defined under subchapter M of the IRC), each of which exceeds 5% of the Fund’s total assets or 10% of the issuer’s outstanding voting securities, to an aggregate of 50% of the Fund’s total assets as of the end of each quarter of the taxable year. Additionally, each Fund (other than Vanguard Massachusetts Tax-Exempt Fund) will limit the aggregate value of holdings of a single issuer (other than U.S. government securities, as defined in the IRC) to a maximum of 25% of the Fund’s total assets as of the end of each quarter of the taxable year.

With respect to 75% of its total assets, Vanguard New York Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, Vanguard California Municipal Money Market Fund, and Vanguard Ohio Long-Term Tax-Exempt Fund may not (1) purchase more than 10% of the outstanding voting securities of any one issuer or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.

Industry Concentration. Each Fund (other than Vanguard California Municipal Money Market Fund, Vanguard New York Tax-Exempt Bond ETF, Vanguard California Tax-Exempt Bond ETF, and Vanguard New York Municipal Money Market Fund) will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries.

For Vanguard California Municipal Money Market Fund and Vanguard New York Municipal Money Market Fund: Each Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries, except that the Fund reserves the right to concentrate its investments in government securities, as defined in the 1940 Act, and certificates of deposit and bankers’ acceptances issued by domestic banks (which may include U.S. branches of non-U.S. banks).

Vanguard New York Tax-Exempt Bond ETF and Vanguard California Tax-Exempt Bond ETF will not concentrate their investments in the securities of issuers whose principal business activities are in the same industry or group of industries, except as may be necessary to approximate the composition of their target index.

Investment Objective. With respect to each Fund other than Vanguard California Tax-Exempt Bond ETF and Vanguard New York Tax-Exempt Bond ETF, the Funds’ investment objectives may not be materially changed without a shareholder vote. Vanguard California Tax-Exempt Bond ETF’s and Vanguard New York Tax-Exempt Bond ETF’s investment objectives are not fundamental and may be changed without a shareholder vote.

Loans. Each Fund may make loans to another person only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Real Estate. Each Fund may not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent a Fund from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate.

Senior Securities. Each Fund may not issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Tax-Exempt Investments. For a description of each Fund’s fundamental policy on tax-exempt investments, see the “80% Policy” in Fundamental Policies.

Underwriting. Each Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the 1933 Act), in connection with the purchase and sale of portfolio securities.

Compliance with the fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements. For more details, see Investment Strategies, Risks, and Nonfundamental Policies.

None of these policies prevents the Funds from having an ownership interest in Vanguard. As a part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard’s costs or other financial requirements. See Management of the Funds for more information.

INVESTMENT STRATEGIES, RISKS, AND NONFUNDAMENTAL POLICIES

Some of the investment strategies and policies described on the following pages and in each Fund’s prospectus set forth percentage limitations on a Fund’s investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these strategies and policies will be determined immediately after the acquisition of such securities or assets by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies.

The following investment strategies, risks, and policies supplement each Fund’s investment strategies, risks, and policies set forth in the prospectus. With respect to the different investments discussed as follows, a Fund may acquire such investments to the extent consistent with its investment strategies and policies.

Borrowing. A fund’s ability to borrow money is limited by its investment policies and limitations; by the 1940 Act; and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets (at the time of borrowing) made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased with the proceeds of such borrowing. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

A borrowing transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4 under the 1940 Act.

Cybersecurity Risks. A cybersecurity incident could subject the Vanguard funds, their advisors, and/or their third-party service providers to operational and financial risks. Cybersecurity incidents typically result from a deliberate attack, which could take multiple forms (e.g., phishing, malware, ransomware, or denial-of-service attacks), or wrongdoing by an authorized individual. In either case, sensitive assets, information, or data could fall into the hands of unauthorized individuals and potentially cause operational disruption. To prevent or reduce the impact of a cybersecurity incident, Vanguard has implemented controls, such as technological safeguards and business continuity plans. Cybersecurity risks are also present for third-party service providers (such as investment advisors, transfer agents, and custodians) that support the Vanguard funds. Vanguard has processes for assessing the cybersecurity programs implemented by a fund’s third-party service providers. These processes help reduce the risk of potential incidents that could impact a Vanguard fund and/or its shareholders.

Despite the measures described above, a cybersecurity incident could still disrupt business operations, which could affect a fund and/or its shareholders. Examples of impacts that might occur as a result of a cybersecurity incident include: a fund being unable to calculate its net asset value (NAV) or process transactions, fund shareholders being unable to place transactions or otherwise conduct business with Vanguard, or a fund being unable to safeguard its data or the personal information of its shareholders.

Debt Securities. A debt security, sometimes called a fixed income security, consists of a certificate or other evidence of a debt (secured or unsecured) upon which the issuer of the debt security promises to pay the holder a fixed, variable, or floating rate of interest for a specified length of time and to repay the debt on the specified maturity date. Some debt securities, such as zero-coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call risk, prepayment risk, extension risk, inflation risk, credit risk, liquidity risk, coupon deferral risk, lower recovery value risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws or an out-of-court restructuring of an issuer’s capital structure may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect to the same issuer or a related entity.

Debt Securities—Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 9 months. High-quality commercial paper typically has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is also high credit quality; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. In assessing the credit quality of commercial paper issuers, the following factors may be considered: (1) evaluation of the management of the issuer, (2) economic evaluation of the issuer’s industry or industries and the appraisal of speculative-type risks that may be inherent in certain areas, (3) evaluation of the issuer’s products in relation to competition and customer acceptance, (4) liquidity, (5) amount and quality of long-term debt, (6) trend of earnings over a period of ten years, (7) financial strength of a parent company and the relationships that exist with the issuer, and (8) recognition by the management of obligations that may be present or may arise as a result of public-interest questions and preparations to meet such obligations. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than longer-term fixed income securities because interest rate risk typically increases as maturity lengths increase. Additionally, an issuer may expect to repay commercial paper obligations at maturity from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper payment obligations, also known as rollover risk. Commercial paper may suffer from reduced liquidity due to certain circumstances, in particular, during stressed markets. In addition, as with all fixed income securities, an issuer may default on its commercial paper obligation.

Variable-amount master-demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to an arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable-amount master-demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a fund’s investment in variable-amount master-demand notes, Vanguard’s investment management staff will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, along with the borrower’s ability to pay principal and interest on demand.

Debt Securities—Non-Investment-Grade Securities. Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (e.g., lower than Baa3/P-2 by Moody’s Ratings or below BBB-/A-2 by S&P Global Ratings) or, if unrated, are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade securities. The success of a fund’s advisor in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring such as an acquisition, a merger, or a leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have more traditional methods of financing available to them.

Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. An actual or anticipated economic downturn or sustained period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund’s advisor to sell a high-yield security or the price at which a fund’s advisor could sell a high-yield security, and it could also adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation of the securities.

Except as otherwise provided in a fund’s prospectus, if a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if its advisor deems it in the best interests of shareholders.

Debt Securities—Variable and Floating Rate Securities. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark or reference rate (such as the Secured Overnight Financing Rate (SOFR) or another reference rate) or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction-rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities. The greater liquidity risk may exist, for example, because of the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value, and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or the date of maturity. Such liquidity risk may be heightened for certain types of variable rate securities called “extendible municipal securities,” in which the holder of a security is required to retain the investment for the length of the remarketing period (the time frame in which a remarketing agent seeks a new buyer for the security). Extendible municipal securities typically have extended remarketing periods of up to 13 months after a tender date. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security. Extendible municipal securities that have been “extended” into a longer remarketing period may also be considered illiquid.

Derivatives. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market (OTC Derivatives) or may be cleared through a clearinghouse (Cleared Derivatives) and traded on an exchange or swap execution facility. As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), certain swap agreements, such as certain standardized credit default and interest rate swap agreements, must be cleared through a clearinghouse and traded on an exchange or swap execution facility. This could result in an increase in the overall costs of such transactions. While the intent of derivatives regulatory reform is to mitigate risks associated with derivatives markets, the regulations could, among other things, increase liquidity and decrease pricing for more standardized products while decreasing liquidity and increasing pricing for less standardized products. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities or assets on which the derivatives are based.

Derivatives may be used for a variety of purposes, including—but not limited to—hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. Some investors may use derivatives primarily for speculative purposes while other uses of derivatives may not constitute speculation. There is no assurance that any derivatives strategy used by a fund’s advisor will succeed. The other parties to a fund’s OTC Derivatives contracts (usually referred to as “counterparties”) will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such OTC Derivatives may qualify as securities or investments under such laws. A fund’s advisor(s), however, will monitor and adjust, as appropriate, the fund’s credit risk exposure to OTC Derivative counterparties.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

When a fund enters into a Cleared Derivative, an initial margin deposit with a Futures Commission Merchant (FCM) is required. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a Cleared Derivative over a fixed period. If the value of the fund’s Cleared Derivatives declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s Cleared Derivatives increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis.

For OTC Derivatives, a fund is subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with certain OTC Derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives (in particular, OTC Derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

Securities and Exchange Commission Rule 18f-4 governs the use of derivatives by registered investment companies. A money market fund generally cannot rely on Rule 18f-4 to enter into derivative transactions, with a limited exception for investments in certain when-issued, forward-settling and non-standard settlement cycle securities transactions. Under Rule 18f-4, a money market fund is only permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. These requirements may limit the ability of a fund to invest in securities on a when-issued or forward-setting basis, or with a non-standard settlement cycle, as part of its investment strategies.

Each Fund intends to comply with Rule 4.5 under the Commodity Exchange Act (CEA), under which a fund and Vanguard may be excluded from the definition of the term Commodity Pool Operator (CPO) if the fund meets certain conditions such as limiting its investments in certain CEA-regulated instruments (e.g., futures, options, or swaps) and complying with certain marketing restrictions. Accordingly, Vanguard is not subject to registration or regulation as a CPO with respect to each Fund under the CEA. Each Fund (other than Vanguard California Municipal Money Market Fund and Vanguard New York Municipal Money Market Fund) will only enter into futures contracts and futures options that are traded on a U.S. or foreign exchange, board of trade, or similar entity or that are quoted on an automated quotation system.

Environmental, Social, and Governance (ESG) Considerations. A Vanguard fund’s consideration of ESG risk factors is driven first and foremost by the investment objective and principal investment strategies disclosed in the fund’s prospectus. For Vanguard funds whose index providers or advisors select securities based on disclosed ESG criteria (ESG funds), the ESG fund’s prospectus provides information about the ESG fund’s use of ESG criteria and related ESG investing risks.

Unless specifically disclosed in a fund’s prospectus, Vanguard funds do not seek to implement specific ESG impacts or strategies. However, except with respect to Vanguard equity index funds, a Vanguard fund’s advisor may consider risk factors that could be categorized as “ESG” as a component of the fund’s investment process if the advisor deems such risk factors to be financially material, either quantitatively or qualitatively. For example, as determined by the fund’s advisor, certain ESG risk factors may be considered as a means to assess long-term risk to shareholder value (e.g., risk analysis, credit analysis, or investment opportunities) as the advisor deems appropriate. Consideration of ESG risk factors will vary depending on a fund’s particular investment strategies as disclosed in its prospectus. The weight given to specific risk factors may vary across types of investments, industries, regions, and issuers and may change over time. Consideration of certain ESG risk factors may affect a fund’s exposure to certain issuers or industries. For purposes of this disclosure, “ESG risk factors” refers to financially material risk factors that could be viewed as ESG-focused. However, there are significant differences in how such terms are interpreted across funds, advisors, index providers, and individuals. It is possible that an advisor will not identify or evaluate every ESG risk factor that an investor would expect to be identified or evaluated, or that the advisor may not categorize a specific risk factor as “ESG.” The advisor’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the advisor may not reflect the beliefs and values of any particular investor.

An advisor may be dependent on the availability of timely, complete, and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG risk factors. ESG risk factors are often not uniformly measured or defined, which could impact an advisor’s ability to assess an issuer. Where ESG risk factor analysis is used as one part of an overall investment process (as may be the case for some or all of the funds included in this Statement of Additional Information), such funds may still invest in securities of issuers that all market participants may not view as ESG-focused.

Proxy Voting and Engagement. Vanguard’s proxy voting administration services are organized into separate teams (Investment Stewardship Teams) within two wholly owned subsidiaries, Vanguard Capital Management, LLC (VCM) and Vanguard Portfolio Management, LLC (VPM). On behalf of the board of trustees of each Vanguard fund for which VCM and/or VPM exercises portfolio management and investment stewardship responsibilities, VCM and/or VPM, as applicable, administers proxy voting for the equity holdings of such funds. The Investment Stewardship Teams may each independently engage with issuers to better understand how they are addressing material risks, including material ESG risks. Specifically, the Investment Stewardship Teams may each independently engage with company leaders and directors to understand how they oversee, mitigate, and disclose material risks to shareholders.

For Vanguard funds advised by third-party advisory firms independent of Vanguard, such third-party advisory firms are responsible for administration of proxy voting and engagement with respect to the equity holdings they manage on behalf of the fund. A fund’s third-party advisor may consider various ESG risks to be material to companies and may have their own practices and policies related to engagement. For example, the advisor may consider environmental risks such as climate change to be a material risk to many companies and their shareholders’ long-term financial success. As a result, certain third-party advisors engage with particular issuers held by the fund(s) they manage to advocate for science-based targets to address long-term risk to shareholder value resulting from climate change as long as such targets are not contrary to the investment objective and strategy of such fund(s).

Regulatory Environment. The regulatory landscape for ESG investing is still developing, both within the United States and globally. As society’s focus on particular ESG issues, such as climate change, continues to evolve, the emphasis and direction of governmental policies are subject to change.

Exchange-Traded Funds. A fund may purchase shares of exchange-traded funds (ETFs). Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

An investment in an ETF generally presents the same principal risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if the shares are delisted from the exchange without first being listed on another exchange or if the listing exchange’s officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Most ETFs are investment companies. Therefore, a fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”

Foreign Securities—Russian Market Risk. There are significant risks inherent in investing in Russian securities. The underdeveloped state of Russia’s banking system subjects the settlement, clearing, and registration of securities transactions to significant risks. In March of 2013, the National Settlement Depository (NSD) began acting as a central depository for the majority of Russian equity securities; however, pursuant to a Russian presidential decree, the NSD no longer serves as a system for the central handling of Russian equities. Instead, ownership records are now maintained by registrars located throughout Russia.

For Russian issuers, ownership records are maintained only by registrars who are under contract with the issuers. Russian subcustodians maintain copies of the registrar’s records (Share Extracts) on its premises. The registrars may not be independent from the issuer, are not necessarily subject to effective state supervision, and may not be licensed with any governmental entity. A fund will endeavor to ensure by itself or through a custodian or other agent that the fund’s interest continues to be appropriately recorded for Russian issuers by inspecting the share register and by obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability, and the possibility exists that a subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or may improperly dilute its interest. In addition, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, a fund may find it difficult to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Russia’s launch of a large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; a decline in the value and liquidity of Russian securities, properties, or interests; and other adverse consequences to the Russian economy and Russian assets. In addition, a fund’s ability to price, buy, sell, receive, or deliver Russian investments has been and may continue to be impaired. These sanctions, divestment of interests in or curtailment of business dealing with Russia by large corporations and U.S. states, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a fund, even if the fund does not have direct exposure to securities of Russian issuers.

Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts are derivatives. Each Fund’s obligation under futures contracts will not exceed 20% of its total assets. The reasons for which a Fund may invest in futures include (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds or (2) to reduce the Fund’s transaction costs or add value when these instruments are favorably priced.

A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash-settled futures contracts, the cash settlement amount is equal to the difference between the final settlement or market price for the relevant commodity on the last trading day of the contract and the price for the relevant commodity agreed upon at the outset of the contract. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit “initial margin” with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. If the value of the fund’s position declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s position increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis. A futures transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with

Rule 18f-4.

An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as previously described in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

Futures Contracts and Options on Futures Contracts—Risks. The risk of loss in trading futures contracts and in writing futures options can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) for the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange that provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day, and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. U.S. Treasury futures are generally not subject to such daily limits.

A fund bears the risk that its advisor will incorrectly predict future market trends. If a fund’s advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

A fund could lose margin payments it has deposited with its FCM if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund.

Hybrid Instruments. A hybrid instrument, or hybrid, is an interest in an issuer that combines the characteristics of an equity security, a debt security, a commodity, and/or a derivative. A hybrid may have characteristics that, on the whole, more strongly suggest the existence of a bond, stock, or other traditional investment, but a hybrid may also have prominent features that are normally associated with a different type of investment. Moreover, hybrid instruments may be treated as a particular type of investment for one regulatory purpose (such as taxation) and may be simultaneously treated as a different type of investment for a different regulatory purpose (such as securities or commodity regulation). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including increased total return, duration management, and currency hedging. Because hybrids combine features of two or more traditional investments and may involve the use of innovative structures, hybrids present risks that may be similar to, different from, or greater than those associated with traditional investments with similar characteristics.

Examples of hybrid instruments include convertible securities, which combine the investment characteristics of bonds and common stocks; perpetual bonds, which are structured like fixed income securities, have no maturity date, and may be characterized as debt or equity for certain regulatory purposes; contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer’s capital ratio falls below a predetermined trigger level; and trust-preferred securities, which are preferred stocks of a special-purpose trust that holds subordinated debt of the corporate parent. Another example of a hybrid is a commodity-linked bond, such as a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid would be a combination of a bond and a call option on oil.

In the case of hybrids that are structured like fixed income securities (such as structured notes), the principal amount or the interest rate is generally tied (positively or negatively) to the price of some commodity, currency, securities index, interest rate, or other economic factor (each, a benchmark). For some hybrids, the principal amount payable at maturity or the interest rate may be increased or decreased, depending on changes in the value of the benchmark. Other hybrids do not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark, thus magnifying movements within the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond with a fixed principal amount that pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. Depending on the level of a fund’s investment in hybrids, these risks may cause significant fluctuations in the fund’s net asset value. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of an issuer or, sometimes, the portfolio needs of a particular investor, and therefore the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional securities.

Certain issuers of hybrid instruments known as structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a fund’s investments in these products may be subject to the limitations described under the heading “Other Investment Companies.”

Interfund Borrowing and Lending. The SEC has granted an exemption permitting registered open-end Vanguard funds to participate in Vanguard’s interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction, (2) no fund may lend money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan, and (3) a fund’s interfund loans to any one fund shall not exceed

5% of the lending fund’s net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Interest Rates. In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a fund holds a negatively-yielding debt security or has a bank deposit with a negative interest rate, the fund would generate a negative return on that investment. Cash positions may also subject a fund to increased counterparty risk to the fund’s bank.

Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In the past, the U.S. government and certain foreign central banks have taken steps to stabilize markets by, among other things, reducing interest rates. To the extent such actions are pursued, they present heightened risks to debt securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In recent years, the U.S. government began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, the Funds may be subject to significant losses.

In a low or negative interest rate environment, some investors may seek to reallocate assets to other income-producing assets, such as investment-grade and higher-yield debt securities, or equity securities that pay a dividend, absent other market risks that may make such alternative investments unattractive. This increased demand for higher income-producing assets may cause the price of such securities to rise while triggering a corresponding decrease in yield over time, thus reducing the value of such alternative investments. These considerations may limit a fund’s ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income markets to heightened volatility and potential illiquidity.

A low or negative interest rate environment could, and a prolonged low or negative interest rate environment will, impact a fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, and/or achieve its investment objective, including (in the case of Vanguard California Municipal Money Market Fund and Vanguard New York Municipal Money Market Fund) maintaining a stable NAV or $1.00 per share. In a prolonged environment of low to negative interest rates, the Funds’ board of trustees may consider taking various actions including, but not limited to, enacting mechanisms to seek to maintain a stable NAV per share at $1 and discontinuing use of the amortized cost method of valuation to maintain a stable NAV of $1 per share and establishing a fluctuating NAV rounded to four decimal places by using available market quotations or equivalents. A fund that implements share cancellation would continue to maintain a stable $1 share price by use of the amortized cost method of valuation and/or penny rounding method but the value of an investor’s investment would decline if the fund reduces the number of shares held by the investor. A fund that floats its NAV would no longer maintain a stable $1 share price and instead have a share price that fluctuates. An investor in a money market fund that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.

Legal and Regulatory Risk. Vanguard funds and their advisors are subject to an extensive and complex set of laws and regulations. These laws and regulations have evolved rapidly in recent years and likely will continue to evolve. Changes and additions to laws and regulations can result in unintended or unexpected impacts, including impacts to the value of a fund’s investments, a fund’s investment strategy, and/or a fund’s ability to manage tax consequences. Changes in how laws and regulations are interpreted could similarly impact a fund. In addition, complying with new or changing laws or regulations generally can be expected to increase operational costs, which can have a negative impact on fund performance.

Market Disruption. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks discussed above and in a fund’s prospectus. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments and operation of a fund. These events could also result in the closure of businesses that are integral to a fund’s operations or otherwise disrupt the ability of employees of fund service providers to perform essential tasks on behalf of a fund.

Money Market Fund Reform. In July 2023, the SEC adopted amendments to the rules that govern registered money market funds. The reforms impact money market funds differently depending on the types of investors permitted to invest in a fund, the types of securities in which a fund may invest, and the principal investments of a money market fund. These amendments, among other changes: (i) modify the existing liquidity fee framework for non-government money market funds; (ii) increase required weekly liquid asset and daily liquid asset minimums; (iii) require institutional prime and institutional tax-exempt money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by the fund is less than 0.01% of the value of the shares redeemed; and (iv) allow government money market funds and retail money market funds to engage in certain practices in order to maintain a stable net asset value in a negative interest rate environment. These amendments may impact a money market fund’s operations, performance, yields, and operating expenses.

Municipal Bonds. Municipal bonds are debt obligations issued by states, municipalities, U.S. jurisdictions or territories, and other political subdivisions and by agencies, authorities, and instrumentalities of states and multistate agencies or authorities (collectively, municipalities). Typically, the interest payable on municipal bonds is, in the opinion of bond counsel to the issuer at the time of issuance, exempt from federal income tax.

Municipal bonds include securities from a variety of sectors, each of which has unique risks, and can be divided into government bonds (i.e., bonds issued to provide funding for governmental projects, such as public roads or schools) and conduit bonds (i.e., bonds issued to provide funding for a third-party permitted to use municipal bond proceeds, such as airports or hospitals). The Funds will not concentrate in any one industry or group of industries; tax-exempt securities issued by states, municipalities, and their political subdivisions are not considered to be part of an industry. However, if a municipal bond’s income is derived from a specific project, the securities will be considered to be from the industry of that project. Municipal bonds include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds, including industrial development bonds issued pursuant to federal tax law.

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the IRC, certain limited obligation bonds are considered “private activity bonds,” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax-exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). Some municipal bonds may be issued as variable or floating rate securities and may incorporate market-dependent liquidity features (see discussion of “Debt Securities—Variable and Floating Rate Securities”). A tax-exempt fund will generally invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee that the interest payments on municipal bonds will continue to be tax-exempt for the life of the bonds.

Some longer-term municipal bonds give the investor a “put option,” which is the right to sell the security back to the issuer at par (face value) prior to maturity, within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a fund would hold the longer-term security, which could experience substantially more volatility. Municipal bonds that are issued as variable or floating rate securities incorporating market-dependent liquidity features may have greater liquidity risk than other municipal bonds (see discussion of “Debt Securities—Variable and Floating Rate Securities”).

Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance (which is usually purchased by the bond issuer from a private, nongovernmental insurance company) provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit quality of an insured bond reflects the higher of the credit quality of the insurer, based on its claims-paying ability, or the credit quality of the underlying bond issuer or obligor. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them are assessed as high credit quality. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Municipal bonds also include tender option bonds, which are municipal bond structured products created by dividing the income stream provided by an underlying security, such as municipal bonds or preferred shares issued by a tax-exempt bond fund, to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk, while the long-term component has all of the risk of the underlying security. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other municipal bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

Municipal securities also include a variety of structures geared toward accommodating municipal-issuer short-term cash-flow requirements. These structures include, but are not limited to, general market notes, commercial paper, put bonds, and variable-rate demand obligations (VRDOs). VRDOs comprise a significant percentage of the outstanding debt in the short-term municipal market. VRDOs can be structured to provide a wide range of maturity options (1 day to over 360 days) to the underlying issuing entity and are typically issued at par. The longer the maturity option, the greater the degree of liquidity risk (the risk of not receiving an asking price of par or greater) and reinvestment risk (the risk that the proceeds from maturing bonds must be reinvested at a lower interest rate).

Although most municipal bonds are exempt from federal income tax, some are not. Taxable municipal bonds include Build America Bonds (BABs). The borrowing costs of BABs are subsidized by the federal government, but BABs are subject to state and federal income tax. BABs were created pursuant to the American Recovery and Reinvestment Act of 2009 (ARRA) to offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets had been through the issuance of tax-exempt municipal bonds. BABs also include Recovery Zone Economic Development Bonds, which are subsidized more heavily by the federal government than other BABs and are designed to finance certain types of projects in distressed geographic areas.

Under ARRA, an issuer of a BAB is entitled to receive payments from the U.S. Treasury over the life of the BAB equal to 35% of the interest paid (or 45% of the interest paid in the case of a Recovery Zone Economic Development Bond). For example, if a state or local government were to issue a BAB at a taxable interest rate of 10% of the par value of the bond, the U.S. Treasury would make a payment directly to the issuing government of 35% of that interest (3.5% of the par value of the bond) or 45% of the interest (4.5% of the par value of the bond) in the case of a Recovery Zone Economic Development Bond. Thus, the state or local government’s net borrowing cost would be 6.5% or 5.5%, respectively, on BABs that pay 10% interest. In other cases, holders of a BAB receive a 35% or 45% tax credit, respectively. The BAB program expired on December 31, 2010. BABs outstanding prior to the expiration of the program continue to be eligible for the federal interest rate subsidy or tax credit, which continues for the life of the BABs; however, the federal interest rate subsidy or tax credit has been reduced by the government sequester. Additionally, bonds issued following expiration of the program are not eligible for federal payment or tax credit. In addition to BABs, a fund may invest in other municipal bonds that pay taxable interest.

The reorganization under the federal bankruptcy laws of an issuer of, or payment obligor with respect to, municipal bonds may result in the municipal bonds being canceled without repayment; repaid only in part; or repaid in part or whole through an exchange thereof for any combination of cash, municipal bonds, debt securities, convertible securities, equity securities, or other instruments or rights in respect to the same issuer or payment obligor or a related entity. Certain issuers are not eligible to file for bankruptcy.

Municipal Bonds—Risks. Municipal bonds are subject to credit risk. The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, size of a particular offering, maturity of the obligation, and credit quality of the issue. Consequently, municipal bonds with the same maturity, coupon, and credit quality may have different yields, while municipal bonds of the same maturity and coupon, but with different credit quality, may have the same yield. It is the responsibility of a fund’s investment management advisor to appraise independently the fundamental quality of bonds held by the fund. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are generally subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors.

Congress, state legislatures, or other governing authorities may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. For example, from time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Also, from time to time, proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a fund to achieve its respective investment objective. In that event, the fund’s trustees and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may, from time to time, have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a fund’s municipal bonds in the same manner. For example, a state specific tax-exempt fund is subject to state-specific risk, which is the chance that the fund, because it invests primarily in securities issued by a particular state and its municipalities, is more vulnerable to unfavorable developments in that state than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on a state’s overall municipal market. In the event that a particular obligation held by a fund is assessed at a credit quality below the minimum investment level permitted by the investment policies of such fund, the fund’s investment advisor, pursuant to oversight from the trustees, will carefully assess the creditworthiness of the obligation to determine whether it continues to meet the policies and objective of the fund.

Municipal bonds are subject to interest rate risk, which is the chance that bond prices will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer-maturity issues tend to fluctuate more than prices of shorter-maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, such as the financial condition of the issuer, the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time.

Municipal bonds are subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. A fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income. Some of these investments may generate taxable income, and thus a fund may need to distribute income subject to federal personal income tax or the alternative minimum tax. Call risk is generally high for long-term bonds. Conversely, municipal bonds are also subject to extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. Extension risk is generally high for long-term bonds.

Municipal bonds may be deemed to be illiquid as determined by or in accordance with methods adopted by a fund’s board of trustees. In determining the liquidity and appropriate valuation of a municipal bond, a fund’s advisor may consider the following factors relating to the security, among others: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market;

(4)the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the factors unique to a particular security, including general creditworthiness of the issuer and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the fund.

Options. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call option) or to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded, centrally cleared options, credit risk is mutualized through the involvement of the applicable clearing house.

The buyer (or holder) of an option is said to be “long” the option, while the seller (or writer) of an option is said to be “short” the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price, which is the predetermined price at which the option may be exercised. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.” The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with

Rule 18f-4.

If a trading market, in particular options, were to become unavailable, investors in those options (such as a Fund) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying instrument moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying instruments and related instruments. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

A fund bears the risk that its advisor will not accurately predict future market trends. If a fund’s advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

OTC Swap Agreements. An over-the-counter (OTC) swap agreement, which is a type of derivative, is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.

Examples of OTC swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, excess return swaps, and total return swaps. Most OTC swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund’s current obligations (or rights) under an OTC swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. OTC swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

An OTC option on an OTC swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The use of OTC swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. OTC swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of an OTC swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

OTC swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If an OTC swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, OTC swap transactions may be subject to a fund’s limitation on investments in illiquid securities.

OTC swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive or inexpensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the OTC swap agreement.

Because certain OTC swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain OTC swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged OTC swap transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

Like most other investments, OTC swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing OTC swap positions for the fund. If a fund’s advisor attempts to use an OTC swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the OTC swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving OTC swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many OTC swaps are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

The use of an OTC swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

Other Investment Companies. A fund may invest in other investment companies, including ETFs, non-exchange traded U.S. registered open-end investment companies (mutual funds), and closed-end investment companies, to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund may invest up to 10% of its assets in shares of investment companies generally and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which Vanguard acts as an advisor through a wholly owned subsidiary (VCM and/or VPM) may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement. Rule 12d1-4 is also designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the acquired fund will be limited in the amount it could invest in other investment companies and private funds. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the advisor), but they also may indirectly bear similar expenses of the underlying investment companies. Certain investment companies, such as business development companies (BDCs), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses. Because preferred shares of closed-end investment companies are not allocated any operating or advisory expenses, the Vanguard funds will not bear any expenses from investments in certain variable-rate demand-preferred securities issued by closed-end municipal bond funds. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

A fund may be limited to purchasing a particular share class of other investment companies (underlying funds). In certain cases, an investor may be able to purchase lower-cost shares of such underlying funds separately, and therefore be able to construct, and maintain over time, a similar portfolio of investments while incurring lower overall expenses.

Reliance on Service Providers, Data Providers, and Other Technology. Vanguard funds rely upon the performance of service providers to execute several key functions, which may include functions integral to a fund’s operations. Failure by any service provider to carry out its obligations to a fund could disrupt the business of the fund and could have an adverse effect on the fund’s performance. A fund’s service providers’ reliance on certain technology or information vendors (e.g., trading systems, investment analysis tools, benchmark analytics, and tax and accounting tools) could also adversely affect a fund and its shareholders. For example, a fund’s investment advisor may use models and/or data with respect to potential investments for the fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance upon such models or data expose a fund to potential risks.

Restricted and Illiquid Securities/Investments (including Private Placements). For Vanguard California Municipal Money Market Fund and Vanguard New York Municipal Money Market Fund, illiquid securities/investments are securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. For Vanguard California Intermediate-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, Vanguard California Tax-Exempt Bond ETF, Vanguard Massachusetts Tax- Exempt Fund, Vanguard New Jersey Long-Term Tax-Exempt Fund, Vanguard New York Long-Term Tax-Exempt Fund, Vanguard New York Tax-Exempt Bond ETF, Vanguard Ohio Long-Term Tax-Exempt Fund, and Vanguard Pennsylvania Long-Term Tax-Exempt Fund, illiquid securities/investments are investments that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The SEC generally limits aggregate holdings of illiquid securities/investments by a mutual fund to 15% of its net assets (5% for money market funds). A fund may experience difficulty valuing and selling illiquid securities/investments and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) certain loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) private equity investments, (7) commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, and (8) securities whose disposition is restricted under the federal securities laws. Illiquid securities/investments may include restricted, privately placed securities (such as private investments in public equity (PIPEs) or special purpose acquisition companies (SPACs)) that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a market develops for a restricted security held by a fund, it may be treated as a liquid security in accordance with guidelines approved by the board of trustees.

Tax Matters—Federal Tax Discussion. Discussion herein of U.S. federal income tax matters summarizes some of the important, generally applicable U.S. federal tax considerations relevant to investment in a fund based on the IRC, U.S. Treasury regulations, and other applicable authorities. These authorities are subject to change by legislative, administrative, or judicial action, possibly with retroactive effect. Each Fund has not requested and will not request an advance ruling from the Internal Revenue Service (IRS) as to the U.S. federal income tax matters discussed in this Statement of Additional Information. In some cases, a fund’s tax position may be uncertain under current tax law and an adverse determination or future guidance by the IRS with respect to such a position could adversely affect the fund and its shareholders, including the fund’s ability to continue to qualify as a regulated investment company or to continue to pursue its current investment strategy. A shareholder should consult their tax professional for information regarding the particular situation and the possible application of U.S. federal, state, local, foreign, and other taxes.

Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions. A fund’s transactions in derivative instruments (including, but not limited to, options, futures, forward contracts, and swap agreements), as well as any of the fund’s hedging, short sale, securities loan, or similar transactions, may be subject to one or more special tax rules that accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Tax Matters—Federal Tax Treatment of Exempt-Interest Dividends. If, at the end of each quarter of a fund’s taxable year, at least 50% of the fund’s total asset value consists of securities generating interest that is exempt from federal tax under IRC section 103(a), the fund may pay dividends that pass through to shareholders the tax-exempt character of exempt interest earned by the fund. These dividends generally are not taxable to fund shareholders for U.S. federal income tax purposes, but they may result in liability for the federal alternative minimum tax.

Tax Matters—Federal Tax Treatment of Futures Contracts. For federal income tax purposes, a fund generally must recognize, as of the end of each taxable year, any net unrealized gains and losses on certain futures contracts, as well as any gains and losses actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

A fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund’s other investments, and shareholders will be advised on the nature of the distributions.

Tax Matters—Market Discount or Premium. The price of a bond purchased after its original issuance may reflect market discount or premium. Depending on the particular circumstances, market discount may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply. Premium is generally amortizable over the remaining term of the bond. Depending on the type of bond, premium may affect the amount of income required to be recognized by a fund holding the bond and the fund’s basis in the bond.

Tax Matters—Real Estate Mortgage Investment Conduits. If a fund invests directly or indirectly, including through a REIT or other pass-through entity, in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs), a portion of the fund’s income that is attributable to a residual interest in a REMIC or an equity interest in a TMP (such portion referred to in the IRC as an “excess inclusion”) will be subject to U.S. federal income tax in all events—including potentially at the fund level—under a notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. In general, excess inclusion income allocated to shareholders (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (2) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity, which otherwise might not be required, to file a tax return and pay tax on such income; and (3) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the IRC. As a result, a fund investing in such interests may not be suitable for charitable remainder trusts. See “Tax Matters—Tax-Exempt Investors.”

Tax Matters—Sale or Exchange of Money Market Fund Shares by Investors. Vanguard California Municipal Money Market Fund and Vanguard New York Municipal Money Market Fund continue to seek to maintain a stable NAV of $1 per share; however, there can be no guarantee that each Fund will do so. Accordingly, in general, shareholders are not expected to incur taxable gains or losses on the sale or exchange of their shares. However, in the event a Fund’s NAV goes above or below $1, and a shareholder sells or exchanges shares at that price, the shareholder may recognize a gain or loss on the sale or exchange of shares. Also, if a Fund’s board or its delegate determines to impose a liquidity fee on redemptions of its shares, a shareholder will generally recognize a loss on the sale or exchange of shares equal to the amount of that fee. Assuming a shareholder holds the shares as a capital asset, any gain or loss recognized on a sale or exchange of shares will be treated as capital in nature.

Unless a shareholder chooses to adopt the simplified “NAV method” of accounting (described below), any capital gain or loss generally will be treated as short-term if the shareholder held Fund shares for one year or less or long-term if the shareholder held Fund shares for longer. Any loss realized on the sale or exchange of Fund shares that a shareholder held for six months or less may be disallowed to the extent of any distributions treated as “exempt-interest dividends” with respect to those shares. Further, if a shareholder sells or exchanges shares at a loss, the loss will generally be disallowed under the “wash sale” rule of the IRC where other substantially identical shares are purchased (including by dividend reinvestment) within 30 days before or after the sale or exchange.

If the shareholder elects to adopt the NAV method of accounting, rather than compute any gain or loss on every taxable sale or exchange of Fund shares, the shareholder would determine the gain or loss based on the change in the aggregate value of the Fund shares during a computation period (e.g., the shareholder’s taxable year or certain shorter periods), reduced by the net investment (purchases minus taxable sales or exchanges) in those Fund shares during the period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss (including any loss arising from the shareholder’s payment of a liquidity fee on redemption of the shares) would be treated as short-term capital gain or loss. If a shareholder uses the NAV method, the wash sale rules will generally not apply to disallow a loss incurred for a computation period.

Shareholders are permitted to use different methods of accounting for shares of a single Fund that are held in different accounts or for shares of different money market funds held in the same account.

Please consult your tax advisor for more information concerning these rules.

Tax Matters—Tax Considerations for Non-U.S. Investors. U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments made by non-U.S. investors in Vanguard funds.

Tax Matters—Tax-Exempt Investors. Income of a fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. See “Tax Matters—Real Estate Mortgage Investment Conduits.”

In addition, special tax consequences apply to charitable remainder trusts that invest in a fund that invests directly or indirectly in residual interests in REMICs or equity interests in TMPs. Charitable remainder trusts and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a fund.

Tender Option Bond Programs. Tender option bond programs are a type of municipal bond structured product, which is taxed as a partnership for federal income tax purposes. These programs provide for tax-exempt income at a variable rate. In such programs, underlying securities in the form of high-quality longer-term municipal bonds or preferred shares issued by a tax-exempt bond fund are held inside a trust and varying economic interests in the underlying securities are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed-upon intervals. This class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying securities that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds or preferred shares of the tax-exempt bond fund will decline in value because of changes in market interest rates. These holdings will generally underperform the fixed-rate municipal securities market in a rising interest rate environment. The Funds do not invest in this second class of investors. Under the terms of such programs, both investor classes bear the risk of loss that would result from a payment default on the underlying bonds or preferred shares as well as from other potential, yet remote, credit or structural events. If a tender option bond program would fail to qualify as a partnership for federal income tax purposes or if the IRS were to disagree with the tax allocation mechanisms or treatment of the credit enhancement used in a program, a Fund invested in that program could realize more taxable ordinary income than it otherwise would have.

Time Deposits. Time deposits are subject to the same risks that pertain to domestic issuers of money market instruments, most notably credit risk (and, to a lesser extent, income risk, market risk, and liquidity risk). Additionally, time deposits of foreign branches of U.S. banks and foreign branches of foreign banks may be subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, time deposits of such issuers will undergo the same type of credit analysis as domestic issuers in which a Vanguard fund invests and will have at least the same financial strength as the domestic issuers approved for the fund.

Variable-Rate Demand-Preferred Securities. A fund may purchase certain variable-rate demand-preferred securities (VRDPs) issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. The fund may invest in securities issued by single-state or national closed-end municipal bond funds. VRDPs are issued by closed-end funds to leverage returns for common shareholders. Under the 1940 Act, a closed-end fund that issues preferred shares must maintain an asset coverage ratio of at least 200% at all times in order to issue preferred shares. It is anticipated that the interest on the VRDPs will be exempt from federal income tax and, with respect to any such securities issued by single-state municipal bond funds, exempt from the applicable state’s income tax. The VRDPs will pay a variable dividend rate, determined weekly, typically through a remarketing process, and include a demand feature that provides a fund with a contractual right to tender the securities to a liquidity provider. A fund could lose money if the liquidity provider fails to honor its obligation, becomes insolvent, or files for bankruptcy. A fund has no right to put the securities back to the closed-end municipal bond funds or demand payment or redemption directly from the closed-end municipal bond funds. Further, the VRDPs are not freely transferable, and therefore a fund may only transfer the securities to another investor in compliance with certain exemptions under the 1933 Act, including Rule 144A.

A fund’s purchase of VRDPs issued by closed-end municipal bond funds is subject to the restrictions set forth under the heading “Other Investment Companies.”

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund complies with Rule 18f-4.

STATE RISK FACTORS

Following is a brief summary of select state factors affecting each Fund. It does not represent a complete analysis of every material fact affecting each state’s debt obligations. Each summary is based on a sampling of offering statements for the debt of each state’s issuers, data from independent rating agencies, and/or data reported in other public sources. The Funds have not independently verified this information and will not update it during the year.

In general, the credit quality and credit risk of any issuer’s debt depend on the state and local economy, the health of the issuer’s finances, the amount of the issuer’s debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing, and diversified; the financial operations are sound; and the debt burden is reasonable.

California Risk Factors

Vanguard California Tax-Free Funds invest primarily in the obligations of the State of California, State agencies, and various local governments in the State. Local government obligations include securities issued by counties, cities, school districts, special districts, agencies, and authorities. There are also bonds from various 501(c)(3) entities in the Funds.

The State’s revenue collection over the past fiscal year has improved in line with stock market gains and the economy continues to grow buoyed by AI efficiencies. Still, the State’s underlying job market and consumer spending remain soft. The State’s budget process for fiscal year 2027 (period from July 1, 2026, through June 30, 2027) is underway, and the Governor’s initial proposed budget forecasts a $2.9 billion budget deficit in fiscal year 2027. This has become the norm, although this budget problem is not as pronounced as those in 2024 or 2025. Newsom’s administration assumes General Fund revenues for fiscal year 2025 are expected to be up $2.3 billion or 1.0% higher than fiscal year 2026.

The initial budget proposal for fiscal year 2026 includes a $3.0 billion deposit to the Rainy Day Fund. The Rainy Day Fund is thus expected to grow to $14.4 billion at fiscal year end 2027. Altogether, the State is expected to end fiscal year 2027 with $18.9 billion in total reserves, about 50% lower than the fiscal year 2026 figure; however, it should be noted that projections at this point in the budget cycle often show large declines in reserves that rarely come to full fruition. Newsom has scaled back funding on some of his administration’s key priorities, including spending cuts and delays to homelessness, climate, and workforce initiatives. Newsom maintains funding levels for major spending commitments, but there is very little in the way of new commitments.

The final budget will likely vary from the initial proposal. If economic conditions deteriorate further, then additional austerity measures could be implemented, and there could be some pushback from the more left-leaning Legislature regarding any potential cuts to social spending. The State adopted its budget for fiscal year 2026 prior to the beginning of the fiscal year for the 13th year in a row, and we expect that the Legislature will adopt the fiscal year 2027 budget on time as well. Of importance, the State’s liquidity variables remain strong; it does not anticipate issuing a cash flow note in fiscal year 2027 (notes have not been issued since fiscal year 2015).

An over-arching theme of the State’s finances continues to be the dependence of General Fund revenues on high income taxpayers and, consequently, the exposure to volatile capital gains revenues from real estate and financial markets. The Department of Finance reports that, currently, the top 1% of earners generate almost half of the State’s personal income tax revenues which, themselves, are two-thirds of total General Fund revenues. As such, California’s finances are generally hit harder during a recession than the rest of the United States. State labor unions are pushing to have a wealth tax put on the November 2026 ballot, but the Governor has warned against its consequences, and it is unclear how likely it is to make the ballot or pass. This could force even more of the highest earners out of the state and possibly slow economic growth, with the hope being a significant boost to healthcare funding.

The State budget remains vulnerable to underlying economic conditions, as well as capital market results, because personal income taxes and sales taxes—both highly correlated to economic conditions—are the largest revenue sources. Given the importance of California’s ports and its export-driven agricultural, high-tech, and manufacturing economy, the global economy remains an important variable. Federal policies, including immigration and tariffs (especially on Chinese goods) could affect the State’s economy to a greater extent than the rest of the nation.

According to Merritt, California’s tax-supported debt of $91.7 billion in fiscal year 2023 represented 3.0% of personal income, compared with a U.S. median of 2.2%. Merritt ranks California as the eighteenth highest in the nation by this measure. On a per capita basis, net tax-supported state debt was $2,357, the fifteenth highest in the nation. The higher interest rate environment has raised debt service costs recently, however the State took advantage of lower rates to refund bonds in the several years leading up to this, which generated aggregate debt service cost savings. The $40.2 billion of authorized but unissued bonds that the State Treasurer’s office indicates it has yet to sell as of

January 1, 2026, is expected to erode these ratios modestly when they come to market.

CalPERS had an estimated funded ratio of 78.6% as of the end of fiscal year 2025, up from 73.9% the prior year. This estimate is based on CalPERs’ preliminary fiscal year 2025 return of 11.6%, an improvement from the 9.3% return in fiscal year 2024. The discount rate and assumed rate of return remains at 6.8%. The State has proactively lowered its discount rate several times over the past 15 years, which is prudent, albeit detrimental to the unfunded liability. The funded status of CalPERS remains a challenge for the State, although a lot of progress has been made since the ~61% funding levels of the late 2000s. CalSTRS’s funded status continues to rise. The latest CalSTRS data as of

June 30, 2024, actuarial valuation indicates that it is 76.7% funded, up from 62.6% in fiscal year 2017. The funding level remains lower than ideal, hampered by the fact that CalSTRS funding is set in State statute, not by actuarial principles as well as earnings assumptions that are lower than in the past. However, employer contribution requirements continue to rise, and it seems the State is being proactive about moving the needle on the funding level of this plan. Most of the State’s Other Post-Employment Benefits (OPEB) obligations remain unfunded, with the State paying amounts required when due.

At $3.3 trillion in 2024, California’s economy remains the largest among the states, representing approximately 14.2% of total U.S. economic activity, a slight decrease from the previous year. The GDP growth rate from 2023 to 2024 (the latest data available) was 3.2%, slightly higher than the 2.8% national rate according to the U.S. Bureau of Economic Analysis. Unemployment was 5.5% (not seasonally adjusted) in California as of November 2025, compared with the 4.2% national rate according to the Bureau of Labor Statistics, which is higher than this time last year. As the largest agricultural producer in the country, California has unemployment levels that are typically higher than those in the nation as a whole but concentrated away from the coastal population centers.

California remains a relatively wealthy state. As of 2024, it had a per capita income level of $86,232, representing 117.8% of the national average according to the U.S. Bureau of Economic Analysis. California is ranked fourth among the states by this measure, which is high. Californians’ wealth increased at a significantly faster rate (6.2%) than the average American (4.6%) over the past year.

California remains the largest state in the nation by population. There were an estimated 39.4 million people living there as of July 2024, the latest official estimate from the Department of Commerce’s Bureau of the Census; this is 11.6% of the national population. The growth rate over the past ten years has been slower than the national rate, and the State’s population has actually shrunk the past few years as high cost of living and remote work have pushed people out.

Political wrangling on immigration could exacerbate this decline, especially with Republicans in control of the Federal Government. Real estate markets have continued to improve in most places over the past year and have positively impacted the State’s finances, as well as those of local governments. However, there is some concern in the very expensive markets (i.e. San Francisco) that a high level of permanent work from home adoption by companies spurred on by the pandemic will lead to a significant decline in demand. Housing affordability in general continues to be a key risk factor.

Because of the State’s continued growth, it is facing challenges in infrastructure development and finance. In the transport sector, roads are congested and mass transit is not as developed as in some of the country’s older metropolitan areas. In 2022, the State enacted a rule requiring all new vehicles sold in California by 2035 to be electric or plug-in hybrid. This will require significant investments in electric vehicle charging infrastructure, which will be funded by a mix of state and federal sources.

Water availability remains an ongoing challenge in California due to continued growth there and in other western states. After a few years of abnormally wet conditions in 2021 and 2022, Snowpack in the Sierra Nevadas has been ok during the past 3 years, with levels at 59% of normal (January 2026). This year has not been particularly dry, but warmer weather has limited the amount of accumulated snowpack. Dry and windy conditions contributed to some of the most devastating wildfires (in terms of property value lost) we’ve ever seen in January 2025 and continue to pose a threat throughout the State. A state “insurance” fund for wildfires (paid for by the State’s investor-owned utilities) was funded in

2020 with a combination of utility provider money and ratepayer fees – it is expected to top out at $21.0 billion. A voter-approved proposition from November 2014 authorized $7.1 billion in State General Obligation bonds to finance water delivery, maintenance, and conservation projects. The State is also facing challenges to build new school facilities to educate its growing student population in the areas where population growth is taking place.

Local government finances remain healthy with the return of pre-pandemic tourism levels, solid property value gains, and a leveling off of post-pandemic reserves. Although K-14 funding will likely not recover to pre- fiscal year 2025 levels, the State plans to mitigate the impact to school districts and community college districts through a mix of increased discretionary funding and higher funding in future years. No deferrals are expected in fiscal year 2027. Proposition 98 protects most school district revenues, although the vast majority of funding still comes from the State. Thus, school districts remain exposed to the State’s revenue flow, and some school districts are starting to feel the squeeze from the CalSTRs funding mandates.

California is subject to unique natural hazard risks such as earthquakes and wildfires, which can cause localized economic harm. Natural hazards could limit the ability of governments to repay debt. They could also prevent governments from fulfilling obligations on appropriation debt, particularly if the relevant leased asset is destroyed. Cycles of drought, flooding, fires, and mudslides are also concerns insofar as they affect agricultural production, power generation, property values, and drinking water supplies.

Federal policies are always a risk to the state, and the current relationship between California leaders and the federal government raises additional uncertainty. Changes in taxation, regulatory shifts, or funding allocations that could impact the State’s revenue streams, property values, and migration patterns.

Massachusetts Risk Factors

Vanguard Massachusetts Tax-Exempt Fund invests primarily in obligations of the Commonwealth of Massachusetts (‘the Commonwealth’) and its local governments, including counties, cities, towns, special districts, agencies, and authorities. The Fund also invests in bonds issued by governmental authorities for the benefit of various 501(c) (3) entities in Massachusetts.

Economic and Demographic Profile

Massachusetts remains one of the nation’s wealthiest states, supported by high-income industries such as Health Care, Professional/Scientific/Technical Services, and Education. The state benefits from strong labor force participation (67% vs. 62% U.S.). Educational attainment is a key strength: 46% of residents hold a bachelor’s degree or higher compared to 35% nationally. The unemployment rate is slightly higher than average (4.7% vs. 4.4% U.S.) as of December 2025.

Revenue Volatility and Dependence on High Earners

The Commonwealth’s revenues are vulnerable to underlying macroeconomic conditions and capital market performance due to the high reliance on personal income taxes and sales taxes. The Commonwealth’s budget remains reliant on high earners, especially following the enactment of a “Millionaire’s tax,” a 4% surtax on personal income over $1 million. This has allowed the state to expand or make permanent programs such as expanded free community college, free regional public transit, and a childcare grant program. The increase in ongoing spending commitments raises the risk of reduced flexibility in the event of an economic downturn, however these programs remain a very small portion of the overall budget.

Fiscal Year 2026 Budget and Federal Funding Risks

The fiscal year 2026 budget authorizes $60.9 billion in spending (+5.4% year over year) and maintains strong reserves, with the Budget Stabilization Fund projected near a record $8.3 billion at fiscal year 2026. The state recently raised the cap on reserve balances from 15% to 25.5% of revenues, which has enhanced resilience. Prudent measures in the budget include trimming one-time spending, delaying local payments, and expanding mid-year adjustment authority. The greatest uncertainty for the Commonwealth stems from potential federal funding cuts, especially Medicaid. The Commonwealth has designated a limited amount of reserves to offset higher insurance premium costs for low income residents. The fiscal year 2027 budget will provide more clarity on the state’s longer term plan to address the federal funding pullback.

Elevated Debt Levels

The Commonwealth’s debt levels remain well above average. According to Merritt Research Services, Massachusetts’ total direct debt of $36.1 billion represented 6.0% of its 2023 personal income versus the national median of about 2.2%, ranking it seventh among U.S. states. Massachusetts’ total direct debt per capita of about $5,176 ranks as the sixth highest in the nation. Debt levels are elevated relative to other states in part because the Commonwealth issues debt on behalf of some local governments.

Substantial Pension Liabilities and Rising Contribution Requirements

The state’s major pension systems are underfunded, with funded ratios of 74% for the State Employees Plan and 63% for the Teachers Plan—this represents a combined unfunded liability of $38.0 billion as of January 1, 2025. Although the state has improved funding discipline with 99% of the Actuarially Required Contribution made in fiscal year 2025, statutory requirements to fully amortize liabilities by 2040 will demand ongoing contribution increases, requiring 9.6% annual contribution increases through fiscal year 2028 and 4% increases from fiscal years 2029-2035.

Population Trends

Massachusetts is the 16th largest state in the nation by population. The Commonwealth’s population of 7.14 million increased by 1.5% from 2020-2024, compared to the national growth rate of 1.0%. Recent demographic shifts in Massachusetts are increasingly shaped by immigration, which has been a primary driver of the state’s population gains. In 2024 alone, Massachusetts added roughly 90,000 international immigrants, offsetting continued domestic out-migration. The Commonwealth’s right-to-shelter policies have resulted in higher expenditures for the state in recent years, although the number of sheltered people eased in 2025, which should alleviate some cost pressures.

Coastal Exposure

Massachusetts is a coastal state with coastal counties contributing more than 80% of its GDP, according to Moody’s. Using this measure, Massachusetts is more exposed to risks of rising sea levels and flooding than the average U.S. state.

Exposure to Federal Policies

Like other states, Massachusetts is exposed to shifts in federal policies. There is uncertainty around the Trump administration’s policies, including potential changes in federal funding allocations, tax policy, and regulatory shifts which could impact the state’s revenues, property values, and demographic trends. Massachusetts’ Democratic policies could garner retribution from the federal administration which could impact these variables as well.

New Jersey Risk Factors

Vanguard New Jersey Long-Term Tax-Exempt Fund invests primarily in the obligations of New Jersey state government and various local governments, including counties, cities, townships, boroughs, school districts, not-for-profit health systems, higher education, special districts, agencies, and authorities. As a result of this investment focus, events in New Jersey are likely to affect the Fund’s investment performance.

Former Governor Phil Murphy, whose second term ended in January 2026, was successful in pushing through much of his agenda including a true Millionaire’s tax, legalization of recreational marijuana and a phased-in $15/hour minimum wage. His second term focused on affordability and economic growth which has been supported by property tax relief and the revision of the 2.5% Corporate Business Tax surcharge which will be dedicated to New Jersey Transit. With the November 2025 election of Governor Mikie Sherrill, state government will maintain a Democratic trifecta and the focus on affordability continues. Agency ratings reflect fiscal discipline that ensued during former Governor Murphy’s two terms with Moody’s at Aa3 and S&P and Fitch at A+, all with Stable outlooks.

The record $58.1 billion fiscal year 2026 budget was passed on time with a forecasted surplus of $6.3 billion, approximately 11% of total expenditures, and full funding of the pension ADC at 100% for the fifth year in a row. The budget includes tax increases which are centered on sin taxes including higher alcohol, cigarette and online gambling taxes as well as higher real estate transfer taxes for homes over $1 million. Revenue performance has moderated but remains positive with expectation of fiscal year 2026 revenue growth of 3.5%.

While the Governor has considerable discretion and ability to trim expenditures, if necessary, recent budgets display the expected return of structural deficits of $1.5 billion - $3 billion as spending grows for property tax relief, education and benefits while revenue growth is moderating. These gaps are similar to a Rowan University think-tank study which projected gaps of $1 billion - $4 billion under various scenarios if spending continues unabated and tax increases are not instituted. However, this budget remains ratings friendly with reserves >10% and pension contributions of 100% resulting in an overall funded ratio of 50% as of fiscal year end 2024 which while lower than most states is a significant improvement due to consistent contributions and strong investment returns.

The state exhibits a diverse economy in the central Northeast Corridor and has elevated resident wealth and education levels, though the cost of living and doing business is very high. New Jersey has one of the highest property taxes in the nation and a large foreclosure inventory concentrated mainly in the southern section of the state as well as some domestic outmigration, particularly among college graduates and retirees, which could limit future economic performance and revenue growth. Positively, there was a trend of pandemic-related movement to the suburbs from New York City with many areas citing significant increases in property values in addition to state-wide population growth of approximately 9% since 2010.

In 2024, New Jersey ranked 7th in highest state per capita income at $84,893 and 116% of the national average. New Jersey’s gross domestic product was $676 billion, higher than $664 billion in 2023, due to sustained economic recovery post-pandemic and small business growth through state investments. The unemployment rate in December 2025 was 5.4%, above the national level of 4.4% as well as the neighboring states of NY and PA, though job growth remains solid.

The State’s debt burden is manageable in relation to the State’s wealth and resources but has increased significantly since the early 1990s when the financing of capital such as transportation improvements and pension liabilities was funded out of current revenues. Net tax-supported debt of $40.9 billion is among the highest in the United States accounting for 5.7% of personal income (down from 6.1% in the prior year) vs a US median of 2.2% and $4,421 on a per capita basis (down from $4,664 in the prior year) with New Jersey ranking 8th on both metrics. However, the state is committed to reducing long-term liabilities in part through debt moderation and established a Debt Defeasance Fund with the passage of the fiscal year 2022 budget. The initial contribution of $3.7 billion was followed by $5.2 billion in fiscal year 2023 and $400 million in fiscal year 2024 for the retirement of existing debt and capital expenditures. The state defeased $3.7 billion saving taxpayers $1.4 billion in interest with the remainder of the fund used for infrastructure projects.

In 2016, voters approved raising the gasoline tax by 33 cents per gallon to provide additional funding for transportation projects including the issuance of bonds. While additional hikes of 4.3 cents and 9.3 cents were implemented in 2018 and 2020 based on a funding formula and further elevated the taxpayer burden, there was a 9.3 cent decrease in 2021 and 2022 due to higher consumption related to increased economic activity following pandemic-related closures. The tax increased 0.9 cents in October 2023 to offset a decrease in diesel fuel consumption. In 2024, a bill was passed to provide additional funding of $11 billion over five years to support infrastructure improvements and revised the implementation date to January 1 when it increased 2.6 cents in 2025 and 4.2 cents in 2026.

Historically, a positive credit factor for local government in New Jersey is the strong state oversight of local government operations by the Division of Local Governments Services. The State can and has seized control of mismanaged jurisdictions with the full takeover of Atlantic City being the most recent example. In addition, the State guarantees the debt service of many local government bond issues, such as those for school districts. However, funding for increased pension contributions and other post-employment benefit liabilities could be passed along to local governments if the increased funding becomes untenable for the state. Most recently, increases in employee health insurance benefits were partially passed through to various municipalities.

New Jersey has a number of older urban centers, including Newark and Camden, which present a continuing vulnerability with respect to economic and social issues. The prior administration was successful on many social reforms such as a phased-in $15 minimum wage and a true Millionaire’s tax as well as legalization of recreational marijuana with corresponding efforts to decriminalize minor infractions.

Geographically, New Jersey is a coastal state with almost 70% of GDP located in coastal counties, according to Moody’s, and is more exposed to climate change than the average U.S. state. The Governor took action in early 2020 by signing an executive order that directs the New Jersey DEP to write new regulations to integrate climate change into the state’s regulatory and permitting processes. In addition, the state is committed to alternative sources of energy with a goal of using 100% clean energy by 2035 which was accelerated from 2050.

New York Risk Factors

New York State:

Vanguard New York Tax-Free Funds invest primarily in the obligations of New York State government, agencies, authorities, and various local governments, including counties, cities, towns, school districts, and authorities. As a result of this investment focus, events in New York are likely to affect the Funds’ investment performance.

New York State and New York City enter 2026 with strong underlying credit fundamentals, including resilient economies, high wealth levels, disciplined financial management, and solid pension funding. While near-term risks include federal policy uncertainty, reserve drawdowns at the State level, and out-year budget gaps facing New York City, both issuers maintain ample budgetary flexibility and a demonstrated track record of addressing fiscal challenges without impairing credit quality. As a result, ratings for both the State and the City are expected to remain stable over the 12–18 month outlook period.

Economic Backdrop

The U.S. economy faced several challenging headwinds in 2025, including elevated inflation, shifting trade and tariff policies, labor market moderation, and the longest federal government shutdown in U.S. history. Strong consumer spending and accelerating AI-related investment partially offset these headwinds. Real U.S. GDP grew at an annualized rate of 3.8% in the second quarter of 2025 and 4.4% in the third quarter. The Congressional Budget Office projects growth of 1.9% in 2025 and 2.2% in 2026, broadly consistent with Vanguard’s 2026 forecast of 2.25%. Key risks to the outlook include the scope and scale of federal policy actions related to tariffs, taxation, inflation, spending cuts, Federal Reserve independence, and immigration.

State Economy

New York’s economy remained resilient in 2025. The State is the fourth largest by population and the third largest by real gross state product, with approximately 19.9 million residents and per capita income equal to 118% of the U.S. average. According to the Bureau of Economic Analysis, New York’s gross state product increased by 4.5% in the third quarter of 2025, modestly outperforming the national average of 4.4%.

Credit Profile and Ratings

Bond ratings for New York State remain stable. General obligation bonds are rated Aa1 by Moody’s Ratings and AA+ by both S&P Global Ratings and Fitch. These high ratings reflect the State’s diverse and wealthy tax base, strong governance practices, substantial budgetary reserves, and historically strong pension funding levels. We expect ratings to remain stable over the next 12–18 months.

Financial Performance and Reserves

The State closed fiscal year 2025 with its sixth consecutive General Fund surplus, totaling $9.6 billion. As a result, the General Fund balance increased to $60.0 billion, representing a very strong 46.5% of expenditures. Principal reserves totaled $21.6 billion, or 16.7% of expenditures which is above the State’s 15% target.

For fiscal year 2026, the State projects a planned drawdown of approximately $7.0 billion from principal reserves, reducing reserves to $14.6 billion, or 9.9% of expenditures. While this represents a meaningful decline, reserves remain substantial, and the drawdown is not expected to affect the State’s credit rating or outlook. Importantly, reserve usage occurs alongside continued revenue strength, with tax collections revised upward by 9.4% due to strong wage growth, equity market gains, and improved bonus forecasts in the finance and insurance sectors.

Budget Outlook

Governor Kathy Hochul’s fiscal year 2027 Executive Budget totals $260.0 billion on an all-funds basis, a modest 0.7% increase year over year. General Fund spending rises 5.7%, driven largely by Medicaid and school aid. Out-year budget gaps are projected but remain manageable given the State’s demonstrated ability to close gaps through a combination of expenditure controls, revenue adjustments, and reserve management.

A key area of heightened risk is potential federal funding reductions. Federal aid accounted for approximately 40% of State spending in fiscal year 2025 and is projected to decline to 36% in fiscal year 2026. Medicaid represents the largest exposure, though education and social service programs are also vulnerable. Additionally, delays or cancellations of federal infrastructure funding (such as for the MTA’s Second Avenue Subway or the Gateway rail tunnel) could weigh on regional economic activity.

Debt, Pensions, and Climate Risk

While New York’s debt burden remains among the highest nationally, it is considered manageable relative to the State’s size and wealth. Debt metrics remain stable, and coverage on personal income tax and sales tax bonds is exceptionally strong.

Pension funding levels remain among the highest in the country, with the State’s largest system reporting a funded ratio of approximately 93%.

Climate change continues to present both near-term and long-term risks, particularly for downstate regions. The State has made progress toward renewable energy goals and continues to invest in climate resilience to mitigate infrastructure and environmental risks.

New York City:

Financial Performance and Outlook

New York City delivered strong fiscal performance in fiscal year 2025, supported by favorable economic conditions and prudent financial management. Operations were near breakeven, and while the year-end General Fund balance of $4.0 billion (3.4% of expenditures) was modest, total available reserves (including other funds) amounted to a healthier 9.0% of expenditures. Liquidity remained solid despite a year-over-year decline in cash balances.

The City’s fiscal year 2026 financial plan projects a balanced $118.3 billion budget. Out-year gaps remain manageable, and the City has a long-standing history of closing projected deficits prior to the start of each fiscal year.

Governance and Policy Direction

Zohran Mamdani was sworn in as New York City’s 112th mayor on January 1, 2026. His administration has proposed a progressive policy agenda that would require new revenue sources, including higher personal and corporate income taxes. However, these proposals require State approval, and opposition from the Governor suggests that implementation may be limited. The Mayor’s first preliminary budget, expected in mid-February, will provide greater insight into fiscal priorities and constraints.

Credit Risks

Despite solid fundamentals, the City faces several ongoing challenges, including softness in the commercial real estate market, elevated office vacancy rates, reliance on federal funding, and continued shifts toward remote work. Office utilization remains below pre-pandemic norms, though occupancy levels compare favorably with other major metropolitan areas.

Pensions and Transportation Funding

The City’s pension funding levels improved in fiscal year 2025, with its largest plan reporting a funded ratio of 87.66%. While below State levels, funding trends are positive.

The City’s congestion pricing program, implemented in January 2025, has reduced congestion and generated meaningful revenue for the MTA’s capital program. While federal efforts to dismantle the program have thus far not materialized, its potential reversal remains a risk that could necessitate alternative funding sources or capital plan adjustments.

Ohio Risk Factors

Vanguard Ohio Long-Term Tax-Exempt Fund invests primarily in securities issued by or on behalf of the State of Ohio, political subdivisions of the State, and agencies or instrumentalities of the State or its political subdivisions. As a result of this investment focus, events in Ohio are likely to affect the Fund’s investment performance.

Historically, the State’s fiscal position has been strong, bolstered by operating surpluses and significant reserves. During previous economic downturns, Ohio did draw down on its budgetary reserves but has consistently demonstrated its willingness and ability to replenish its reserves by cutting expenditures and raising revenues.

At the end of fiscal year 2025, the State’s financial position remained strong. Their general fund revenues increased to $49 billion from $45 billion after revenue was lower for one year due to a decline in income tax revenue. The State added to its rainy-day fund, increasing from $3.7 billion to $3.9 billion in fiscal year 2025 though overall reserves declined for the second year after they reached their high level in fiscal 2023, however it is still at a strong level. The State of Ohio’s 2026-2027 biennial budget was enacted in June 2025 using reasonable revenue assumptions and is balanced on a recurring basis.

Ohio has faced large economic challenges over the last 15-20 years, resulting in Ohio’s economic growth rate generally trailing the national average. Negative net migration and declining relative income levels remain significant pressures for the State but have decelerated over time and show signs of stabilization. Ohio’s population increased by 0.7% since July 2020 compared to population declines in prior decades. Ohio’s per capita income is now at 88% of the national average, down from 96% in 1990.

The State’s November 2025 seasonally adjusted unemployment rate was 4.5%, while the national rate was 4.4% for the same month. Ohio’s economy is still largely concentrated in durable goods manufacturing, most notably motor vehicles and equipment, steel, rubber products, and household appliances. As a result, general economic activity, as in many other industry-focused states, reflects above-average cyclicality. Productivity improvements in manufacturing have led to a continued long-term decline in manufacturing employment and manufacturing job loss is typically worsened during recessions. Development projects across the state show potential for economic diversification and additional high-skilled employment opportunities.

Ohio’s debt burden is moderate. The State’s total direct debt was 2.3% of personal income, which was slightly higher than the national median of 2.2%. Ohio’s constitution places limits on debt issuance without voter approval and expressly precludes the State from assuming the debt of any local government or of corporations. The constitution does authorize the State to issue debt where the right to levy excise taxes to pay debt service is not granted. Such state obligations are generally secured by biennial state appropriations for lease payments tied to the debt service on the bonds.

The State’s combined pension plan funded ratio remains in line with its recent level. As of June 30, 2025, the combined funded ratio of all their plans was 80.5%. Although the State’s five pension plans are still underfunded, Ohio’s net pension liabilities are below average, and the State has greater flexibility to alter and amend pension benefits and contribution rates than its peers.

Local school districts in Ohio receive, on average, about 50% of their operating money from state sources, but they also levy local property taxes. About one-fifth of the districts also rely on voter–authorized income taxes for a sizable portion of their revenue.

Ohio’s 926 incorporated cities and villages rely primarily on property and municipal income taxes to finance their operations and, with other local governments, to receive local government support and property tax relief money distributed by Ohio. At present, the State itself does not levy ad valorem taxes on real or tangible personal property. The constitution limits the aggregate local overlapping property tax levy (including a levy for unvoted general obligations) to 1% of true value and statutes limit the amount of that aggregate levy to ten mills per $1 of assessed valuation (commonly referred to as the “ten-mill limitation”).

Pennsylvania Risk Factors

Vanguard Pennsylvania Long-Term Tax-Exempt Fund invests primarily in the obligations of the Commonwealth of Pennsylvania (the Commonwealth), Commonwealth agencies, and various local governments, including counties, cities, townships, school districts, special districts, and authorities. As a result of this investment focus, events in Pennsylvania are likely to affect the Fund’s investment performance.

Pennsylvania reported General Fund revenues of $46.4 billion in fiscal year 2025. The fiscal year General Fund balance was $4.15 billion at the end of fiscal year 2025. Budgeted fiscal year 2026 General Fund revenues are approximately $48 billion.

The Commonwealth’s unfunded pension liability continues to be a risk for overall credit quality. As of December 31, 2024, the Commonwealth’s State Employees Retirement System had a net pension liability of approximately $17 billion. As of June 30, 2025, the Public School Employees’ Retirement System had a net pension liability of $38.8 billion.

Pennsylvania historically has been identified as a heavy-industry state, although that reputation has changed over the last 30 years as the coal, steel, and railroad industries declined, and the Commonwealth’s business environment adjusted to reflect a more diversified economic base.

A number of local governments in the Commonwealth have, from time to time, faced fiscal stress and were unable to address serious economic, social, and health care problems within their revenue constraints. Philadelphia operates under the oversight of an Intergovernmental Cooperation Authority. Philadelphia has been under the Commonwealth’s oversight since the 1990s. Philadelphia has made some progress in addressing its challenges, and in recent years has experienced an increase in the overall real estate tax base. In 2003, Pittsburgh was declared a “financially distressed” municipality under the Municipalities Financial Recovery Act (Act 47). Early in 2018, a resolution by the Commonwealth was adopted to allow The City of Pittsburgh to formally exit Act 47 oversight, thereby ending the City of Pittsburgh’s designation as a “financially distressed” municipality.

SHARE PRICE

Multiple-class funds do not have a single share price. Rather, each class has a share price, also known as net asset value (NAV), which is typically calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, each Fund reserves the right to treat such day as a business day and calculate NAVs as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share for Vanguard California Intermediate-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, Vanguard New Jersey Long-Term Tax-Exempt Fund, Vanguard New York Long-Term Tax-Exempt Fund, and Pennsylvania Long-Term Tax-Exempt Fund is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. The NAV per share for Vanguard California Municipal Money Market Fund, Vanguard California Tax-Exempt Bond ETF, Vanguard New York Municipal Money Market Fund, Vanguard Massachusetts Tax-Exempt Fund, Vanguard New York Tax-Exempt Bond ETF, and Vanguard Ohio Long-Term Tax-Exempt Fund is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not sell or redeem shares.

The NYSE typically observes the following holidays: New Year’s Day; Martin Luther King, Jr., Day; Presidents’ Day (Washington’s Birthday); Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

It is the policy of each Vanguard retail and government money market fund to attempt to maintain an NAV of $1 per share for sales and redemptions. The instruments held by a retail or government money market fund generally are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the fund would receive if it sold the instrument. The fund’s holdings will be reviewed by the trustees, at such intervals as they may deem appropriate, to determine whether the fund’s NAV calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the trustees. If such deviation exceeds ½ of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including selling fund instruments prior to maturity to realize capital gains or losses or to shorten average fund maturity, withholding dividends, making a special capital distribution, redeeming shares in kind, or establishing an NAV per share by using available market quotations.

The use of amortized cost and the maintenance of a retail or government money market fund’s NAV at $1 per share is based on its election to operate under Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, each fund must maintain a dollar-weighted average portfolio maturity of 60 days or less; maintain a dollar-weighted average life of 120 days or less; purchase only instruments having remaining maturities of 397 days or less; meet applicable daily, weekly, and general liquidity requirements; and invest only in securities that are determined by methods approved by the trustees to present minimal credit risks and that are of high quality.

Although the stable share price is not guaranteed, the NAV of Vanguard retail and government money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares (other than ETF Shares)

The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund’s prospectus.

Exchange of Securities for Shares of a Fund. Shares of a Fund may be purchased “in kind” (i.e., in exchange for securities, rather than for cash) at the discretion of the Fund’s portfolio manager. Such securities must not be restricted as to transfer and must have a value that is readily ascertainable. Securities accepted by the Fund will be valued, as set forth in the Fund’s prospectus, as of the time of the next determination of NAV after such acceptance. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for federal income tax purposes, depending upon the cost of the securities tendered, would be realized by the investor upon the exchange. Investors interested in purchasing fund shares in kind should contact Vanguard.

Redemption of Shares (other than ETF Shares)

The redemption price of shares of each Fund is the NAV per share next determined after the redemption request is received in good order, as defined in the Fund’s prospectus.

Each Fund can postpone payment of redemption proceeds for up to seven calendar days. In addition, each Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days (1) during any period that the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; or (3) for such other periods as the SEC may permit, including in connection with a determination by the board of a money market fund under Rule 22e-3 under the 1940 Act to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of a money market fund. In addition, in accordance with Rule 2a-7 under the 1940 Act, the board of trustees of a retail or institutional money market fund may implement liquidity fees and redemption gates if a retail or institutional money market fund‘s weekly liquid assets fall below established thresholds.

Each Trust has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC and in accordance with procedures adopted by the Fund’s board of trustees. Redemptions in-kind may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held by the fund to meet redemption requests or for other reasons. However, this activity may adversely affect the market value of the securities redeemed in-kind and, consequently, the NAV of the fund. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

The Funds do not charge redemption fees other than potential liquidity fees that may be imposed in accordance with the rules described above. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.

Vanguard processes purchase and redemption requests through a pooled account. Pending investment direction or distribution of redemption proceeds, the assets in the pooled account are invested and any earnings (the “float”) are allocated proportionately among the Vanguard funds in order to offset fund expenses. Other than the float, Vanguard treats assets held in the pooled account as the assets of each shareholder making such purchase or redemption request.

Right to Change Policies

Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.

Account Restrictions

Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency;

(2)redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud or financial exploitation or abuse, or will protect vulnerable investors when permitted by applicable law, regulations, or SEC guidance; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.

Investing With Vanguard Through Other Firms

Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf (collectively, Authorized Agents). The Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund’s instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the NAV per share next determined after the order is received by the Authorized Agent.

MANAGEMENT OF THE FUNDS

Vanguard

Each Fund is part of the Vanguard group of investment companies, which consists of over 200 funds. Each fund is a series of a Delaware statutory trust. The funds obtain virtually all of their corporate management, administrative, and distribution services through the trusts’ jointly owned subsidiary, Vanguard. Vanguard may contract with certain third-party service providers to assist Vanguard in providing certain administrative and/or accounting services with respect to the funds, subject to Vanguard’s oversight. Vanguard also provides investment advisory services to certain Vanguard funds through VCM and/or VPM, each a wholly owned subsidiary of Vanguard established in 2025. All of these services are provided at Vanguard’s total cost of operations pursuant to the Fifth Amended and Restated Funds’ Service Agreement (the Agreement). In addition, as permitted by the Agreement, a wholly owned subsidiary of Vanguard (VCM and/or VPM) exercises portfolio management and certain investment stewardship responsibilities for certain Vanguard funds pursuant to an intercompany service agreement between Vanguard and such wholly owned subsidiary. These portfolio management and investment stewardship services are provided at cost.

Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. In rendering investment management services to certain funds through a wholly owned subsidiary (VCM and/or VPM), Vanguard may also use the resources of its foreign wholly owned subsidiaries that are not registered as investment advisers with the SEC, using “participating affiliate arrangements.” Participating affiliate arrangements are arrangements used in reliance on guidance of the staff of the SEC and recognized by the SEC that allow a US-registered investment adviser to use investment management resources of unregistered affiliates, subject to the regulatory supervision of the registered adviser. Each fund (other than a fund of funds) pays its share of Vanguard’s total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodial fees.

Pursuant to an agreement between Vanguard and State Street Bank and Trust Company (State Street), State Street

provides services for the Funds. These services include, but are not limited to: (i) the calculation of such funds’ daily NAVs and (ii) the furnishing of financial reports. The fees paid to State Street under this agreement are based on a combination of flat and asset based fees. During the fiscal years ended November 30, 2023, 2024, and 2025, State Street had received fees from the Funds for administrative services rendered as follows:

Vanguard Fund	2023	2024	2025
Vanguard California Intermediate-Term Tax-Exempt Fund	$21,500.04	$21,645.78	$21,749.88
Vanguard California Long-Term Tax-Exempt Fund	21,500.04	21,645.78	21,749.88
Vanguard California Municipal Money Market Fund	30,666.67	31,062.43	30,749.88
Vanguard California Tax-Exempt Bond ETF(1)	—	—	—
Vanguard Massachusetts Long-Term Tax-Exempt Fund	21,500.04	21,062.47	20,749.92
Vanguard New Jersey Long-Term Tax-Exempt Fund	21,500.04	21,645.78	21,749.88
Vanguard New York Municipal Money Market Fund	30,666.67	31,062.43	30,749.88
Vanguard New York Tax-Exempt Bond ETF(2)	—	—	—
Vanguard New York Tax-Exempt Fund	21,500.04	21,645.78	21,749.88
Vanguard Ohio Long-Term Tax-Exempt Fund	21,500.04	21,062.47	20,749.92
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	21,500.04	21,645.78	21,749.88

1 Vanguard California Tax-Exempt Bond ETF commenced operations on January 26, 2024. Vanguard and the third-party service provider have contractually agreed to reduce shareholder reporting expenses incurred during the first three years following a fund’s commencement of operations.

2 Vanguard New York Tax-Exempt Bond ETF commenced operations on May 20, 2025. Vanguard and the third-party service provider have contractually agreed to reduce shareholder reporting expenses incurred during the first three years following a fund’s commencement of operations.

The funds’ officers are also employees of Vanguard.

Vanguard (including VCM and VPM), Vanguard Marketing Corporation (VMC), the funds, and the funds’ advisors have adopted codes of ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The codes of ethics permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the codes of ethics require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds.

Vanguard was established and operates under the Agreement. The Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its net assets in Vanguard. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund’s relative net assets and its contribution to Vanguard’s capital.

As of November 30, 2025, each Fund had contributed capital to Vanguard as follows. Vanguard New York Tax-Exempt Bond ETF commenced operations on May 20, 2025.

	Capital	Percentage of	Percent of
	Contribution	Fund’s Average	Vanguard’s
Vanguard Fund	to Vanguard	Net Assets	Capitalization
Vanguard California Intermediate-Term Tax-Exempt Fund	$425,000	Less than 0.01%	0.17%
Vanguard California Long-Term Tax-Exempt Fund	139,000	Less than 0.01%	0.06
Vanguard California Municipal Money Market Fund	89,000	Less than 0.01%	0.04
Vanguard California Tax-Exempt Bond ETF	35,000	Less than 0.01%	0.01
Vanguard Massachusetts Tax-Exempt Fund	79,000	Less than 0.01%	0.03
Vanguard New Jersey Long-Term Tax-Exempt Fund	69,000	Less than 0.01%	0.03
Vanguard New York Long-Term Tax-Exempt Fund	133,000	Less than 0.01%	0.05
Vanguard New York Municipal Money Market Fund	79,000	Less than 0.01%	0.03
Vanguard New York Tax-Exempt Bond ETF	3,000	Less than 0.01%	Less than 0.01%
Vanguard Ohio Long-Term Tax-Exempt Fund	34,000	Less than 0.01%	0.01
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	91,000	Less than 0.01%	0.04

Management. Corporate management and administrative services include (1) executive staff, (2) accounting and financial, (3) legal and regulatory, (4) shareholder account maintenance, (5) monitoring and control of custodian relationships, (6) shareholder reporting, (7) review and evaluation of advisory and other services provided to the funds by third parties, and (8) such other services necessary to operate the funds at the lowest reasonable cost in accordance with the Agreement.

Distribution. Vanguard Marketing Corporation, 100 Vanguard Boulevard, Malvern, PA 19355, a wholly owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds’ shares. VMC offers shares of each fund for sale on a continuous basis and will use all reasonable efforts in connection with the distribution of shares of the funds. VMC performs marketing and distribution activities in accordance with the conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. The funds’ trustees review and approve the marketing and distribution expenses incurred by the funds, including the nature and cost of the activities and the desirability of each fund’s continued participation in the joint arrangement.

To ensure that each fund’s participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC’s marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund’s sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund’s aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard and that no fund shall incur annual marketing and distribution expenses in excess of 0.20% of its average month-end net assets. Each fund’s contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.

VMC’s principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities of an administrative nature that VMC undertakes on behalf of the funds may include, but are not limited to:

■Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy.

■Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy.

■Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy.

■Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services.

■Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process.

VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC’s cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers.

VMC’s arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC does make fixed dollar payments to financial service providers when sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations. VMC also makes fixed dollar payments to financial service providers for data regarding funds, such as statistical information regarding sales of fund shares. In addition, VMC makes fixed dollar payments for expenses associated with financial service providers’ use of Vanguard’s funds including, but not limited to, the use of funds in model portfolios. These payments may be used for services including, but not limited to, technology support and development; platform support and development; due diligence related to products used on a platform; legal, regulatory, and compliance expenses related to a platform; and other platform-related services.

In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives) (1) promotional items of nominal value that display Vanguard’s logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.

VMC policy prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC’s marketing and distribution activities are primarily intended to result in the sale of the funds’ shares, and as such, its activities, including shared marketing and distribution activities and fixed dollar payments as described above, may influence applicable financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities, relationships, or payments may influence a financial service provider’s (or its representatives’) decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.

The following table describes the expenses of Vanguard and VMC that are incurred by the Funds. Amounts captioned “Management and Administrative Expenses” include a Fund’s allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the Vanguard funds. Amounts captioned “Marketing and Distribution Expenses” include a Fund’s allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.

As is the case with all mutual funds, transaction costs incurred by each Fund for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended November 30, 2023, 2024, and 2025, and are presented as a percentage of each Fund’s average month-end net assets. Vanguard California Tax-Exempt Bond ETF commenced operations on January 26, 2024. Vanguard New York Tax-Exempt Bond ETF commenced operation on May 20, 2025.

Annual Shared Fund Operating Expenses
(Shared Expenses Deducted From Fund Assets)
Vanguard Fund	2023	2024	2025
Vanguard California Intermediate-Term Tax-Exempt Fund
Management and Administrative Expenses	0.08%	0.08%	0.07%
Marketing and Distribution Expenses	0.01	0.01	0.01
Vanguard California Long-Term Tax-Exempt Fund
Management and Administrative Expenses	0.09%	0.08%	0.07%
Marketing and Distribution Expenses	0.01	0.01	0.01
Vanguard California Municipal Money Market Fund
Management and Administrative Expenses	0.14%	0.13%	0.09%
Marketing and Distribution Expenses	0.01	0.01	0.01
Vanguard California Tax-Exempt Bond ETF
Management and Administrative Expenses	—	0.03%	0.06%
Marketing and Distribution Expenses	—	Less than 0.01	Less than 0.01

Annual Shared Fund Operating Expenses
(Shared Expenses Deducted From Fund Assets)
Vanguard Fund	2023	2024	2025
Vanguard Massachusetts Tax-Exempt Fund
Management and Administrative Expenses	0.11%	0.11%	0.07%
Marketing and Distribution Expenses	0.01	0.01	0.01
Vanguard New Jersey Long-Term Tax-Exempt Fund
Management and Administrative Expenses	0.08%	0.08%	0.07%
Marketing and Distribution Expenses	0.01	0.01	0.01
Vanguard New York Long-Term Tax-Exempt Fund
Management and Administrative Expenses	0.08%	0.08%	0.07%
Marketing and Distribution Expenses	0.01	0.01	0.01
Vanguard New York Municipal Money Market Fund
Management and Administrative Expenses	0.14%	0.13%	0.08%
Marketing and Distribution Expenses	0.01	0.01	0.01
Vanguard New York Tax-Exempt Bond ETF
Management and Administrative Expenses	—	—	0.08%
Marketing and Distribution Expenses	—	—	Less than 0.01
Vanguard Ohio Long-Term Tax-Exempt Fund
Management and Administrative Expenses	0.11%	0.11%	0.07%
Marketing and Distribution Expenses	0.01	0.01	Less than 0.01
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Management and Administrative Expenses	0.08%	0.08%	0.07%
Marketing and Distribution Expenses	0.01	0.01	0.01

Officers and Trustees

Each Vanguard fund is governed by the board of trustees of its trust and a single set of officers. Consistent with the board’s corporate governance principles, the trustees believe that their primary responsibility is oversight of the management of each fund for the benefit of its shareholders, not day-to-day management. The trustees set broad policies for the funds; select investment advisors; monitor fund operations, regulatory compliance, performance, and costs; nominate and select new trustees; and elect fund officers. Vanguard manages the day-to-day operations of the funds under the direction of the board of trustees.

The trustees play an active role, as a full board and at the committee level, in overseeing risk management for the funds. The trustees delegate the day-to-day risk management of the funds to various groups, including portfolio review, investment management, risk management, compliance, legal, fund accounting, and fund services and oversight. These groups provide the trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The trustees also oversee risk management for the funds through regular interactions with the funds’ internal and external auditors.

The full board participates in the funds’ risk oversight, in part, through the Vanguard funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; oversight of service providers; fund governance; and codes of ethics, insider trading controls, and protection of nonpublic information. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the funds. The funds’ chief compliance officer regularly provides reports to the board in writing and in person.

The Audit and Risk Committee of the board, which is composed of Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, Mark Loughridge, and Barbara Venneman, each of whom is an independent trustee, oversees the management of financial risks and controls and enterprise-wide risk management. The Audit and Risk Committee serves as the channel of communication between the independent auditors of the funds and the board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. The committee also serves as a channel of communication between risk management personnel and the board with respect to enterprise-wide risk management. Vanguard’s head of internal audit reports directly to the Audit and Risk Committee.

The committee receives reports in writing and in person on a regular basis from Vanguard’s head of internal audit and Vanguard’s chief risk officer. Although the Audit and Risk Committee is responsible for overseeing the management of financial risks and controls and enterprise-wide risk management, the entire board is regularly informed of these risks through the committee’s reports.

All of the trustees bring to each fund’s board a wealth of executive leadership experience derived from their service as executives (in many cases chief executive officers), board members, and leaders of diverse public operating companies, academic institutions, and other organizations. In determining whether an individual is qualified to serve as a trustee of the funds, the board considers a wide variety of information about the trustee, and multiple factors contribute to the board’s decision. Each trustee is determined to have the experience, skills, and attributes necessary to serve the funds and their shareholders because each trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the board. The board also considers the individual experience of each trustee and determines that the trustee’s professional experience, education, and background contribute to the diversity of perspectives on the board. The business acumen, experience, and objective thinking of the trustees are considered invaluable assets for Vanguard management and, ultimately, the Vanguard funds’ shareholders. The specific roles and experience of each board member that factor into this determination are presented on the following pages. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Interested Trustee
Salim Ramji1	Chief Executive	CEO and	Chief executive officer and president of each of the	238
(1970)	Officer and	President since	investment companies served by Vanguard
	President	July 2024;	(2024–present). Chief executive officer and director of
		Trustee since	Vanguard (2024–present). Global head of iShares and
		February 2025	of index investing of BlackRock (2019–2024) and
member of iShares fund board (2019–2024). Head of
U.S. Wealth Advisory of BlackRock (2015–2019).
Member of the international leadership council of the
University of Toronto.
David Hunt2	Trustee	February 2026	Chairman (January–July 2025) and president and	238
(1961)			chief executive officer (2011–2025) of PGIM, Inc.
(investment firm). Managing director (2008–present)
of Pointe Mecox Capital, LLC (investment firm).
Member of the board of Sportime Holdings (recreation
management company).
Kenneth Jacobs3	Trustee	February 2026	Senior chairman of the board (2025–present),	238
(1958)			executive chairman (2023–2024), and chairman and
chief executive officer (2009–2023) of Lazard, Inc.
(financial advisory and asset management firm). Vice
chair of the board of the University of Chicago, vice
chair of the board of The Brookings Institution
(nonpartisan public policy research), and member of
the board of the Partnership for New York City
(organization of New York City businesses).

1 Mr. Ramji is considered an “interested person” as defined in the 1940 Act because he is an officer of the Funds.

2 Mr. Hunt is considered an “interested person” (as defined in the 1940 Act) of each series offered by Vanguard World Fund because of the roles he previously held with Jennison Associates LLC (Jennison) and its related entities, PGIM, Inc. and Prudential Financial, Inc. (Prudential) and his ownership of Prudential securities. Jennison provides investment advisory services for a portion of Vanguard U.S. Growth Fund, a series of Vanguard World Fund. For Vanguard Trusts other than Vanguard World Fund, Mr. Hunt is considered an independent trustee as defined in the 1940 Act.

3 Mr. Jacobs is considered an “interested person” (as defined in the 1940 Act) of the Vanguard funds given his relationship with Lazard, Inc. (Lazard) and the professional services provided to Vanguard by Lazard-affiliated entities.

			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Independent Trustees
Tara Bunch	Trustee	November 2021	Head of global operations at Airbnb (2020–present).	238
(1962)			Vice president of AppleCare (2012–2020). Member of
			the boards of the University of California, Berkeley
			School of Engineering, and Santa Clara University’s
			School of Business.
Mark Loughridge	Independent	March 2012	Senior vice president and chief financial officer (retired	238
(1953)	Chair		2013) of IBM (information technology services).
			Fiduciary member of IBM’s Retirement Plan
			Committee (2004–2013), senior vice president and
			general manager (2002–2004) of IBM Global
			Financing, and vice president and controller
			(1998–2002) of IBM. Member of the Council on
			Chicago Booth.
Scott C. Malpass	Trustee	March 2012	Co-founder and managing partner (2022–present) of	238
(1962)			Grafton Street Partners (investment advisory firm).
			Chief investment officer and vice president of the
			University of Notre Dame (retired 2020). Chair of the
			board of Catholic Investment Services, Inc.
			(investment advisor). Member of the board of directors
			of Paxos Trust Company (finance).
John Murphy	Trustee	February 2025	President (2022–present), chief financial officer	238
(1962)			(2019–present), and president of the Asia Pacific
			group (2016–2018) of The Coca-Cola Company
			(TCCC). Member of the board of directors of
			Mexico-based Coca-Cola FEMSA (beverage bottler
			company); The Coca-Cola Foundation (TCCC’s
			philanthropic arm); and Engage (innovation and
			corporate venture platform supporting startups).
			Member of the board of trustees of the Woodruff Arts
			Center.
Lubos Pastor	Trustee	January 2024	Charles P. McQuaid Distinguished Service Professor	238
(1974)			of Finance (2023–present) at the University of
			Chicago Booth School of Business; Charles P.
			McQuaid Professor of Finance at the University of
			Chicago Booth School of Business (2009–2023).
			Managing director (2024–present) of Andersen
			(professional services) and a member of the Advisory
			Board of the Andersen Institute for Finance and
			Economics. Member of the board of the Fama-Miller
			Center for Research in Finance. Research associate
			at the National Bureau of Economic Research.
Rebecca Patterson	Trustee	February 2025	Chief investment strategist at Bridgewater Associates	238
(1968)			LP (2020–2023). Chief investment officer at Bessemer
			Trust (2012–2019). Member of the Council on Foreign
			Relations and the Economic Club of New York. Chair
			of the Board of Directors of the Council for Economic
			Education. Member of the Board of the University of
			Florida Investment Corporation.
André F. Perold	Trustee	December 2004	George Gund Professor of Finance and Banking,	238
(1952)			Emeritus at the Harvard Business School (retired
			2011). Chief investment officer and partner of
			HighVista Strategies LLC (private investment firm).

Board member of RIT Capital Partners (investment firm).

			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Sarah Bloom Raskin	Trustee	January 2018	Deputy secretary (2014–2017) of the U.S. Department	238
(1961)			of the Treasury. Governor (2010–2014) of the Federal
			Reserve Board. Commissioner (2007–2010) of
			financial regulation for the State of Maryland. Colin W.
			Brown Distinguished Professor of the Practice, Duke
			Law School (2021–present); Rubenstein fellow, Duke
			University (2017–2020); distinguished fellow of the
			Global Financial Markets Center, Duke Law School
			(2020–2022); and senior fellow, Duke Center on Risk
			(2020–present).
Grant Reid	Trustee	July 2023	Senior operating partner (2023–present) of CVC	238
(1959)			Capital (alternative investment manager). Chief
			executive officer and president (2014–2022) and
			member of the board of directors (2015–2022) of
			Mars, Incorporated (multinational manufacturer).
			Member of the board of directors of Marriott
			International, Inc.
David Thomas	Trustee	July 2021	President Emeritus of Morehouse College	238
(1956)			(2018–2025). Professor of Business Administration,
			Emeritus at Harvard University (2017–2018) and dean
			(2011–2016) and professor of management at
			Georgetown University, McDonough School of
			Business (2016–2017). Director of DTE Energy
			Company. Trustee of Commonfund.
Barbara Venneman	Trustee	February 2025	Global head of Deloitte Digital (retired 2024) and	238
(1964)			member of the Deloitte Global Consulting Executive
			Committee (retired 2024) at Deloitte Consulting LLP.
Peter F. Volanakis	Trustee	July 2009	President and chief operating officer (retired 2010) of	238
(1955)			Corning Incorporated (communications equipment)
			and director of Corning Incorporated (2000–2010) and
			Dow Corning (2001–2010). Overseer of the Amos
			Tuck School of Business Administration, Dartmouth
			College (2001–2013). Member of the BMW Group
			Mobility Council.
Executive Officers
Jacqueline Angell	Chief	November 2022	Principal of Vanguard. Chief compliance officer	238
(1974)	Compliance		(2022–present) of Vanguard and of each of the
	Officer		investment companies served by Vanguard. Chief
			compliance officer (2018–2022) and deputy chief
			compliance officer (2017–2019) of State Street.
John Bendl	Finance Director	July 2025	Finance director (July 2025–present) of each of the	238
(1970)			investment companies served by Vanguard. Managing
			director (July 2025–present) of Vanguard. Chief
			financial officer (July 2025–present) of Vanguard.
			Senior Vice President and Director (July
			2025–present) of Vanguard Marketing Corporation.

Head of Financial Planning and Analysis and Enterprise Strategic Services (2024–2025) of Vanguard. Divisional chief financial officer of Vanguard’s International division (2021–2024). Chief financial officer (2019–2021) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller (2017–2019) of Vanguard. Partner (2003–2016) at KPMG (audit, tax, and advisory services).

			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Glenn Booraem	Investment	January 2026	Principal of Vanguard. Investment stewardship officer	238
(1967)	Stewardship		of each of the investment companies served by
	Officer		Vanguard (2026–present). Head of Investment
			Stewardship Research & Policy (2024–2026) at
			Vanguard. Investment stewardship officer
			(2017–2020), treasurer (2015–2017), and controller
			(2010–2015) of each of the investment companies
			served by Vanguard.
Christine Buchanan	Chief Financial	November 2017	Principal of Vanguard. Chief financial officer	238
(1970)	Officer		(2021–present) and treasurer (2017–2021) of each of
			the investment companies served by Vanguard.
			Partner (2005–2017) at KPMG (audit, tax, and
			advisory services).
Carolyn Cross	Investment	January 2026	Principal of Vanguard. Investment stewardship officer	238
(1983)	Stewardship		of each of the investment companies served by
	Officer		Vanguard (2026–present). Co-head of Investment
			Stewardship Americas (2021–2026) and Senior
			Manager of Investment Methodology in Personal
			Advisor Services (2019–2021) at Vanguard.
Gregory Davis	Vice President	July 2024	Vice president of each of the investment companies	238
(1970)			served by Vanguard (2024–present). President
			(2024–present) and director (2024–present) of
			Vanguard. Chief investment officer (2017–present) of
			Vanguard. Principal (2014–present) and head of the
			Fixed Income Group (2014–2017) of Vanguard.
			Asia-Pacific chief investment officer (2013–2014) and
			director of Vanguard Investments Australia, Ltd.
			(2013–2014). Member of the Treasury Borrowing
			Advisory Committee of the U.S. Department of the
			Treasury. Member of the investment advisory
			committee on Financial Markets for the Federal
			Reserve Bank of New York. Vice chairman of the
			board of the Children’s Hospital of Philadelphia.
Ashley Grim	Treasurer	February 2022	Treasurer (2022–present) of each of the investment	238
(1984)			companies served by Vanguard. Fund transfer agent
			controller (2019–2022) and director of Audit Services
			(2017–2019) at Vanguard. Senior manager
			(2015–2017) at PricewaterhouseCoopers (audit and
			assurance, consulting, and tax services).
Natalie Lamarque	Secretary	September 2025	Chief Legal Officer of Vanguard (September	238
(1976)			2025–present). Secretary (September 2025–present)
			of Vanguard and each of the investment companies
			served by Vanguard. Managing director (September
			2025–present) of Vanguard. General Counsel and
			Secretary (2022–2025) at Principal Financial Group.
			General Counsel (2020–2022) and Deputy General
			Counsel (2019–2020) at New York Life Insurance
			Company. Member of the board of visitors for Duke
			University School of Law. Member of the board of
			trustees for City Year New York. Member of the
			advisory board for New York University School of Law,
			Program on Corporate Compliance and Enforcement.
Jodi Miller	Finance Director	September 2022	Principal of Vanguard. Finance director	238
(1980)			(2022–present) of each of the investment companies
			served by Vanguard. Head of Enterprise Investment

Services (2020–present), head of Retail Client

Services & Operations (2020–2022), and head of

Retail Strategic Support (2018–2020) at Vanguard.

			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Matt Piro	Manager	July 2025	Principal of Vanguard. Manager oversight officer (July	238
(1980)	Oversight Officer		2025–present) of each of the investment companies
served by Vanguard. Global head of Oversight &
Manager Search (2022–present) of Vanguard. Global
head of ESG product (2017–2021) of Vanguard. Head
of product – Europe (2017–2021) of Vanguard. Senior
investment director of Oversight & Manager Search
(2012–2017) of Vanguard.

Mr. Hunt is independent for each Vanguard Trust other than the Vanguard World Fund Trust. With the exception of Mr. Ramji and Mr. Jacobs, all of the other trustees are independent. The trustees designate a chair of the board. Mr. Loughridge, an independent trustee, serves as chair. The independent chair is a spokesperson and principal point of contact for the trustees, including the independent trustees, and is responsible for coordinating the activities of the trustees, including calling regular executive sessions of the independent trustees, developing the agenda of each board meeting together with the chief executive officer, and chairing the meetings of the trustees.

Board Committees: The Trusts’ board has the following committees:

■Audit and Risk Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, the independent audits of each fund, and enterprise-wide risk management. Ms. Raskin and Mr. Volanakis co-chair the committee. The following independent trustees serve as members of the committee: Ms. Bunch, Mr. Loughridge, and Ms. Venneman. The committee held five meetings during the Trusts’ fiscal year ended November 30, 2025.

■Compensation Committee: This committee oversees the compensation programs established by each fund for the benefit of its trustees. Mr. Reid chairs the committee. The following independent trustees serve as members of the committee: Mr. Loughridge, Mr. Murphy, and Ms. Patterson. The committee held six meetings during the Trusts’ fiscal year ended November 30, 2025.

■Executive Committee (formerly Independent Governance Committee): This committee assists the board in fulfilling its responsibilities and is empowered, when exigent circumstances require, to exercise board powers in the intervals between board meetings unless such action is prohibited by applicable law or Trust bylaws. Mr. Loughridge chairs the committee. The following trustees serve as members of the committee: Mr. Jacobs, Mr. Pastor, Mr. Perold, Mr. Ramji, Ms. Raskin, and Mr. Volanakis. The committee held one meeting during the Trusts’ fiscal year ended

November 30, 2025.

■Investment Committees: These committees oversee the investment advisors to the funds. The committees are responsible for: approving the funds’ investment advisory agreements and allocation of assets among advisors, overseeing the funds’ proxy voting, and approving policies used to vote fund proxies. Mr. Pastor and Mr. Malpass each chair one of the committees and each trustee serves on at least one of the two investment committees, with each committee comprised of a majority of the funds’ independent trustees. Each investment committee held three meetings during the Trusts’ fiscal year ended November 30, 2025.

■Nominating Committee: This committee nominates candidates for election to the board of trustees of each fund. The committee also has the authority to recommend the removal of any trustee. Ms. Bunch chairs the committee. The following independent trustees serve as members of the committee: Mr. Loughridge, Mr. Malpass, Dr. Thomas, and Ms. Venneman. The committee held three meetings during the Trusts’ fiscal year ended November 30, 2025.

The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Ms. Bunch, chair of the committee.

Trustees retire in accordance with the funds’ governing documents and policies, and typically by age 75.

Trustee Compensation

The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees’ compensation. Vanguard funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.

Independent and Non-Executive Interested Trustees. The funds compensate their independent trustees and non-executive interested trustees in two ways:

■The trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

■The trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

“Interested” Executive Trustee. Mr. Ramji serves as a trustee, but is not compensated in this capacity. He is, however, compensated in his role as an officer of Vanguard.

Compensation Table. The following tables provide compensation details for each of the trustees. We list the amounts paid as compensation by the Funds for each trustee. In addition, the tables show the total amount of compensation paid to each trustee by all Vanguard funds.

VANGUARD CALIFORNIA TAX-FREE FUNDS

TRUSTEES’ COMPENSATION TABLE

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Salim Ramji3	—	—
David Hunt4	—	—
Kenneth Jacobs5	—	—
Tara Bunch	$1,303	$415,000
Emerson U. Fullwood6	416	88,333
F. Joseph Loughrey7	463	98,333
Mark Loughridge	1,647	525,000
Scott C. Malpass	1,224	390,000
John Murphy8	994	380,000
Lubos Pastor	1,224	390,000
Rebecca Patterson9	1,001	350,833
André F. Perold	1,216	387,500
Sarah Bloom Raskin	1,303	415,000
Grant Reid	1,224	390,000
David Thomas	1,193	380,000
Barbara Venneman10	1,001	350,833
Peter F. Volanakis	1,303	415,000

1The amounts shown in this column are based on the Trust’s fiscal year ended November 30, 2025. Each Fund within the Trust is responsible for a proportionate share of these amounts.

2The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 228 Vanguard funds for the 2025 calendar year and include any amount a trustee has elected to defer. During the 2025 calendar year, the following trustees elected to defer all or a portion of their compensation as follows: Ms. Bunch, $415,000; Mr. Perold, $387,000; Ms. Raskin,

$207,500; Mr. Reid, $390,000; and Dr. Thomas, $190,000.

3Mr. Ramji became a member of the Funds’ board effective February 26, 2025.

4 Mr. Hunt became a member of the Funds’ board effective February 24, 2026.

5 Mr. Jacobs became a member of the Funds’ board effective February 24, 2026.

6 Mr. Fullwood retired from the Funds’ board effective February 26, 2025.

7 Mr. Loughrey retired from the Funds’ board effective February 26, 2025.

8 Mr. Murphy became a member of the Funds’ board effective February 26, 2025.

9 Ms. Patterson became a member of the Funds’ board effective February 26, 2025. 10 Ms. Venneman became a member of the Funds’ board effective February 26, 2025.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

TRUSTEES’ COMPENSATION TABLE

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Salim Ramji3	—	—
David Hunt4	—	—
Kenneth Jacobs5	—	—
Tara Bunch	$145	$415,000
Emerson U. Fullwood6	46	88,333
F. Joseph Loughrey7	52	98,333
Mark Loughridge	184	525,000
Scott C. Malpass	136	390,000
John Murphy8	111	380,000
Lubos Pastor	136	390,000
Rebecca Patterson9	112	350,833
André F. Perold	135	387,500
Sarah Bloom Raskin	145	415,000
Grant Reid	136	390,000
David Thomas	133	380,000

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Barbara Venneman10	112	350,833
Peter F. Volanakis	145	415,000

1 The amounts shown in this column are based on the Trust’s fiscal year ended November 30, 2025.

2The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 228 Vanguard funds for the 2025 calendar year and include any amount a trustee has elected to defer. During the 2025 calendar year, the following trustees elected to defer all or a portion of their compensation as follows: Ms. Bunch, $415,000; Mr. Perold, $387,000; Ms. Raskin, $207,500; Mr. Reid, $390,000; and Dr. Thomas, $190,000.

3Mr. Ramji became a member of the Funds’ board effective February 26, 2025.

4 Mr. Hunt became a member of the Funds’ board effective February 24, 2026.

5 Mr. Jacobs became a member of the Funds’ board effective February 24, 2026.

6 Mr. Fullwood retired from the Funds’ board effective February 26, 2025.

7 Mr. Loughrey retired from the Funds’ board effective February 26, 2025.

8 Mr. Murphy became a member of the Funds’ board effective February 26, 2025.

9 Ms. Patterson became a member of the Funds’ board effective February 26, 2025. 10 Ms. Venneman became a member of the Funds’ board effective February 26, 2025.

VANGUARD NEW JERSEY TAX-FREE FUNDS

TRUSTEES’ COMPENSATION TABLE

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Salim Ramji3	—	—
David Hunt4	—	—
Kenneth Jacobs5	—	—
Tara Bunch	$130	$415,000
Emerson U. Fullwood6	41	88,333
F. Joseph Loughrey7	46	98,333
Mark Loughridge	162	525,000
Scott C. Malpass	122	390,000
John Murphy8	99	380,000
Lubos Pastor	122	390,000
Rebecca Patterson9	100	350,833
André F. Perold	121	387,500
Sarah Bloom Raskin	130	415,000
Grant Reid	122	390,000
David Thomas	119	380,000
Barbara Venneman10	100	350,833
Peter F. Volanakis	130	415,000

1 The amounts shown in this column are based on the Trust’s fiscal year ended November 30, 2025.

2 The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 228 Vanguard funds for the 2025 calendar year and include any amount a trustee has elected to defer. During the 2025 calendar year, the following trustees elected to defer all or a portion of their compensation as follows: Ms. Bunch, $415,000; Mr. Perold, $387,000; Ms. Raskin, $207,500; Mr. Reid, $390,000; and Dr. Thomas, $190,000.

3Mr. Ramji became a member of the Funds’ board effective February 26, 2025.

4 Mr. Hunt became a member of the Funds’ board effective February 24, 2026.

5 Mr. Jacobs became a member of the Funds’ board effective February 24, 2026.

6 Mr. Fullwood retired from the Funds’ board effective February 26, 2025.

7 Mr. Loughrey retired from the Funds’ board effective February 26, 2025.

8 Mr. Murphy became a member of the Funds’ board effective February 26, 2025.

9 Ms. Patterson became a member of the Funds’ board effective February 26, 2025. 10 Ms. Venneman became a member of the Funds’ board effective February 26, 2025.

VANGUARD NEW YORK TAX-FREE FUNDS

TRUSTEES’ COMPENSATION TABLE

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Salim Ramji3	—	—
David Hunt4	—	—
Kenneth Jacobs5	—	—
Tara Bunch	$418	$415,000
Emerson U. Fullwood6	134	88,333
F. Joseph Loughrey7	149	98,333
Mark Loughridge	530	525,000
Scott C. Malpass	393	390,000
John Murphy8	319	380,000
Lubos Pastor	393	390,000
Rebecca Patterson9	321	350,833
André F. Perold	391	387,500
Sarah Bloom Raskin	418	415,000
Grant Reid	393	390,000
David Thomas	383	380,000
Barbara Venneman10	321	350,833
Peter F. Volanakis	418	415,000

1The amounts shown in this column are based on the Trust’s fiscal year ended November 30, 2025. Each Fund within the Trust is responsible for a proportionate share of these amounts.

2The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 228 Vanguard funds for the 2025 calendar year and include any amount a trustee has elected to defer. During the 2025 calendar year, the following trustees elected to defer all or a portion of their compensation as follows: Ms. Bunch, $415,000; Mr. Perold, $387,000; Ms. Raskin,

$207,500; Mr. Reid, $390,000; and Dr. Thomas, $190,000.

3Mr. Ramji became a member of the Funds’ board effective February 26, 2025.

4 Mr. Hunt became a member of the Funds’ board effective February 24, 2026.

5 Mr. Jacobs became a member of the Funds’ board effective February 24, 2026.

6 Mr. Fullwood retired from the Funds’ board effective February 26, 2025.

7 Mr. Loughrey retired from the Funds’ board effective February 26, 2025.

8 Mr. Murphy became a member of the Funds’ board effective February 26, 2025.

9 Ms. Patterson became a member of the Funds’ board effective February 26, 2025. 10 Ms. Venneman became a member of the Funds’ board effective February 26, 2025.

VANGUARD OHIO TAX-FREE FUNDS

TRUSTEES’ COMPENSATION TABLE

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Salim Ramji3	—	—
David Hunt4	—	—
Kenneth Jacobs5	—	—
Tara Bunch	$65	$415,000
Emerson U. Fullwood6	21	88,333
F. Joseph Loughrey7	23	98,333
Mark Loughridge	82	525,000
Scott C. Malpass	61	390,000
John Murphy8	50	380,000
Lubos Pastor	61	390,000
Rebecca Patterson9	50	350,833
André F. Perold	61	387,500
Sarah Bloom Raskin	65	415,000
Grant Reid	61	390,000
David Thomas	60	380,000

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Barbara Venneman10	50	350,833
Peter F. Volanakis	65	415,000

1 The amounts shown in this column are based on the Trust’s fiscal year ended November 30, 2025.

2The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 228 Vanguard funds for the 2025 calendar year and include any amount a trustee has elected to defer. During the 2025 calendar year, the following trustees elected to defer all or a portion of their compensation as follows: Ms. Bunch, $415,000; Mr. Perold, $387,000; Ms. Raskin, $207,500; Mr. Reid, $390,000; and Dr. Thomas, $190,000.

3Mr. Ramji became a member of the Funds’ board effective February 26, 2025.

4 Mr. Hunt became a member of the Funds’ board effective February 24, 2026.

5 Mr. Jacobs became a member of the Funds’ board effective February 24, 2026.

6 Mr. Fullwood retired from the Funds’ board effective February 26, 2025.

7 Mr. Loughrey retired from the Funds’ board effective February 26, 2025.

8 Mr. Murphy became a member of the Funds’ board effective February 26, 2025.

9 Ms. Patterson became a member of the Funds’ board effective February 26, 2025. 10 Ms. Venneman became a member of the Funds’ board effective February 26, 2025.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

TRUSTEES’ COMPENSATION TABLE

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Salim Ramji3	—	—
David Hunt4	—	—
Kenneth Jacobs5	—	—
Tara Bunch	$178	$415,000
Emerson U. Fullwood6	57	88,333
F. Joseph Loughrey7	63	98,333
Mark Loughridge	226	525,000
Scott C. Malpass	168	390,000
John Murphy8	136	380,000
Lubos Pastor	168	390,000
Rebecca Patterson9	137	350,833
André F. Perold	166	387,500
Sarah Bloom Raskin	178	415,000
Grant Reid	168	390,000
David Thomas	163	380,000
Barbara Venneman10	137	350,833
Peter F. Volanakis	178	415,000

1 The amounts shown in this column are based on the Trust’s fiscal year ended November 30, 2025.

2 The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 228 Vanguard funds for the 2025 calendar year and include any amount a trustee has elected to defer. During the 2025 calendar year, the following trustees elected to defer all or a portion of their compensation as follows: Ms. Bunch, $415,000; Mr. Perold, $387,000; Ms. Raskin, $207,500; Mr. Reid, $390,000; and Dr. Thomas, $190,000.

3Mr. Ramji became a member of the Funds’ board effective February 26, 2025.

4 Mr. Hunt became a member of the Funds’ board effective February 24, 2026.

5 Mr. Jacobs became a member of the Funds’ board effective February 24, 2026.

6 Mr. Fullwood retired from the Funds’ board effective February 26, 2025.

7 Mr. Loughrey retired from the Funds’ board effective February 26, 2025.

8 Mr. Murphy became a member of the Funds’ board effective February 26, 2025.

9 Ms. Patterson became a member of the Funds’ board effective February 26, 2025. 10 Ms. Venneman became a member of the Funds’ board effective February 26, 2025.

Ownership of Fund Shares

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee’s ownership of shares of each and of all Vanguard funds served by the trustee as of December 31, 2025.

VANGUARD CALIFORNIA TAX-FREE FUNDS

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard California Intermediate-Term Tax-Exempt Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	Over $100,000	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000
Vanguard California Long-Term Tax-Exempt Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000
Vanguard California Municipal Money Market Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard California Tax-Exempt Bond ETF	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard Massachusetts Tax-Exempt Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

VANGUARD NEW JERSEY TAX-FREE FUNDS

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard New Jersey Long-Term Tax-Exempt Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

VANGUARD NEW YORK TAX-FREE FUNDS

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard New York Long-Term Tax-Exempt Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard New York Municipal Money Market Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000
Vanguard New York Tax-Exempt Bond ETF	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

VANGUARD OHIO TAX-FREE FUNDS

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard Ohio Long-Term Tax-Exempt Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	Salim Ramji	—	Over $100,000
	David Hunt	—	Over $100,000
	Kenneth Jacobs	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

As of February 28, 2026, the trustees and officers of the funds owned, in the aggregate, less than 1% of each class of each fund’s outstanding shares.

As of February 28, 2026, the following owned of record 5% or more of the outstanding shares of each class (other than ETF Shares):

			Percentage
Vanguard Fund	Share Class	Owner and Address	of Ownership
Vanguard California Intermediate-Term Tax-Exempt Fund	Investor Shares	Charles Schwab & Co., Inc., San	52.5%
		Francisco, CA
		National Financial Services LLC, Jersey	17.33%
		City, NJ
	Admiral Shares	Charles Schwab & Co., Inc., San	34.22%
		Francisco, CA
		National Financial Services LLC, Jersey	8.98%
		City, NJ
Vanguard California Long-Term Tax-Exempt Fund	Investor Shares	Charles Schwab & Co., Inc., San	46.37%
		Francisco, CA
		National Financial Services LLC, Jersey	15.14%
		City, NJ
		Merrill, Lynch, Pierce, Fenner & Smith	5.8%
		Inc., Jacksonville, FL
	Admiral Shares	Charles Schwab & Co., Inc., San	12.54%
		Francisco, CA
Vanguard California Municipal Money Market Fund	Investor Shares	The Northern Trust Company, FBO	5.65%
		Charles Kyne Mccabe Trust, Chicago, IL
Vanguard Massachusetts Tax-Exempt Fund	Investor Shares	National Financial Services LLC, Jersey	32.46%
		City, NJ
		Charles Schwab & Co., Inc., San	14.08%
		Francisco, CA
Vanguard New Jersey Long-Term Tax-Exempt Fund	Investor Shares	Charles Schwab & Co., Inc., San	30.83%
		Francisco, CA
		National Financial Services LLC, Jersey	24.32%
		City, NJ
		Merrill, Lynch, Pierce, Fenner & Smith	7.23%
		Inc., Jacksonville, FL
	Admiral Shares	National Financial Services LLC, Jersey	7.36%
		City, NJ
		Charles Schwab & Co., Inc., San	6.07%
		Francisco, CA
Vanguard New York Long-Term Tax-Exempt Fund	Investor Shares	Charles Schwab & Co., Inc., San	34.08%
		Francisco, CA
		National Financial Services LLC, Jersey	22.4%
		City, NJ
		J.P. Morgan Securities LLC, Brooklyn,	6.09%
		NY
	Admiral Shares	Charles Schwab & Co., Inc., San	10.5%
		Francisco, CA
		National Financial Services LLC, Jersey	9.24%
		City, NJ
Vanguard New York Municipal Money Market Fund	Investor Shares	J.P. Morgan Securities LLC, Brooklyn,	5.6%
		NY
Vanguard Ohio Long-Term Tax-Exempt Fund	Investor Shares	Charles Schwab & Co., Inc., San	17.2%
		Francisco, CA
		National Financial Services LLC, Jersey	11.72%
		City, NJ

			Percentage
Vanguard Fund	Share Class	Owner and Address	of Ownership
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	Investor Shares	Charles Schwab & Co., Inc., San	23.5%
		Francisco, CA
		National Financial Services LLC, Jersey	17.5%
		City, NJ
	Admiral Shares	National Financial Services LLC, Jersey	6.54%
		City, NJ
		Charles Schwab & Co., Inc., San	5.25%
		Francisco, CA

Although the Fund does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (DTC) participants, as of February 28, 2026, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding ETF Shares of the Fund were as follows:

		Percentage
Vanguard Fund	Owner	of Ownership
Vanguard California Tax-Exempt Bond ETF	Charles Schwab & Co., Inc.	46.09%
	Vanguard Marketing Corporation	15.87%
	National Financial Services LLC	14.13%
	Morgan Stanley DW Inc.	5.61%
Vanguard New York Tax-Exempt Bond ETF	Vanguard Marketing Corporation	32.33%
	Charles Schwab & Co., Inc.	26.8%
	National Financial Services LLC	16.58%
	Morgan Stanley DW Inc.	6.05%

A shareholder who owns more than 25% of a Fund’s voting shares may be considered a controlling person. As of February 28, 2026, the following held of record 25% or more of the voting shares:

		Percentage
Vanguard Fund	Owner	of Ownership
Vanguard California Intermediate-Term Tax-Exempt Fund	Charles Schwab & Co., Inc., San Francisco, CA	31.38%
Vanguard Massachusetts Tax-Exempt Fund	National Financial Services LLC, Jersey City, NJ	32.46%

Portfolio Holdings Disclosure Policies and Procedures

Introduction

Vanguard and the boards of trustees of the Vanguard funds (the Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures.1 Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund’s investment advisor, sub-advisor, distributor, or any affiliated person of the fund, its investment advisor, sub-advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.

The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethical Conduct, and the Policies and

1Any disclosure of portfolio holdings will be subject to, and consistent with, the Information Barrier Policy.

Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the chief compliance officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies.

Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash equivalent investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.

Online Disclosure of Complete Portfolio Holdings

Actively managed equity funds, unless otherwise stated, generally will seek to disclose complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com, 30 calendar days after the end of the calendar quarter. Actively managed fixed income funds will seek to disclose complete portfolio holdings as of the end of the most recent month online at vanguard.com, 15 calendar days after the end of the month. Each Vanguard fund relying on Rule 6c-11 under the 1940 Act (e.g., standalone ETFs) generally will seek to disclose complete portfolio holdings, including other investment positions, at the beginning of each business day. These portfolio holdings, including other investment positions, will be disclosed online at vanguard.com. In accordance with Rule 2a-7 under the 1940 Act, each of the Vanguard money market funds will disclose the fund’s complete portfolio holdings as of the last business day of the prior month online at vanguard.com no later than the fifth business day of the current month. The complete portfolio holdings information for money market funds will remain available online for at least six months after the initial posting. Each Vanguard index fund, other than those Vanguard index funds relying on Rule 6c-11 under the 1940 Act (e.g., standalone ETFs), generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent month online at vanguard.com, 15 calendar days after the end of the month.

Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard will review complete portfolio holdings before disclosure is made and, except with respect to the complete portfolio holdings of the Vanguard money market funds, may withhold any portion of the fund’s complete portfolio holdings from disclosure when deemed to be in the best interests of the fund after consultation with a Vanguard fund’s investment advisor.

Disclosure of Complete Portfolio Holdings to Service Providers Subject to Confidentiality and Trading Restrictions

Vanguard, VCM, and VPM (each, an Advisor and collectively, the Advisors), for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations; financial printers; proxy voting service providers; pricing information vendors; issuers of guaranteed investment contracts for stable value portfolios; third parties that deliver analytical, statistical, or consulting services; and other third parties that provide services (collectively, Service Providers) to Vanguard, VCM, VPM, other Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.

The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department or Office of the General Counsel. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash equivalent investments and derivatives.

Currently, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation; Advisor Software, Inc.; Alcom Printing Group Inc.; Apple Press, L.C.; Bloomberg L.P.; Brilliant Graphics, Inc.; Broadridge Financial Solutions, Inc.; Brown Brothers Harriman & Co.; Canon Business Process Services; Charles River Systems, Inc.; Confluence Technology Inc.; Eagle Investments; Equilend; FactSet Research Systems Inc.; Gresham Technologies, Plc.; Institutional Shareholder Services, Inc.; Intellicor, LLC; Investment Technology Group, Inc.; Lipper, Inc.; Markit WSO Corporation; McMunn Associates Inc.; Morningstar, Inc.; Phoenix Lithographing Corporation; Pirium Systems Limited; Reuters America Inc.;

R.R.Donnelley, Inc.; Schvey, Inc. d/b/a Axoni; SimCorp USA Inc.; State Street Bank and Trust Company; Stonewain Systems Inc.; and Trade Informatics LLC.

Disclosure of Complete Portfolio Holdings to Vanguard Affiliates and Certain Fiduciaries Subject to Confidentiality and Trading Restrictions

Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethical Conduct, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, the Information Barrier Policy, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethical Conduct, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, and/or the Information Barrier Policy; (2) an investment advisor, sub-advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by Vanguard, VCM, VPM, other Vanguard subsidiaries, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund’s current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash equivalent investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by the Advisors, VMC, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard. Any disclosure of portfolio holdings to Vanguard Affiliates will be subject to, and consistent with, the Information Barrier Policy.

Currently, Vanguard discloses complete portfolio holdings to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, sub-advisor, custodian, and independent registered public accounting firm identified in each fund’s Statement of Additional Information.

Disclosure of Portfolio Holdings to Trading Counterparties in the Normal Course of Managing a Fund’s Assets

An investment advisor, sub-advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to any trading counterparty, including one or more broker-dealers or banks, during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such trading counterparties subject to the counterparty’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of the Advisors is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by the Advisors to trading counterparties must be authorized by a Vanguard fund officer or a Principal of Vanguard.

In addition to the disclosures described below to Authorized Participants, a Vanguard fund investment advisor or administrator may also disclose portfolio holdings information to other current or prospective fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units (as defined below) or other large transactions with a Vanguard fund. Such shareholders are typically Authorized Participants or other financial institutions that have been authorized by VMC to purchase and redeem large blocks of shares, but may also include market makers and other institutional market participants and entities to whom a Vanguard fund advisor or administrator may provide information in connection with transactions in a Vanguard fund.

Disclosure of Nonmaterial Information

The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the end of the most recent calendar quarter (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, VMC, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.

An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may, at their sole discretion, deny any request for information made by any person, and may do so for any reason or for no reason. Approved Vanguard Representatives include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard’s Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.

Disclosure of Portfolio Holdings, Including Other Investment Positions, in Accordance with Securities and Exchange Commission (SEC) Exemptive Orders and Rule 6c-11

Vanguard’s ETF Operations team may disclose to the National Securities Clearing Corporation (NSCC), Authorized Participants, and other market makers the daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of the Vanguard funds that offer a class of shares known as Vanguard ETF Shares (ETF Funds). Each Vanguard fund relying on Rule 6c-11 under the 1940 Act generally will seek to disclose complete portfolio holdings, including other investment positions, at the beginning of each business day. These portfolio holdings, including other investment positions, will be disclosed online at vanguard.com. The disclosure of PCFs and portfolio holdings, including other investment positions, will be in accordance with the terms and conditions of related exemptive orders (Vanguard ETF Exemptive Orders) issued by the SEC or Rule 6c-11 under the 1940 Act, as described in this section. In addition to disclosing PCFs to the NSCC, as previously described, Vanguard’s ETF Operations team will generally disclose the PCF for any ETF Fund online at vanguard.com.

Unlike the conventional classes of shares issued by ETF Funds, the ETF Shares are listed for trading on a national securities exchange. Each ETF Fund issues and redeems ETF Shares in large blocks, known as “Creation Units.” To purchase or redeem a Creation Unit, an investor must be an “Authorized Participant” or the investor must purchase or redeem through a broker-dealer that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a “Participant Agreement” with VMC. Each ETF Fund issues Creation Units in exchange for a “portfolio deposit” consisting of a basket of specified securities (Deposit Securities) or a cash payment (Balancing Amount). Each ETF Fund also generally redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of specified securities together with a Balancing Amount.

In connection with the creation and redemption process, and in accordance with the terms and conditions of the Vanguard ETF Exemptive Orders and Rule 6c-11, Vanguard’s ETF Operations team makes available to the NSCC (a clearing agency registered with the SEC and affiliated with the DTC), for dissemination to NSCC participants on each business day prior to the opening of trading on the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each ETF Fund. In addition, the listing exchange disseminates

(1)continuously throughout the trading day, through the facilities of the Consolidated Tape Association, the market value of an ETF Share; and (2) every 15 seconds throughout the trading day, a calculation of the estimated NAV of an ETF Share (expected to be accurate to within a few basis points). Comparing these two figures allows an investor to determine whether, and to what extent, ETF Shares are selling at a premium or at a discount to NAV. ETF Shares are listed on the exchange and traded on the secondary market in the same manner as other equity securities. The price of ETF Shares trading on the secondary market is based on a current bid/offer market.

Disclosure of Portfolio Holdings Related Information to the Issuer of a Security for Legitimate Business Purposes

Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Vanguard’s Fund Services and Oversight unit, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department, Oversight and Manager Search team, or Office of the General Counsel, or the equity trading units within VCM or VPM.

Disclosure of Portfolio Holdings as Required by Applicable Law

Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by the Advisors, VMC, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Prohibitions on Disclosure of Portfolio Holdings

No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at vanguard.com, in writing, by fax, by email, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard’s management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.

Prohibitions on Receipt of Compensation or Other Consideration

The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person or entity from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or sub-advisor or by any affiliated person of the investment advisor or sub-advisor.

INVESTMENT ADVISORY AND OTHER SERVICES

Vanguard provides investment advisory services to the Funds through its wholly owned subsidiary, VCM. These services are provided by experienced investment management professionals who are employed by Vanguard and are associated persons of VCM. The compensation and other expenses of these investment management professionals are allocated among the funds utilizing these services.

During the fiscal years ended November 30, 2023, 2024, and 2025, the Funds incurred the following approximate advisory expenses. Vanguard California Tax-Exempt Bond ETF commenced operations on January 26, 2024. Vanguard New York Tax-Exempt Bond ETF commenced operations on May 20, 2025.

Vanguard Fund	2023	2024	2025
Vanguard California Municipal Money Market Fund	$537,000	$888,000	$908,000
Vanguard California Intermediate-Term Tax-Exempt Fund	819,000	1,615,000	$2,182,000
Vanguard California Long-Term Tax-Exempt Fund	256,000	558,000	$735,000
Vanguard California Tax-Exempt Bond ETF	-	3,000	$111,000
Vanguard Massachusetts Tax-Exempt Fund	131,000	286,000	$394,000
Vanguard New Jersey Long-Term Tax-Exempt Fund	127,000	258,000	$352,000
Vanguard New York Municipal Money Market Fund	353,000	767,000	$821,000
Vanguard New York Long-Term Tax-Exempt Fund	235,000	502,000	$688,000
Vanguard New York Tax-Exempt Bond ETF	-	-	$1,000
Vanguard Ohio Long-Term Tax-Exempt Fund	70,000	134,000	$177,000
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	192,000	378,000	$485,000

1. Other Accounts Managed

The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended November 30, 2025 (unless otherwise noted):

					Total assets in
				No. of accounts	accounts with
Portfolio		No. of	Total	with performance-based	performance-based
Manager		accounts	assets	fees	fees
Grace Boraas	Registered investment companies1	6	$41.0B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
John M. Carbone	Registered investment companies2	2	$7.1B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
John P. Grimes	Registered investment companies2	4	$30.6B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
James M. D’Arcy	Registered investment companies3	5	$132.3B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Adam M. Ferguson	Registered investment companies4	8	$99.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Stephen M. Mcfee	Registered investment companies5	7	$52.6B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

					Total assets in
				No. of accounts	accounts with
Portfolio		No. of	Total	with performance-based	performance-based
Manager		accounts	assets	fees	fees
Justin A. Schwartz	Registered investment companies6	7	$67.5B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1Includes Vanguard New Jersey Long-Term Tax-Exempt Fund, Vanguard Pennsylvania Long-Term Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund, Vanguard Ohio Long-Term Tax-Exempt Fund, and Vanguard California Intermediate-Term Tax-Exempt Fund, which collectively held assets of $29.5 billion as of November 30, 2025.

2Includes Vanguard California Municipal Money Market Fund and Vanguard New York Municipal Money Market Fund, which collectively held assets of $7.1 billion as of November 30, 2025.

3 Includes Vanguard Pennsylvania Long-Term Tax-Exempt Fund, which held assets of $3.8 billion as of November 30, 2025.

4Includes Vanguard California Long-Term Tax-Exempt Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, Vanguard New York Long-Term Tax-Exempt Fund, and Vanguard New Jersey Long-Term Tax-Exempt Fund, which collectively held assets of $32.3 billion as of November 30, 2025.

5Includes Vanguard New York Long-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund, and Vanguard Ohio Long-Term Tax-Exempt Fund, which collectively held assets of $16.2 billion as of

November 30, 2025.

6Includes Vanguard California Tax-Exempt Bond ETF and Vanguard New York Tax-Exempt Bond ETF, which collectively held assets of $1.7 billion as of November 30, 2025.

2. Material Conflicts of Interest

At VCM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds and ETFs, these accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. VCM manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. VCM has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations in which two or more funds or accounts participate in investment decisions involving the same securities.

3. Description of Compensation

This section describes the compensation of the Vanguard employee(s) who manage(s) the Funds. Each such portfolio manager is an associated person of VCM. As of the date of this Statement of Additional Information, a portfolio manager’s compensation generally consists of base salary, bonus, and payments under Vanguard’s long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980s to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement plans.

In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts they manage. A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Vanguard’s Human Resources Department. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager’s bonus is determined by a number of factors, including the performance of all Vanguard clients and the performance of the portfolio manager’s group within Vanguard. The performance of a portfolio manager’s group within Vanguard is determined based on gross, pre-tax performance of each fund managed by the group relative to expectations for how the funds should have performed, given the funds’ investment objectives, policies, strategies, and limitations, and the market environment during the measurement period. For Vanguard California Intermediate-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund, Vanguard New Jersey Long-Term Tax-Exempt Fund, Vanguard New York Long-Term Tax-Exempt Fund, Vanguard Ohio Long-Term Tax-Exempt Fund, and Vanguard Pennsylvania Long-Term Tax-Exempt Fund, the performance factor depends on how successfully the portfolio manager’s group outperforms these expectations and maintains the risk parameters of the funds managed by the group over a three-year period. For Vanguard California Municipal Money Market Fund and Vanguard New York Municipal Money Market Fund, the performance factor depends on how successfully the portfolio manager’s group maintains the stability of the shadow NAVs of the funds managed by the group and, consequently, how the funds managed by the group perform relative to the expectations described above over a three-year period. For Vanguard California Tax-Exempt Bond ETF and Vanguard New York Tax-Exempt Bond ETF, the performance factor depends on how closely the portfolio manager’s group tracks the benchmark indexes of the funds managed by the group over a one-year period. Additional factors considered in determining a portfolio manager’s bonus include the performance of the funds managed by the portfolio manager, the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the portfolio manager satisfies the objectives previously described. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, eligible full-time employees receive a payment from Vanguard’s long-term incentive compensation plan that is based on a number of factors, including their years of service, job level, performance rating, perceived potential, and market position. Each year, Vanguard’s independent directors determine the amount of the long-term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors and Vanguard’s operating efficiencies in providing services to the Vanguard funds.

4. Ownership of Securities

As of November 30, 2025, the named portfolio managers owned shares of the Funds they managed as follows:

Grace Boraas

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard Massachusetts Tax-Exempt Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

Vanguard Ohio Long-Term Tax-Exempt Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

John M. Carbone

Vanguard California Municipal Money Market Fund

Vanguard New York Municipal Money Market Fund

James M. D’Arcy

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Adam M. Ferguson

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

Dollar Range

		$10,001	$50,001	$100,001	$500,001
None	$1 to $10k	to $50k	to $100k	to $500k	to $1m	Over $1m
X
X
X
X
X
			Dollar Range
		$10,001	$50,001	$100,001	$500,001
None	$1 to $10k	to $50k	to $100k	to $500k	to $1m	Over $1m
X
X
			Dollar Range
		$10,001	$50,001	$100,001	$500,001
None	$1 to $10k	to $50k	to $100k	to $500k	to $1m	Over $1m
					X
			Dollar Range
		$10,001	$50,001	$100,001	$500,001
None	$1 to $10k	to $50k	to $100k	to $500k	to $1m	Over $1m

X

X

X

Adam M. Ferguson

Vanguard New York Long-Term Tax-Exempt Fund

John P. Grimes

Vanguard California Municipal Money Market Fund

Vanguard New York Municipal Money Market Fund

Stephen M. Mcfee

Vanguard California Long-Term Tax-Exempt Fund

Vanguard Massachusetts Tax-Exempt Fund

Vanguard New York Long-Term Tax-Exempt

Fund

Vanguard Ohio Long-Term Tax-Exempt Fund

Justin A. Schwartz

Vanguard California Tax-Exempt Bond ETF Vanguard New York Tax-Exempt Bond ETF

Dollar Range

		$10,001	$50,001	$100,001	$500,001
None	$1 to $10k	to $50k	to $100k	to $500k	to $1m	Over $1m
X
			Dollar Range
		$10,001	$50,001	$100,001	$500,001
None	$1 to $10k	to $50k	to $100k	to $500k	to $1m	Over $1m
X
X
			Dollar Range
		$10,001	$50,001	$100,001	$500,001
None	$1 to $10k	to $50k	to $100k	to $500k	to $1m	Over $1m
X
X
X
X
			Dollar Range
		$10,001	$50,001	$100,001	$500,001
None	$1 to $10k	to $50k	to $100k	to $500k	to $1m	Over $1m

X

X

Duration and Termination of Investment Advisory Agreement

Vanguard provides investment advisory services to the Funds through its wholly owned subsidiary, VCM, pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement, and an intercompany service agreement between Vanguard and VCM (ISA). The Agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard. With respect to the Funds, the ISA will continue, unless terminated sooner in accordance with the terms of the ISA, for one year from the date it was approved for the relevant Fund. At the end of this one-year period, the ISA will continue automatically with respect to the relevant Fund for successive periods of 12 months each, provided that such continuance is approved at least annually (i) by the board of trustees of the relevant Fund or (ii) by vote of a majority of the outstanding voting securities of the relevant Fund.

Securities Lending

Pursuant to Vanguard’s securities lending policy, Vanguard’s fixed income and money market funds are not permitted to, and do not, lend their investment securities.

PORTFOLIO TRANSACTIONS

The advisor decides which securities to buy and sell on behalf of a Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide “best execution.” Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer’s services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer’s execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Funds. The advisor may cause a Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which a Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.

The types of securities in which the Funds invest are generally purchased and sold in principal transactions, meaning that the Funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s markup (i.e., a spread between the bid and the asked prices). Brokerage commissions are paid, however, in connection with opening and closing out futures positions.

As previously explained, the types of securities that the Funds purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the advisor will evaluate their reasonableness by considering: (1) the historical commission rates; (2) the rates that other institutional investors are paying, based upon publicly available information; (3) the rates quoted by brokers and dealers; (4) the size of a particular transaction, in terms of the number of shares, the dollar amount, and the number of clients involved; (5) the complexity of a particular transaction in terms of both execution and settlement; (6) the level and type of business done with a particular firm over a period of time; and (7) the extent to which the broker or dealer has capital at risk in the transaction.

During the fiscal years ended November 30, 2023, 2024, and 2025, the Funds (other than Vanguard California Municipal Money Market Fund and Vanguard New York Municipal Money Market Fund) paid the following approximate amounts in brokerage commissions. Brokerage commissions paid by a fund may be substantially different from year to year for multiple reasons, such as overall fund performance, market volatility, trading volumes, cash flows, or changes to the securities that make up the fund or a fund’s target index.

Vanguard Fund	2023	2024	2025
Vanguard California Intermediate-Term Tax-Exempt Fund	$30,000	$14,000	$30,000
Vanguard California Long-Term Tax-Exempt Fund	11,000	5,000	6,000
Vanguard California Tax-Exempt Bond ETF1	—	—	—
Vanguard Massachusetts Tax-Exempt Fund	7,000	5,000	4,000
Vanguard New Jersey Long-Term Tax-Exempt Fund	2,000	2,000	4,000
Vanguard New York Long-Term Tax-Exempt Fund	7,000	2,000	8,000
Vanguard New York Tax-Exempt Bond ETF2	—	—	—
Vanguard Ohio Long-Term Tax-Exempt Fund	2,000	1,000	2,000
Vanguard Pennsylvania Long-Term Tax-Exempt Fund	3,000	2,000	5,000

1 Vanguard California Tax-Exempt Bond ETF commenced operations on January 26, 2024. 2 Vanguard New York Tax-Exempt Bond ETF commenced operations on May 20, 2025.

Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisor. If such securities are compatible with the investment policies of a Fund and one or more of the advisor’s other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities may be aggregated by the advisor, and the purchased securities or sale proceeds may be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Fund’s board of trustees.

As of November 30, 2025, each Fund held no securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act. Vanguard New York Tax-Exempt Bond ETF commenced operations on May 20, 2025.

Portfolio turnover for Vanguard Massachusetts Tax-Exempt Fund. The Fund’s portfolio turnover rate decreased from 92% in 2024 to 44% in 2025. The lower portfolio turnover rate for the Fund in fiscal year 2025 was a result of a custodian transition and update to turnover calculation methodology.

PROXY VOTING

I. Proxy Voting Policies

Each Vanguard fund advised by Vanguard through VCM (each, a VCM-Advised Fund and together, the VCM-Advised Funds) retains the authority to vote proxies received with respect to the shares of equity securities held in a VCM-Advised Fund portfolio. The trustees of each VCM-Advised Fund have adopted proxy voting procedures and guidelines, to be administered by VCM and the VCM Investment Stewardship Team, which govern proxy voting for each VCM-Advised Fund retaining proxy voting authority. This policy is included in Appendix A. Vanguard Investor Choice is offered as a program within participating Vanguard funds; see Appendix B.

Vanguard has entered into agreements with various state, federal, and non-U.S. regulators and with certain issuers that limit the amount of shares that the funds may vote at their discretion for particular securities. For these securities, the funds are able to vote a limited portion of the shares at their discretion. Any additional shares generally are voted in the same proportion as votes cast by the issuer’s entire shareholder base (i.e., mirror voted), or the fund is not permitted to vote such shares. Further, the boards of trustees of the Vanguard funds have adopted policies that will result in certain funds mirror voting a higher proportion of the shares they own in a regulated issuer in order to permit certain other funds (generally advised by managers not affiliated with Vanguard) to mirror vote none, or a lower proportion, of their shares in such regulated issuer.

II. Securities Lending

There may be occasions when Vanguard needs to restrict lending of and/or recall securities that are out on loan in order to vote the full position at a shareholder meeting. For the VCM-Advised Funds, Vanguard has processes to monitor securities on loan and to evaluate any circumstances that may require it to restrict and/or attempt to recall the security. In making such a decision, Vanguard considers:

■The subject of the vote and whether, based on Vanguard’s knowledge and experience, Vanguard believes the topic is potentially material to the corporate governance and/or long-term performance of the company;

■The funds’ individual and/or aggregate equity investment in a company, and whether Vanguard estimates that voting funds’ shares would affect the shareholder meeting outcome; and

■The long-term impact to Vanguard fund shareholders, evaluating whether Vanguard believes the benefits of voting a company’s shares would outweigh the benefits of stock lending revenues in a particular instance.

III.Conflicts of Interest

The proxy voting procedures for VCM-Advised Funds require that voting personnel act as fiduciaries and must conduct their activities at all times in accordance with the following standards: (i) fund shareholders’ interests come first; (ii) conflicts of interest must be avoided and mitigated to the extent possible; and (iii) compromising situations must be avoided.

The VCM Investment Stewardship Team maintains separation from VPM and the VPM Investment Stewardship Team and from other groups within Vanguard that are responsible for sales, marketing, client service, and vendor/partner relationships. Proxy voting personnel are required to disclose potential conflicts of interest and must recuse themselves from all voting decisions and engagement activities in such instances. In certain circumstances, the VCM Investment Stewardship Team may refrain from voting shares of a company, or may engage an independent third-party fiduciary to vote proxies.

Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.

To obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30, log on to vanguard.com or visit the SEC’s website at sec.gov.

INFORMATION ABOUT THE ETF SHARE CLASS

Vanguard California Tax-Exempt Bond ETF and Vanguard New York Tax-Exempt Bond ETF (collectively, the ETF Funds) offer and issue an exchange-traded class of shares called ETF Shares. Each ETF Fund issues and redeems shares in large blocks, known as “Creation Units.”

To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must transact through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation, the ETF Funds’ Distributor (the Distributor). For a current list of Authorized Participants, contact the Distributor.

Investors that are not Authorized Participants must hold ETF Shares in a brokerage account. As with any stock traded on an exchange through a broker, purchases and sales of ETF Shares will be subject to usual and customary brokerage commissions.

Each ETF Fund issues Creation Units in kind in exchange for a basket of securities that are part of—or soon to be part of—its portfolio holdings (Deposit Securities). Each ETF Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of securities that are part of the Fund’s portfolio holdings (Redemption Securities). As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities (which may, in certain instances, include American Depository Receipts (ADRs)), as described more fully on the following pages. Each ETF Fund reserves the right to issue Creation Units for cash, rather than in kind.

Exchange Listing and Trading

The ETF Shares have been approved for listing on a national securities exchange and will trade on the exchange at market prices that may differ from net asset value (NAV). There can be no assurance that, in the future, ETF Shares will continue to meet all of the exchange’s listing requirements. The exchange will institute procedures to delist a Fund’s ETF Shares if the Fund’s ETF Shares do not continuously comply with the exchange’s listing rules. The exchange will also delist a Fund’s ETF Shares upon termination of the ETF share class.

The exchange disseminates, through the facilities of the Consolidated Tape Association, an updated “indicative optimized portfolio value” (IOPV) for an ETF Fund as calculated by an information provider. The ETF Funds are not involved with or responsible for the calculation or dissemination of the IOPVs, and they make no warranty as to the accuracy of the IOPVs. An IOPV for a Fund’s ETF Shares is disseminated every 15 seconds during regular exchange trading hours. An IOPV has a securities value component and a cash component. The IOPV is designed as an estimate of an ETF Fund’s NAV at a particular point in time, but it is only an estimate and should not be viewed as the actual NAV, which is calculated once each day.

Book Entry Only System

ETF Shares issued by the ETF Funds are registered in the name of the DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, the DTC. The DTC is a limited-purpose trust company that was created to hold securities of its participants (DTC Participants) and to facilitate the clearance and settlement of transactions among them through electronic book-entry changes in their accounts, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. The DTC is a subsidiary of the Depository Trust and Clearing Corporation (DTCC), which is owned by certain participants of the DTCC’s subsidiaries, including the DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (Indirect Participants).

Beneficial ownership of ETF Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in ETF Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by the DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from, or through, the DTC Participant a written confirmation relating to their purchase of ETF Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities. Such laws may impair the ability of certain investors to acquire beneficial interests in ETF Shares.

Each ETF Fund recognizes the DTC or its nominee as the record owner of all ETF Shares for all purposes. Beneficial Owners of ETF Shares are not entitled to have ETF Shares registered in their names and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of the DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests to exercise any rights of a holder of ETF Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. The DTC will make available to an ETF Fund, upon request and for a fee, a listing of the ETF Shares of the Fund held by each DTC Participant. The ETF Fund shall obtain from each DTC Participant the number of Beneficial Owners holding ETF Shares, directly or indirectly, through the DTC Participant. The ETF Fund shall provide each DTC Participant with copies of such notice, statement, or other communication, in form, in number, and at such place as the DTC Participant may reasonably request, in order that these communications may be transmitted by the DTC Participant, directly or indirectly, to the Beneficial Owners. In addition, the ETF Fund shall pay to each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, subject to applicable statutory and regulatory requirements.

Share distributions shall be made to the DTC or its nominee as the registered holder of all ETF Shares. The DTC or its nominee, upon receipt of any such distributions, shall immediately credit the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in ETF Shares of the appropriate ETF Fund as shown on the records of the DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of ETF Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The ETF Funds have no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners; for payments made on account of beneficial ownership interests in such ETF Shares; for maintenance, supervision, or review of any records relating to such beneficial ownership interests; or for any other aspect of the relationship between the DTC and DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The DTC may determine to discontinue providing its service with respect to ETF Shares at any time by giving reasonable notice to the ETF Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the ETF Funds shall take action either to find a replacement for the DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of ETF Shares, unless the ETF Funds make other arrangements with respect thereto satisfactory to the exchange.

Purchase and Issuance of ETF Shares in Creation Units

The ETF Funds issue and sell ETF Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt of an order in proper form on any business day. The ETF Funds do not issue fractional Creation Units.

A business day is any day on which the NYSE is open for business. As of the date of this Statement of Additional Information, the NYSE observes the following U.S. holidays: New Year’s Day; Martin Luther King, Jr., Day; Presidents’ Day (Washington’s Birthday); Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit from an ETF Fund generally consists of an in-kind deposit of a designated portfolio of securities (Deposit Securities) and an amount of cash (Cash Component) consisting of a purchase balancing amount and a transaction fee (both described in the following paragraphs). Together, the Deposit Securities and the Cash Component constitute the fund deposit.

The purchase balancing amount is an amount equal to the difference between the NAV of a Creation Unit and the market value of the Deposit Securities (Deposit Amount). It ensures that the NAV of a fund deposit (not including the transaction fee) is identical to the NAV of the Creation Unit it is used to purchase. If the purchase balancing amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to an ETF Fund in cash. If the purchase balancing amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by an ETF Fund to the purchaser in cash (except as offset by the transaction fee).

Vanguard, through the National Securities Clearing Corporation (NSCC), makes available after the close of each business day a list of the names and the number of shares of each Deposit Security to be included in the next business day’s fund deposit for each ETF Fund (subject to possible amendment or correction). Each ETF Fund reserves the right to accept a nonconforming fund deposit.

The identity and number of shares of the Deposit Securities required for a fund deposit may change from one day to another to reflect rebalancing adjustments and corporate actions, to reflect interest payments on underlying bonds, or to respond to adjustments to the weighting or composition of the component securities of the relevant target index.

In addition, each ETF Fund reserves the right to permit or require the substitution of an amount of cash—referred to as “cash in lieu”—to be added to the Cash Component to replace any Deposit Security. This might occur, for example, if a Deposit Security is not available in sufficient quantity for delivery, is not eligible for transfer through the applicable clearance and settlement system, or is not eligible for trading by an Authorized Participant or the investor for which an Authorized Participant is acting. Trading costs incurred by the ETF Fund in connection with the purchase of Deposit Securities with cash-in-lieu amounts will be an expense of the ETF Fund. However, the ETF Fund may adjust the transaction fee to protect existing shareholders from this expense.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the ETF Fund, and the ETF Fund’s determination shall be final and binding.

Procedures for Purchasing Creation Units. To initiate a purchase order for a Creation Unit, an Authorized Participant must submit an order in proper form to the Distributor and such order must be received by the Distributor prior to the closing time of regular trading of the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day’s NAV. The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the transmittal date. Authorized Participants must transmit orders using a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.

Neither the Trust, the ETF Funds, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor‘s phone or email systems were not operating properly).

If you are not an Authorized Participant, you must place your purchase order in an acceptable form with an Authorized Participant. The Authorized Participant may request that you make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash when required).

Placement of Purchase Orders. An Authorized Participant must deliver the cash and government securities portion of a fund deposit through the Federal Reserve’s Fedwire System and the corporate securities portion of a fund deposit through the DTC. If a fund deposit is incomplete on the first business day after the trade date (the trade date, known as “T,” is the date on which the trade actually takes place; one business day after the trade date is known as “T+1”) because of the failed delivery of one or more of the Deposit Securities, the ETF Fund shall be entitled to cancel the purchase order.

The ETF Fund may issue Creation Units in reliance on the Authorized Participant’s undertaking to deliver the missing Deposit Securities at a later date. Such undertaking shall be secured by the delivery and maintenance of cash collateral in an amount determined by the ETF Fund in accordance with the terms of the Participant Agreement.

Rejection of Purchase Orders. An ETF Fund reserves the absolute right to reject a purchase order. By way of example, and not limitation, an ETF Fund will reject a purchase order if:

■The order is not in proper form.

■The Deposit Securities delivered are not the same (in name or amount) as the published basket.

■Acceptance of the Deposit Securities would have certain adverse tax consequences to the ETF Fund.

■Acceptance of the fund deposit would, in the opinion of counsel, be unlawful.

■Acceptance of the fund deposit would otherwise, at the discretion of the ETF Fund or the ETF Fund’s advisor, have an adverse effect on the ETF Fund or any of its shareholders.

■Circumstances outside the control of the ETF Fund, the Trust, the transfer agent, the custodian, the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples include, but are not limited to, natural disasters, public service disruptions, or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties as well as the DTC, the NSCC, the Federal Reserve, or any other participant in the purchase process; and similar extraordinary events.

If a purchase order is rejected, the Distributor shall notify the Authorized Participant that submitted the order. The ETF Funds, the Trust, the transfer agent, the custodian, the Distributor, and Vanguard are under no duty, however, to give notification of any defects or irregularities in the delivery of a fund deposit, nor shall any of them incur any liability for the failure to give any such notification.

Transaction Fee on Purchases of Creation Units. An ETF Fund may impose a transaction fee (payable to the ETF Fund) to compensate the ETF Fund for costs associated with the issuance of Creation Units. The amount of the fee, which may be changed by an ETF Fund from time to time at its sole discretion, is made available daily to Authorized Participants, market makers, and other interested parties through Vanguard’s proprietary portal system. An additional charge may be imposed for purchases of Creation Units effected outside the Clearing Process. When the ETF Fund permits (or requires) a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed an additional variable charge on the cash-in-lieu portion of the investment. The amount of this charge will be disclosed to investors before they place their orders. The amount will be determined by the ETF Fund at its sole discretion. The maximum transaction fee, including any variable charges, on purchases of Creation Units, including any additional charges as described, shall be 2% of the value of the Creation Units.

An ETF Fund reserves the right to not impose a transaction fee or to vary the amount of the transaction fee imposed, up to the maximum amount listed above. To the extent a creation transaction fee is not charged or does not cover the costs associated with the issuance of the Creation Units, certain costs may be borne by the ETF Fund.

Redemption of ETF Shares in Creation Units

To be eligible to place a redemption order, you must be an Authorized Participant. Investors that are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to redeem a Creation Unit.

ETF Shares may be redeemed only in Creation Units. Investors should expect to incur brokerage and other transaction costs in connection with assembling a sufficient number of ETF Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests received on a business day in good order will receive the NAV next determined after the request is made.

Unless cash redemptions are available or specified for an ETF Fund, an investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities; plus (2) a redemption balancing amount in cash equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities; less (3) a transaction fee. If the Redemption Securities have a value greater than the NAV of a Creation Unit, the redeeming investor will pay the redemption balancing amount in cash to the ETF Fund, rather than receive such amount from the ETF Fund.

Vanguard, through the NSCC, makes available after the close of each business day a list of the names and the number of shares of each Redemption Security to be included in the next business day’s redemption basket for an ETF Fund (subject to possible amendment or correction). The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of an investor purchasing a Creation Unit. An ETF Fund may provide a redeeming investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through the NSCC.

An ETF Fund reserves the right to deliver cash in lieu of any Redemption Security for the same reason it might accept cash in lieu of a Deposit Security, as previously discussed, or if the ETF Fund could not lawfully deliver the security or could not do so without first registering such security under federal or state law.

Neither the Trust, the ETF Funds, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a redemption order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor’s phone or email systems were not operating properly).

Transaction Fee on Redemptions of Creation Units. An ETF Fund may impose a transaction fee (payable to the ETF Fund) to compensate the ETF Fund for costs associated with the redemption of Creation Units. The amount of the fee, which may be changed by an ETF Fund from time to time at its sole discretion, is made available daily to Authorized Participants, market makers, and other interested parties through Vanguard’s proprietary portal system. An additional charge may be imposed for redemptions of Creation Units effected outside the Clearing Process. When an ETF Fund permits (or requires) a redeeming investor to receive cash in lieu of one or more Redemption Securities, the ETF Fund may assess an additional variable charge on the cash portion of the redemption. The amount will vary as determined by the ETF Fund at its sole discretion and is made available daily to Authorized Participants, market makers, and other interested parties through Vanguard’s proprietary portal system. The maximum transaction fee, including any variable charges, on redemptions of Creation Units shall be 2% of the value of the Creation Units.

An ETF Fund reserves the right to not impose a transaction fee or to vary the amount of the transaction fee imposed, up to the maximum amount listed above. To the extent a redemption transaction fee is not charged or does not cover the costs associated with the redemption of the Creation Units, certain costs may be borne by an ETF Fund.

Placement of Redemption Orders. To initiate a redemption order for a Creation Unit, an Authorized Participant must submit such order in proper form to the Distributor before Closing Time in order to receive that day’s NAV. Authorized Participants must transmit orders using a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.

If on the settlement date (typically T+1) an Authorized Participant has failed to deliver all of the Vanguard ETF Shares it is seeking to redeem, an ETF shall be entitled to cancel the redemption order. Alternatively, an ETF may deliver to the Authorized Participant the full complement of Redemption Securities and cash in reliance on the Authorized Participant’s undertaking to deliver the missing ETF Shares at a later date. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of cash collateral in accordance with collateral procedures that are part of the Participant Agreement. In all cases an ETF shall be entitled to charge the Authorized Participant for any costs (including investment losses, attorney’s fees, and interest) incurred by an ETF as a result of the late delivery or failure to deliver.

If an Authorized Participant, or a redeeming investor acting through an Authorized Participant, is subject to a legal restriction with respect to a particular security included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the security. In addition, an ETF reserves the right to redeem Creation Units partially for cash to the extent that the ETF Fund could not lawfully deliver one or more Redemption Securities or could not do so without first registering such securities under federal or state law.

Suspension of Redemption Rights. The right of redemption may be suspended or the date of payment postponed with respect to an ETF Fund (1) for any period during which the NYSE or listing exchange is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the NYSE or listing exchange is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of the ETF Fund’s portfolio securities or determination of its NAV is not reasonably practicable, or (4) in such other circumstances as the SEC permits.

Precautionary Notes

A precautionary note to ETF investors: The DTC or its nominee will be the registered owner of all outstanding ETF Shares. Your ownership of ETF Shares will be shown on the records of the DTC and the DTC Participant broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of ETF Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

You should also be aware that investments in ETF Shares may be subject to certain risks relating to having large shareholders. To the extent that a large number of the Fund’s ETF Shares are held by a large shareholder (e.g., an institutional investor, an investment advisor or an affiliate of an investment advisor, an authorized participant, a lead market maker, or another entity), a large redemption by such a shareholder could result in an increase in the ETF’s expense ratio, cause the ETF to incur higher transaction costs, cause the ETF to fail to comply with applicable listing standards of the listing exchange upon which it is listed, lead to the realization of taxable capital gains, or cause the remaining shareholders to receive distributions representing a disproportionate share of the ETF’s ordinary income and long-term capital gains. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material upward or downward effect on the market price of the ETF Shares.

A precautionary note to purchasers of Creation Units: You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing fund.

Because new ETF Shares may be issued on an ongoing basis, a “distribution” of ETF Shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in your being deemed a participant in the distribution in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933 (the 1933 Act). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing fund, break them down into the constituent ETF Shares, and sell those shares directly to customers or if you choose to couple the creation of a supply of new ETF Shares with an active selling effort involving solicitation of secondary market demand for ETF Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with ETF Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act.

A precautionary note to shareholders redeeming Creation Units: An Authorized Participant that is not a “qualified institutional buyer” as defined in Rule 144A under the 1933 Act will not be able to receive, as part of the redemption basket, restricted securities eligible for resale under Rule 144A.

A precautionary note to investment companies: Vanguard ETF Shares are issued by registered investment companies, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the 1940 Act. SEC Rule 12d1-4 under the 1940 Act permits investments in Vanguard ETF Shares beyond the limits of Section 12(d)(1), subject to the conditions of Rule 12d1-4, as described under the heading “Other Investment Companies.”

FINANCIAL STATEMENTS

The Fund’s financial statements for Vanguard California Tax-Free Funds, Vanguard Massachusetts Tax-Exempt Funds, Vanguard New Jersey Tax-Free Funds, Vanguard New York Tax-Free Funds, Vanguard Ohio Tax-Free Funds, and Vanguard Pennsylvania Tax-Free Funds for the fiscal year ended November 30, 2025, and the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, appearing therein, are incorporated by reference into this Statement of Additional Information. For a more complete discussion of each Fund’s performance, please see the Funds’ annual reports to shareholders, which may be obtained without charge.

DESCRIPTION OF MUNICIPAL BOND RATINGS

Moody’s Ratings Symbols

The following describe characteristics of the global long-term (original maturity of 1 year or more) bond ratings provided by Moody’s Ratings:

Aaa—Judged to be obligations of the highest quality, they are subject to the lowest level of credit risk.

Aa—Judged to be obligations of high quality, they are subject to very low credit risk. Together with the Aaa group, they make up what are generally known as high-grade bonds.

A—Judged to be upper-medium-grade obligations, they are subject to low credit risk.

Baa—Judged to be medium-grade obligations, subject to moderate credit risk, they may possess certain speculative characteristics.

Ba—Judged to be speculative obligations, they are subject to substantial credit risk.

B—Considered to be speculative obligations, they are subject to high credit risk.

Caa—Judged to be speculative obligations of poor standing, they are subject to very high credit risk.

Ca—Viewed as highly speculative obligations, they are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Viewed as the lowest rated obligations, they are typically in default, with little prospect for recovery of principal and interest.

Moody’s Ratings also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking toward the lower end of the category.

The following describe characteristics of the global short-term (original maturity of 13 months or less) bond ratings provided by Moody’s Ratings. This ratings scale also applies to U.S. municipal tax-exempt commercial paper.

Prime-1 (P-1)—Judged to have a superior ability to repay short-term debt obligations.

Prime-2 (P-2)—Judged to have a strong ability to repay short-term debt obligations.

Prime-3 (P-3)—Judged to have an acceptable ability to repay short-term debt obligations.

Not Prime (NP)—Cannot be judged to be in any of the prime rating categories.

The following describe characteristics of the U.S. municipal short-term bond ratings provided by Moody’s Ratings:

Moody’s Ratings for state and municipal notes and other short-term (up to 3 years) obligations are designated Municipal Investment Grade (MIG).

MIG 1—Indicates superior quality, enjoying the excellent protection of established cash flows, liquidity support, and broad-based access to the market for refinancing.

MIG 2—Indicates strong credit quality with ample margins of protection, although not as large as in the preceding group.

MIG 3—Indicates acceptable credit quality, with narrow liquidity and cash-flow protection and less well-established market access for refinancing.

SG—Indicates speculative credit quality with questionable margins of protection.

S&P Global Ratings

The following describe characteristics of the long-term (original maturity of 1 year or more) bond ratings provided by S&P Global Ratings:

AAA—These are the highest rated obligations. The capacity to pay interest and repay principal is extremely strong.

AA—These also qualify as high-grade obligations. They have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.

A—These are regarded as upper-medium-grade obligations. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB—These are regarded as having an adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity in this regard. This group is the lowest that qualifies for commercial bank investment.

BB, B, CCC, CC, and C—These obligations range from speculative to significantly speculative with respect to the capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest.

D—These obligations are in default, and payment of principal and/or interest is likely in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

The following describe characteristics of short-term (original maturity of 365 days or less) bond and commercial paper ratings designations provided by S&P Global Ratings:

A-1—These are the highest rated obligations. The capacity of the obligor to pay interest and repay principal is strong. The addition of a plus sign (+) would indicate a very strong capacity.

A-2—These obligations are somewhat susceptible to changing economic conditions. The obligor has a satisfactory capacity to pay interest and repay principal.

A-3—These obligations are more susceptible to the adverse effects of changing economic conditions, which could lead to a weakened capacity to pay interest and repay principal.

B—These obligations are vulnerable to nonpayment and are significantly speculative, but the obligor currently has the capacity to meet its financial commitments.

C—These obligations are vulnerable to nonpayment, but the obligor must rely on favorable economic conditions to meet its financial commitment.

D—These obligations are in default, and payment of principal and/or interest is likely in arrears.

The following describe characteristics of U.S. municipal short-term (original maturity of 3 years or less) note ratings provided by S&P Global Ratings:

SP-1—This designation indicates a strong capacity to pay principal and interest.

SP-2—This designation indicates a satisfactory capacity to pay principal and interest.

SP-3—This designation indicates a speculative capacity to pay principal and interest.

APPENDIX A

Fund Proxy Policy – Funds with Proxy Voting Administered by Vanguard Capital Management

Introduction

This proxy voting policy (the Policy) describes general positions on matters that may be subject to a shareholder vote at U.S.-domiciled companies and is aligned with governance practices believed to support long-term shareholder returns. The Policy has been adopted by the boards (or relevant governing bodies) of funds and portfolios managed by certain Vanguard-affiliated entities including U.S.-domiciled mutual funds and ETFs advised by Vanguard Capital Management, LLC (VCM), as well as the boards of Vanguard Asset Management, Ltd., Vanguard Fiduciary Trust Company, Vanguard Global Advisers, LLC, and Vanguard Investments Australia Ltd in connection with their management of certain equity index funds and portfolios (together with the U.S.-domiciled mutual funds and ETFs advised by VCM, the “Funds”). The adoption of this Policy is anchored in the belief that effective corporate governance practices support long-term investment returns.

It is important to note that proposals—whether submitted by company management or other shareholders—often require a facts-and-circumstances analysis based on an expansive set of factors. While the Policy may recommend a particular voting decision, all proposals are voted case by case as determined in the best interests of each Fund consistent with its investment objective. The Policy is applied over an extended period of time; as such, if a company’s board is not responsive to voting results on certain matters, support may be withheld for those and other matters in the future.

As a baseline, the Policy looks for companies to abide by the relevant governance frameworks (e.g., listing standards, governance codes, laws, regulations, etc.) of the market(s) in which they are listed. While the Policy is informed by such frameworks, final voting decisions may differ from the application of those frameworks due to the investment stewardship team’s independent research, analysis, and engagement. In addition, this Policy and its application to specific voting matters are predicated on the relevant Funds’ acquisition and ownership of securities in the ordinary course of business, without the intent of influencing company strategy or changing the control of the issuer. These Funds will not nominate directors, solicit or participate in the solicitation of proxies, or submit shareholder proposals at portfolio companies. The application of this Policy to specific voting matters will also adhere to any passivity requirements to which the Funds and/or The Vanguard Group, Inc. and any of its subsidiaries (collectively, Vanguard) may be subject.

Pillar I: Board composition and effectiveness

The Funds believe that in order to maximize the long-term return of shareholders’ investments in each company, the individuals who serve as board directors to represent the interests of all shareholders should be appropriately independent, experienced, committed, capable, and diverse. Diversity of thought, background, and experiences meaningfully contribute to the ability of boards to serve as effective, engaged stewards of shareholders’ interests. The evaluation of portfolio company boards will be informed by relevant market-specific governance frameworks (e.g., listing standards, governance codes, laws, regulations, etc.).

Board and Key Committee Independence1

In order to appropriately represent shareholder interests in the oversight of company management, a majority of directors of a noncontrolled company should be independent, as should all of the members of the board’s key committees (audit, compensation, and nominating/governance or their equivalents).2

1Certain exchange-listing standards and regulatory provisions may apply more limited (or no) independence requirements to the boards of controlled companies (i.e., those in which a majority voting interest is held by company insiders or affiliates). In such cases, the majority of compensation and nominating/governance committee members should be independent; audit committees are expected to be entirely independent regardless of a company’s control status. Committee composition at controlled companies that is inconsistent with these independence expectations may generally result in votes against nonindependent members of the committee in question, as well as the members of the nominating committee.

2 The relevant exchange-listing standards provide an exception to the majority board independence requirement for controlled companies (companies in which more than 50% of the voting securities are controlled by a shareholder or group of affiliated shareholders). Accordingly, this guideline applies only to noncontrolled companies. A noncontrolled company is a company in which 50% or less of the voting power for the election of its directors is held by a single person, entity, or group.

A director’s independence will generally be determined based on a company’s disclosure in the context of relevant market-specific governance frameworks (e.g., listing standards, governance codes, laws, regulations, etc.) supplemented by independent research and/or engagement.

In cases where a noncontrolled company does not maintain a majority independent board, votes against members of the nominating committee and all nonindependent members of that board may be recommended. In cases where a noncontrolled company board is not majority independent over multiple years, votes may be recommended against the entire board. In cases where any of the key committees of a noncontrolled company are not entirely independent, votes may be recommended against (a) the nonindependent members of that committee, and (b) all of the members of the board’s nominating committee. (In the absence of an explicit nominating committee, votes will generally be recommended against those directors responsible for nominating and/or appointing directors; this may include the entire board.)

At controlled companies, support will generally be recommended for a nonindependent director on a compensation committee or a nominating and governance committee, so long as the relevant committee is majority independent.

In both instances, if nominating committee members are not up for election in a given year, votes against any other relevant board member(s) may be recommended.

Independent Board Leadership

The Funds believe that shareholders’ interests are best served by board leadership that is independent of company management. While this may take the form of an independent chair of the board or a lead independent director (with sufficiently robust authority and responsibilities), the Funds generally believe that determining the appropriate independent board leadership structure should be within the purview of the board. Certain shareholder proposals seek to require that companies do not permit the same person to serve as both CEO and chair of the board of directors. Proponents believe that separation of these duties will create a more independent board.

Given the Funds’ belief that this matter should be within the purview of a company’s board, votes will generally be recommended against shareholder proposals to separate the CEO and chair roles. Votes for such proposals may be recommended if there are significant concerns regarding the independence or effectiveness of the board at the company in question.

Board Composition

The Funds believe that boards should be fit for purpose by reflecting sufficient breadth of skills, experiences, and perspectives resulting in cognitive diversity that enables effective, independent oversight on behalf of all shareholders. The appropriate mix of skills, experiences, and perspectives is unique to each board and should reflect expertise related to the company’s strategy and material risks from a variety of vantage points.

To this end, the Funds believe that companies should produce fulsome disclosure of a board’s process for building, assessing, and maintaining an effective board well suited to supporting the company’s strategy, long-term performance, and shareholder returns. Such fulsome disclosure may include the range of skills, background, and experiences that each board member provides and their alignment with the company’s strategy (often presented as a skills matrix). Such disclosure may also cover the board’s process for evaluating the composition and effectiveness of their board on a regular basis, the identification of gaps and opportunities to be addressed through board refreshment and evolution, and a robust nomination (and renomination) process to ensure the right mix of skills, experiences, and perspectives in the future.

A board’s composition should comply with requirements set by relevant market-specific governance frameworks (e.g., listing standards, governance codes, laws, regulations, etc.) and be consistent with market norms in the markets in which the company is listed. To the extent that a board’s composition is inconsistent with such requirements or differs from prevailing market norms, the board’s rationale for such differences (and any anticipated actions) should be explained in the company’s public disclosures.

Votes against the nomination/governance committee chair may be recommended if, based on research and/or engagement, a company’s board composition and/or related disclosure is inconsistent with relevant market-specific governance frameworks or market norms.

Director Capacity and Commitments

Directors’ responsibilities are complex and time-consuming. Therefore, shareholders seek to understand whether the number of directorship positions held by a director makes it challenging for that director to dedicate the requisite time and attention to effectively fulfill their responsibilities at each company (sometimes referred to as being “overboarded”). While no two boards are identical and time commitments for directorships may vary, the Funds believe that limitations on the number of board positions held by individual directors may be appropriate, absent compelling evidence to the contrary.

Votes may generally be recommended against any director who is a public company executive and sits on more than two public company boards. In this instance, votes will typically be recommended against the nominee at each company where they serve as a nonexecutive director, but not at the company where they serve as an executive.

Similarly, votes may also generally be recommended against any director who serves on more than four public company boards. In such cases, votes will typically be recommended against the director at each company except the one (if any) where they serve as board chair or lead independent director.

In certain instances, support will be considered for a director who would otherwise be considered overboarded under the standards above, taking into account relevant market-specific governance frameworks or company-specific facts and circumstances.

The Funds believe that portfolio companies should adopt good governance practices regarding director commitments, including a policy regarding director capacity and commitments and disclosure of the board’s oversight of the implementation of that policy. Helpful disclosure includes a discussion of the company’s policy (e.g., what limits are in place) and, if a nominee for director exceeds the policy, any considerations and rationale for the director’s nomination. Additionally, it is good practice to include disclosure of how the board developed its policy and how frequently it is reviewed to ensure it remains appropriate.

Director Attendance

Votes will generally be recommended against directors who attended less than 75% of board or committee meetings (in the aggregate) in the previous year unless an extenuating circumstance is disclosed, or they have served on the board for less than one year.

Director Accountability

Directors are generally nominated by boards and elected by shareholders to represent their interests. If there are instances in which the board has failed to adequately consider actions approved by a majority of shareholders, unilaterally taken action against shareholder interests, or, based on independent analysis, failed in its oversight role, votes against those directors deemed responsible (generally based on their functional or committee-level responsibilities) may be recommended. Such conditions will generally not apply to a director who has served less than one year on the board and/or applicable committee, but in such instances may apply to another relevant director in their place.

Contested Director Elections

Contested director elections will be analyzed case by case. The analysis of proxy contests focuses on three key areas:

■The case for change at the target company.

■How has the company performed relative to its peers?

■How effectively has the current board overseen the company’s strategy and execution?

■How does the dissident’s case strengthen the target company’s long-term shareholder returns?

■The quality of company governance.

■How effectively has the company’s governance structure supported shareholder rights consistent with market norms?

■Has the board been sufficiently accessible and responsive to shareholder input in the past?

■The quality of the company’s and dissident’s board nominees.

■Is the incumbent board (and/or the company’s nominees) sufficiently independent, capable, and effective to serve long-term shareholder interests?

■Having made a compelling case for change, do the dissident’s nominees appear better aligned with long-term shareholder interests relative to the company’s nominees?

Pillar II: Board Oversight of Strategy and Risk

Boards are responsible for effective oversight and governance of their companies’ most relevant and material risks and for governance of their companies’ long-term strategy. Boards should take a thorough, integrated, thoughtful approach to identifying, quantifying, mitigating, and disclosing risks that have the potential to affect shareholder returns over the long term. Boards should communicate their approach to risk oversight to shareholders through their normal course of business.

Capitalization

■Increase in authorized common stock. Increases in authorized common stock will generally be supported if the proposed increase represents potential dilution less than or equal to 100%. Increases of more than 100% dilution may be supported if the increase is to be used for a stock split.

■Reverse stock split. Reverse splits of outstanding shares will generally be supported if the number of shares authorized is proportionately reduced and the difference in reduction results in dilution equal to or less than 100%. Regardless of the level of dilution, reverse splits will generally be supported if necessary for the company to remain listed on its current exchange.

■Decrease in outstanding shares to reduce costs. Proposals to reduce outstanding shares to reduce costs will generally be supported if the level at which affected investors are cashed out is not material.

■Amendment of authorized common stock/preferred stock. Proposals to create, amend, or issue common or preferred stock will generally be supported unless the rights of the issuance are materially different from the rights of current shareholders (i.e., differential voting rights) or they include a blank-check provision. Proposals to create such stock will generally be opposed if the accompanying disclosure does not include a statement affirming that the new issuance will not be used for anti-takeover purposes.

■Tracking stock. Issuance of tracking stock as a dividend to current shareholders will generally be supported. Proposals to offer tracking stock through an initial public offering will be supported case by case based on the proposed use of the proceeds, as will proposals calling for the elimination of tracking stock.

Mergers, Acquisitions, and Financial Transactions

Transactions are assessed based on the likelihood that they will preserve or create long-term returns for shareholders. All mergers, acquisitions, and financial transactions will be considered case by case based on a governance-centric evaluation focused on four key areas:

■Valuation

■Does the consideration provided in the transaction appear consistent with other similar transactions (adjusting for size, sector, scope, etc.)?

■Rationale

■Has the board sufficiently articulated how this transaction is aligned with the company’s long-term shareholder returns?

■Board oversight of the deal process

■Has the board provided sufficient evidence of the rigor of the evaluation process? This could include disclosures such as an independent valuation report or fairness opinion, a discussion of the board’s process for evaluating alternative opportunities, management incentives, or other relevant disclosures.

■How did the board manage any potential conflicts of interest among the parties to the transaction?

■The surviving entity’s governance profile

■Are shareholders’ interests sufficiently protected in any surviving entities (in noncash transactions)?

Bankruptcy Proceedings

All proposals related to bankruptcy proceedings will be evaluated case by case. When evaluating proposals to restructure or liquidate a firm, factors such as the financial prospects of the firm, alternative options, and management incentives will be considered.

Environmental/Social Proposals

Each proposal will be evaluated on its merits and in the context that a company’s board has responsibility for providing effective oversight of strategy and risk management. This oversight includes material sector- and company-specific risks and opportunities that have the potential to affect long-term shareholder returns. While each proposal will be assessed on its merits and in the context of a company’s public disclosures, vote analysis will also consider these proposals relative to market norms or widely accepted frameworks. Support may be recommended for a shareholder proposal that:

■Addresses a shortcoming in the company’s current disclosure relative to market norms or to widely accepted investor-oriented frameworks (e.g., the International Sustainability Standards Board (ISSB));

■Reflects an industry-specific, financial materiality-driven approach; and

■Is not overly prescriptive, such as by dictating company strategy or day-to-day operations, time frame, cost, or other matters.

Each of the Funds adopting this policy is a passive investor whose role is not to dictate company strategy or interfere with a company’s day-to-day management. Fulsome disclosure of material risks to long-term shareholder returns by companies is beneficial to the public markets to inform the company’s valuation. Clear, comparable, consistent, and accurate disclosure enables shareholders to understand the strength of a board’s risk oversight. Furthermore, shareholders typically do not have sufficient information about specific business strategies to propose specific operational targets or environmental or social policies for a company, which is a responsibility that resides with management and the board. As such, support is more likely for proposals seeking disclosure of such risks where material and/or for the company’s policies and practices to manage such risks over time.

Independent Auditors

■Ratification of management’s proposed independent auditor. Support will generally be recommended for an independent audit committee’s auditor selection absent material misstatement of financials (or other significant concerns about the integrity of the company’s financial statements) or the payment of excessive fees to the independent auditor beyond audit and audit-related services in prior years. The ratification of independent auditors will be considered case by case when there is a material misstatement of financials or other significant concern about the integrity of the company’s financial statements. Votes against the ratification of auditors may be recommended when tax-related and all other fees exceed the audit and audit-related fees, unless the company’s disclosure makes clear that the non-audit fees are for services that do not impair auditor independence.

■Rotations of auditing firms. Proposals mandating independent auditor rotation will be considered case by case.

■Requirement for a shareholder vote. Shareholder proposals that require companies to submit ratification of independent auditors to a shareholder vote will generally be supported.

Pillar III: Executive pay

Compensation policies linked to long-term relative performance are fundamental drivers of sustainable, long-term investment returns for a company’s investors. Providing effective disclosure of compensation policies, their alignment with company performance, and their outcomes is crucial to giving shareholders confidence in the link between executives’ incentives and rewards and the long-term returns for shareholders.

Advisory Votes on Executive Compensation (Say on Pay)

Because norms and expectations vary by industry type, company size, company age, and geographic location, the following guidelines illustrate elements of effective executive compensation plans and are not a one-size-fits-all tool. Considerations when evaluating executive pay fall into three broad categories:

■Alignment of pay and performance. Company disclosure should include evidence of clear alignment between pay outcomes and company performance. This is mainly assessed through alignment of incentive targets with strategy set by the company and analysis of three-year total shareholder return and realized pay over the same period versus a relevant set of peer companies. If there are concerns that pay and performance are not aligned, votes against a pay-related proposal may be considered.

■Compensation plan structure. Plan structures should be aligned with the company’s stated long- term strategy and should support pay-for-performance alignment. Where a plan includes structural issues that have led to, or could in the future lead to, pay-for-performance misalignment, votes against a pay-related proposal may be considered. For compensation structures that are not typical of a market, companies should consider specific disclosure demonstrating how the structure supports long-term returns for shareholders.

■Governance of compensation plans. Boards should articulate a clear philosophy on executive pay, utilize robust processes to evaluate and evolve executive pay plans, and implement executive pay plans responsive to shareholder feedback over time. Boards should also explain these matters to shareholders via company disclosures. Where pay-related proposals consistently receive low support, boards should demonstrate consideration of shareholder concerns.

Executive compensation proposals (including Say on Pay, compensation reports, and compensation policies) will be evaluated case by case. Support is more likely for proposals and plans aligned with long-term shareholder returns. Those that reflect improvements in compensation practices in the interests of long-term shareholder returns may be supported, even if the proposals are not perfectly aligned with all these guidelines.

Without being prescriptive as to the exact structure of a compensation plan, structures and processes that can reasonably be expected to align pay and performance over time are more likely to be supported. Such structures may include a meaningful portion of equity vesting on performance criteria, strategically aligned performance metrics set to rigorous goals, and clear disclosure of the program and outcomes enabling shareholders to understand the connection to long-term shareholder returns, among other factors. When compensation committees choose to include nonfinancial metrics (such as environmental, social, and governance (ESG) metrics), they should have the same rigor, disclosure, and alignment with key strategic goals, material risks, and shareholder returns as other metrics.

The following situations are among those that raise a higher level of concern related to a compensation plan:

■Pay outcomes are significantly higher than those of peers but total shareholder return is well below that of peers.

■The long-term plan makes up less than 50% of total pay.

■The long-term plan has a performance period of less than three years.

■Plan targets are reset or retested or are not rigorous.

■The target for total pay is set above the peer-group median.

■The following situations are among those that raise warning signs, or a moderate level of concern:

■The company’s disclosed peer group used to benchmark pay is not comparably aligned with the company in size or sector.

■The plan uses absolute metrics only.

■The plan allows for positive discretion only.

■The company uses one-time (e.g., retention) awards.

■The disclosure related to plan structure or payout is limited.

Where these warning signs exist, elements of strong compensation governance, such as board responsiveness and disclosure that includes data, rationale, and alternatives considered, can sometimes serve to mitigate these concerns.

Say on Pay Frequency

Votes will generally be recommended for annual Say on Pay frequency (as opposed to a vote every two or three years).

Additional Executive Pay Matters

Severance packages/golden parachutes. Proposals to approve severance packages (or “golden parachutes”) will generally be supported unless they are excessive or unreasonable (i.e., cash severance payments that total more than

2.99times salary plus targeted bonus and/or have single trigger cash or equity payments). New or renewed severance agreements that provide excessive or unreasonable severance should be submitted to shareholders for approval. If a company’s current severance arrangements are deemed excessive or unreasonable, shareholder proposals requiring that future golden parachutes be put to a vote, provided that ratification after the fact is permitted, may be supported.

Proposals to approve Say on Severance will generally be supported unless they are excessive or unreasonable.

Shareholder proposals on pay for superior performance. Shareholder proposals that call for companies to set standards that require pay for superior performance will generally not be supported, particularly when the proposal calls for specific performance standards.

Adopting, Amending, and/or Adding Shares to Equity Compensation Plans

Appropriately designed stock-based compensation plans, administered by an independent board committee and approved by shareholders, can be an effective way to align the interests of management, employees, and directors with long-term shareholder returns.

Compensation plan proposals will be considered case by case. A plan or proposal will be evaluated in the context of several factors to determine whether it balances the interests of employees and the company’s other shareholders.

These factors include the industry in which a company operates, market capitalization, and competitors for talent. Support is more likely for a proposal in circumstances that include the following:

■Senior executives must hold a minimum amount of company stock (frequently expressed as a multiple of salary).

■Stock acquired through equity awards must be held for a certain period.

■The program includes performance-vesting awards, indexed options, or other performance-linked grants.

■Concentration of equity grants to senior executives is limited.

■Stock-based compensation is clearly used as a substitute for cash in delivering market-competitive total pay.

■Votes against a proposal are more likely in circumstances that include the following:

■Total potential dilution (including all stock-based plans) exceeds 20% of shares outstanding.

■Annual equity grants have exceeded 4% of shares outstanding.

■The plan permits repricing or replacement of options without shareholder approval.

■The plan provides for the issuance of reload options.

■The plan contains an automatic share replenishment (“evergreen”) feature.

Additional Employee Compensation Matters

Repricing or replacing underwater options. Support is more likely for proposals to reprice or exchange stock options that meet the following three considerations:

■Value neutrality. An exchange/repricing proposal should be value-neutral.

■Exclusion of executive and director participation. Executives and directors should not participate in an exchange or repricing. If they do, the board should clearly state why the program is necessary to retain and provide incentives to executives and directors for the benefit of long-term shareholder returns.

■Additional vesting requirements. New shares granted in an exchange should vest no earlier than the vesting date of the shares for which they were exchanged, and preferably later.

Granting stock options. Management proposals to grant one-time stock options may be opposed if dilution limits are exceeded. Other proposals will be evaluated case by case.

Adopting deferred compensation plan. Proposals to adopt a deferred compensation plan will generally be supported unless the plan includes discounts.

Adopting or adding shares to an employee stock purchase plan. Proposals to adopt or add shares to employee stock purchase plans will generally be supported unless they allow employees to purchase shares at a price less than 85% of fair market value.

Amending a 401(k) plan to allow excess benefits. Proposals to amend a 401(k) plan to allow for excess benefits will generally be supported.

Nonemployee Director Compensation

Proposals to adopt or amend nonexecutive director equity compensation plans, including stock award plans, will be evaluated case by case. Considerations include potential dilution, the size of the plan relative to employee equity compensation plans, annual grants made to nonemployee directors, and total director compensation relative to market norms.

Nonemployee director equity compensation plans that allow for repricing, those that contain an evergreen feature (automatic renewal), and nonemployee director pensions will generally be opposed.

All other proposals for nonemployee director compensation will be considered case by case.

Pillar IV: Shareholder Rights

The Funds believe that companies should adopt governance practices to ensure that boards and management serve in the best interests of the shareholders they represent. Such governance practices safeguard and support foundational rights for shareholders. Proposals on many of the following matters may be submitted by either company management or shareholders; proposals—irrespective of the proponent—that seek approval for governance structures that safeguard shareholder rights will generally be supported (and those that do not will generally be opposed) as described below.

Board Structure and Director Elections

The Funds believe that each company’s board is generally best positioned to fill director vacancies (subject to shareholder ratification at the next annual meeting) and to set the board’s size, tenure, and other structural provisions, so long as any such provision does not serve as an anti-takeover measure.

Classified (“staggered”) boards. Votes will generally be recommended for proposals to declassify a current board and against proposals to create a classified board.

Cumulative voting. Votes will generally be recommended for management proposals to eliminate cumulative voting and against management or shareholder proposals to adopt cumulative voting.

Majority voting. If the company has plurality voting, votes will generally be recommended for shareholder proposals that require a majority vote for election of directors. Votes will also generally be recommended for management proposals to implement majority voting for election of directors. Votes may be recommended against shareholder proposals that require a majority vote for election of directors if the company has a director resignation policy under which a nominee who fails to get a majority of votes is required to resign.

Approval to fill board vacancies without shareholder approval. Votes will generally be recommended for management proposals to allow the directors to fill vacancies on the board if the company requires a majority vote for the election of directors and the board is not classified. Votes will generally be recommended against management proposals to allow directors to fill vacancies on a classified board.

Board authority to set board size. Votes will generally be recommended for management proposals to set the board at a specific size or designate a reasonable range to provide flexibility. However, the anti-takeover effects of such proposals will be considered, particularly in the context of a hostile takeover offer or board contest. Votes will generally be recommended against management proposals to give the board the authority to set the size of the board without shareholder approval at a future time.

Term limits for outside directors. Votes will generally be recommended for management proposals to limit terms of outside directors and against shareholder proposals to limit such terms.

Shareholder Access

Management and shareholder proposals to adopt proxy access will be considered case by case. Generally, votes will be recommended for proposals permitting a shareholder or a group of shareholders (which should not be limited to fewer than 20) representing ownership and holdings thresholds of at least 3% of a company’s outstanding shares for three years to nominate up to 20% of the seats on the board. Any cap on the number of shareholders that can aggregate to satisfy the 3% outstanding share threshold should not be lower than 20.

Shareholder proposals that have differing thresholds will be considered if the company has not adopted any proxy access provision and does not intend to do so.

Additional Share Classes

The Funds believe that the alignment of voting and economic interests is a foundation of good governance. As such, companies issuing, or proposing to issue, more than one class of stock with different classes carrying different voting rights should bear in mind many investors’ “one-share, one-vote” philosophy, while not hindering public capital formation in the equity markets. Furthermore, a newly public, dual-class company should consider adopting a sunset provision that would move the company toward a one-share, one-vote structure over time.

Proposals relating to the introduction of additional share classes with differential voting rights and proposals relating to the elimination of dual-class share structures with differential voting rights will be evaluated case by case.

Defensive Structures

All situations involving defensive structures are reviewed holistically and on a case-by-case basis as facts and circumstances vary widely across issuers and over time.

Shareholder rights plans/poison pills. Votes will generally be recommended against the adoption of poison pill proposals and for shareholder proposals to rescind poison pills, unless company-specific circumstances require that the board and management be provided reasonable time and protection in order to guide the company’s strategy without excessive short-term distractions. This analysis would typically require engagements with both the company and the acquirer/activist to understand the proposal.

■Structures and practices that are short-term in nature (typically terms of one year or less) will generally be supported.

■Shareholder ratification of such plans at the next practicable annual meeting and at each subsequent annual meeting while the plan is in place are preferred. In cases where this is not the practice, a shareholder proposal to adopt such practice may be supported.

■Votes will generally be recommended for net operating loss (NOL) poison pills and proposals to amend securities transfer restrictions that are intended to preserve net operating losses that would be lost as a result of a change in control, as long as the NOLs exist, and the provision sets forth a five-year sunset provision.

Consideration of other stakeholder interests. Management proposals to expand or clarify the authority of the board of directors to consider factors outside the interests of shareholders will be evaluated case by case.

Other anti-takeover provisions. In general, votes will be recommended for proposals to create anti-greenmail provisions and eliminate fair price provisions. Votes may be recommended for shareholder proposals to opt out of anti-takeover provisions in state corporation laws where that is allowed.

Voting Requirements

Absent regulatory requirements, the Funds believe that material matters subject to shareholder approval should require support from no more than a majority of the company’s shares outstanding. As such, votes will generally be recommended against proposals to adopt supermajority vote requirements and for proposals to reduce or eliminate such requirements.

Special Meetings and Written Consent

If a company does not provide shareholders the right to call a special meeting, votes will generally be recommended for management proposals to establish that right. Votes will also generally be recommended for shareholder proposals to establish this right, as long as the ownership threshold for shareholders to have the right to call a special meeting is not below 10% of current shares outstanding.

If a company already provides shareholders the right to call a special meeting at a threshold of 25% or lower, votes will generally be recommended:

■Against management proposals to increase the ownership threshold above 25%.

■Against shareholder proposals to lower the ownership threshold below the current threshold.

Management proposals to establish the right to act by majority written consent will generally be supported, as will shareholder proposals to adopt this right if shareholders do not have the right to call a special meeting.

Advance Notice of Shareholder Proposals

Votes will generally be recommended for management proposals to adopt advance notice requirements if the provision provides for notice of a minimum of 30 days and a maximum of 120 days before the meeting date and a submission window of at least 30 days prior to the deadline, and reasonable disclosure and ownership requirements that are not overly restrictive or burdensome for shareholders.

Bylaws Amendment Procedures

Votes will generally be recommended against management proposals that give the board the exclusive authority to amend the bylaws.

Change of Company Name

Votes will generally be recommended for proposals to change the company name unless evidence shows that the change would hurt shareholder returns.

Reincorporation

Management proposals to reincorporate to another domicile will be evaluated case by case based on the relative costs and benefits to both the company and shareholders. Considerations include the reasons for the relocation and the differences in regulation, governance, shareholder rights, and potential benefits.

Votes will generally be recommended against shareholder proposals to reincorporate from one domicile to another.

Exclusive Forum/Exclusive Jurisdiction

Management proposals to adopt an exclusive forum provision will be evaluated case by case. Considerations include the reasons for the proposal, regulations, governance, and shareholder rights available in the applicable jurisdiction, and the breadth of the application of the bylaw.

Companies will generally be given latitude on organizational matters and proposals to designate state courts in a company’s state of incorporation or principal place of business will generally be supported. Any such choice of a state or federal court should generally be broad-based, rather than limited to a specific court within a state.

Shareholder Meeting Rules and Procedures

Quorum requirements. Votes will generally be recommended against proposals that would decrease quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling arguments to support such a decrease.

Other such matters that may come before the meeting. Votes will generally be recommended against proposals to approve other such matters that may come before the meeting.

Adjournment of a meeting to solicit more votes. In general, votes will be recommended for proposals to adjourn the meeting if the proposals in question are being supported and against such proposals if they are being opposed.

Bundled proposals. Bundled management proposals will be evaluated case by case.

Change in date, time, or location of annual general meeting. Votes will generally be recommended for management proposals to change the date, time, or location of the annual meeting if the proposed changes are reasonable.

Hybrid/virtual meetings. Votes will generally be recommended for proposals seeking permission to conduct “hybrid” meetings (in which shareholders can attend a meeting of the company in person or elect to participate online). Proposals to conduct “virtual-only” meetings (held entirely through online participation with no corresponding in-person meeting) may be supported. Virtual meetings should be designed by a company so as not to curtail shareholder rights—e.g., by limiting the ability for shareholders to ask questions.

APPENDIX B
Proxy Voting Under Vanguard Investor Choice
Vanguard Trust	Vanguard Fund
Vanguard Index Funds	Vanguard 500 Index Fund
Vanguard Index Funds	Vanguard Extended Market Index Fund
Vanguard Index Funds	Vanguard Growth Index Fund
Vanguard Index Funds	Vanguard Large-Cap Index Fund
Vanguard Index Funds	Vanguard Mid-Cap Index Fund
Vanguard Index Funds	Vanguard Value Index Fund
Vanguard Institutional Index Funds	Vanguard Institutional Index Fund
Vanguard Specialized Funds	Vanguard Dividend Appreciation Index Fund
Vanguard Tax-Managed Funds	Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Funds	Vanguard Tax-Managed Small-Cap Fund
Vanguard Whitehall Funds	Vanguard High Dividend Yield Index Fund
Vanguard Scottsdale Funds	Vanguard Russell 1000 Index Fund
Vanguard Admiral Funds	Vanguard S&P 500 Growth Index Fund
Vanguard Admiral Funds	Vanguard S&P 500 Value Index Fund
Vanguard Admiral Funds	Vanguard S&P Mid-Cap 400 Index Fund
Vanguard Admiral Funds	Vanguard S&P Mid-Cap 400 Growth Index Fund
Vanguard Admiral Funds	Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard Admiral Funds	Vanguard S&P Mid-Cap 600 Index Fund
Vanguard Admiral Funds	Vanguard S&P Mid-Cap 600 Growth Index Fund
Vanguard Admiral Funds	Vanguard S&P Mid-Cap 600 Value Index Fund
Vanguard World Fund	Vanguard ESG U.S. Stock ETF
Vanguard World Fund	Vanguard Mega Cap Index Fund
Vanguard World Fund	Vanguard Energy Index Fund
Vanguard World Fund	Vanguard Materials Index Fund
Vanguard World Fund	Vanguard Industrials Index Fund
Vanguard World Fund	Vanguard Consumer Discretionary Index Fund
Vanguard World Fund	Vanguard Consumer Staples Index Fund
Vanguard World Fund	Vanguard Health Care Index Fund
Vanguard World Fund	Vanguard Financials Index Fund
Vanguard World Fund	Vanguard Information Technology Index Fund
Vanguard World Fund	Vanguard Communication Services Index Fund
Vanguard World Fund	Vanguard Utilities Index Fund

As approved by the boards of trustees of the above-listed Vanguard trusts (the Boards), Vanguard Investor Choice (Investor Choice) is offered as a program in the above-listed Vanguard funds (Participating Funds). With Investor Choice, shareholders of Participating Funds may choose from among a number of different proxy voting policies through which they may direct how their pro-rata ownership interest in Participating Funds, as of the record date of each portfolio company shareholder meeting within such Participating Funds that occurs after the shareholder has selected a proxy voting policy, will vote on proposals presented for a vote at those shareholder meetings. Certain portfolio company meetings may be excluded as a result of operational issues or other infrequent events where it is determined, based on the facts and circumstances known to Vanguard at the time of the vote, that it is in the best interests of a Participating Fund and its shareholders to apply a consistent vote to all of the Participating Fund’s shares at a particular meeting, including instances where it is necessary to preserve a Participating Fund’s rights.

If you hold shares of a Participating Fund in a Vanguard account, you may participate directly through your Vanguard account. If you hold shares of a Participating Fund outside of a Vanguard account, you may select a policy by visiting proxyvote.com to verify that you are a Participating Fund shareholder. If you hold shares of a Participating Fund outside of a Vanguard account and Broadridge Financial Solutions (Broadridge) has your contact information and information regarding your pro-rata ownership interest in a Participating Fund, you may receive a communication accompanying the semiannual shareholder reports for each Participating Fund for which you hold shares. These communications will contain an invitation and an embedded link that will enable you to select a proxy voting policy.

If you hold shares of a Participating Fund and do not select a proxy voting policy, the proportionate share of your holdings in the Participating Fund will continue to be voted in accordance with the relevant Fund Proxy Policy (see Overview of Proxy Voting Policies for Participating Funds below). As a Participating Fund shareholder, you may change your proxy voting policy selection. You should expect a reasonable delay after any selection is made before it is implemented.

Overview of Proxy Voting Policies for Participating Funds

There are five proxy voting policies that reflect a range of defined proxy voting approaches from which Participating Fund shareholders may choose. The five proxy voting policies are: (i) a Company Board-Aligned Policy; (ii) a third-party policy provided by Egan-Jones Proxy Services (Egan-Jones Wealth-Focused Policy); (iii) a third-party policy provided by Glass Lewis & Co., LLC (Glass Lewis ESG Policy); (iv) a Mirror Voting Policy; and (v) the Fund Proxy Policy for either VCM or VPM Funds, as appropriate, which has been adopted by the trustees of the relevant Vanguard fund and will be administered by the relevant Investment Stewardship Team (the VCM Investment Stewardship Team or the VPM Investment Stewardship Team, as appropriate).

If a proxy voting policy becomes unavailable, the pro-rata ownership position of any Participating Fund shareholders who have selected such policy will be voted in accordance with the relevant Fund Proxy Policy. In addition, the Boards may determine it is in the best interests of Participating Fund shareholders to use a different provider for a proxy voting policy that is substantially the same as one of the policies described below.

■Company Board-Aligned Policy. The pro-rata ownership position of Participating Fund shareholders that select the Company Board-Aligned Policy will be voted in accordance with the recommendations on each proposal made by the portfolio company’s board of directors pursuant to the board’s own fiduciary duty to act in the best interest of the company’s shareholders. In the absence of a recommendation from the portfolio company’s board on a specific proposal, the Participating Fund will cast an ABSTAIN vote on that shareholder’s behalf.

■Egan-Jones Wealth-Focused Policy: The pro-rata ownership position of Participating Fund shareholders that select the Egan-Jones Wealth-Focused Policy will be voted according to proxy voting recommendations from Egan-Jones Proxy Services, a third-party proxy advisor, that is based on the belief, as described by Egan-Jones, that maximizing shareholder value should be the primary focus of corporate governance and management decisions, without being influenced by political or social agendas. This policy by rule rejects proposals based on environmental, social, or political considerations unless they directly contribute to revenue generation at the company receiving the proposal.

This description is qualified in its entirety by reference to the full text of the Egan-Jones Wealth-Focused Policy, which is included below, and details common items to be voted on by shareholders at company meetings, and the criteria used under the policy to analyze such proposals and determine a recommendation.

■Glass Lewis ESG Policy: The pro-rata ownership position of Participating Fund shareholders that select the Glass Lewis ESG Policy will be voted according to proxy voting recommendations from Glass Lewis & Co., LLC, a third-party proxy advisor, that is based on the belief, as described by Glass Lewis, that enhanced disclosures of company policies and practices related to certain environmental, social, and/or governance issues could mitigate company risks and create operational opportunities.

This description is qualified in its entirety by reference to the full text of the Glass Lewis ESG Policy, which is included below, and details common items to be voted on by shareholders at company meetings, and the criteria used under the policy to analyze such proposals and determine a recommendation.

■Mirror Voting Policy: The pro-rata ownership position of Participating Fund shareholders that select the Mirror Voting Policy will be voted in approximately the same proportions as votes cast for the meeting by other shareholders of the security. In instances where proportionate voting cannot be reasonably executed due to operational considerations or other issues, inclusive of meetings at which the election of directors is contested, the Participating Fund will leave your proportionate share unvoted.

The proportionate votes will be based on the votes that have been cast by beneficial owners of a portfolio security in

Broadridge’s network generally as of the day prior to the applicable meeting and, as such, will not reflect all votes that are ultimately cast at the meeting.

■Fund Proxy Policy: See the relevant Fund Proxy Policy, which is included in Appendix A of the Statement of Additional Information for each Participating Fund above.

Retention of Policy Selections for Participating Funds

The policy selections of Participating Fund shareholders that make a policy selection will be retained and may be applied to any future funds participating in Investor Choice that are held by such Participating Fund shareholder within any account where such shareholder is a primary or joint account holder or trustee, so long as such policy selection is still available or a substantially similar policy is approved by the Boards and is included as a policy option.

Additional Proxy Policies for Participating Funds

Company Board-Aligned Policy

Under this policy, proportionate positions will be voted in accordance with the recommendations on each proposal made by the portfolio company’s board of directors pursuant to the board’s own fiduciary duty to act in the best interest of the company’s shareholders. In the absence of a recommendation from the portfolio company’s board on a specific proposal, the Participating Fund will cast ABSTAIN votes on the shareholder’s behalf.

Wealth-Focused Policy Overview

Effective for shareholder meetings held on or after March 1, 2026 Published December 12, 2025

Wealth-Focused Policy Overview

I. Wealth-Focused Policy Overview

Recommendations are based only on protecting and enhancing investor wealth.

Unlike conventional ESG frameworks that impose uniform governance and sustainability standards, this policy’s guiding philosophy is to allow management the freedom to manage, while holding directors accountable for poor returns to shareholders. The policy is not a "board- aligned" policy because directors with poor impact on shareholder returns will be opposed.

Restrictive governance and environmental protection proposals are generally opposed. Proposals promoting diversity, equity, and inclusion are also opposed. Exceptions only exist when proposals are directly tailored to revenue generation.

Director elections

The Wealth-Focused Policy generally supports nominees with a record of responsible leadership, including attending at least 75% of board and committee meetings. Additionally, the TSR of the Company over the director’s tenure is a primary consideration.

Director and executive compensation

The Wealth-Focused Policy supports compensation packages that are in alignment with total shareholder returns. Higher compensation packages are supported if significant shareholder returns have also been delivered.

Governance

The Wealth-Focused Policy generally supports removing board governance restrictions such as splitting CEO and chairman roles, term limits, and area expertise. Likewise, the Wealth-Focused Policy would generally oppose proposals for greater restrictions. The goal is to avoid excluding qualified board members who could drive shareholder returns.

Corporate operations (including human resources, health, safety, and environment)

The Wealth-Focused Policy generally rejects proposals to restrict the operations of the company, including with regards to hiring practices, environmental reporting, or political contributions. The goal is to rely on management and the board to effectively run the company’s operations. Poor shareholder returns due to operational failures will be considered during compensation votes and director elections.

Procedure

The Wealth-Focused Policy generally supports routine and procedural proposals such as those to tabulate proxy voting, elect a clerk, or approve the previous board's actions, so as to not be obstructive to standard practices.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 2

Wealth-Focused Policy Overview

Auditors

The Wealth-Focused Policy generally supports management’s proposed auditor, given that the auditor does not generate outsized non-audit or total audit fees from the company. The goal is to support independent auditors.

Shareholder rights

The Wealth-Focused Policy generally supports broader shareholder rights such as equal voting rights and requiring shareholder approval for bylaw amendments. However, the policy will generally oppose proposals that give shareholders the ability to request fundamental changes to the business operations of the company, such as restructuring. The goal is to allow management and the board to make key business decisions, while enabling shareholders to hold them accountable.

Mergers, acquisitions, and restructuring

The Wealth-Focused Policy supports proposals with a high probability of yielding outsized returns for investors. The fairness opinion by a qualified investment banker or advisor is carefully considered for these proposals.

Capitalization

The Wealth-Focused Policy generally supports managements’ recommendations on the capitalization of the company. The goal is to rely on the expertise of the CEO and CFO. Poor shareholder returns due to capitalization failures will be considered during compensation votes and director elections. Excessive dilution for compensation plans is not supported unless directly tied to shareholder returns.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 3

Wealth-Focused Policy Overview

II. Notable Recommendations

View recommendations of the Wealth-Focused Policy from prior meetings.

Phillips 66

Annual Meeting

May 21, 2025

Opposition Proposal: Election of Directors

Egan-Jones’ Wealth-Focused policy recommends FOR the Elliott Nominees, as we believe their election is in the best interests of the Company and its shareholders. Over the past five years, PSX’s total shareholder return (TSR) has lagged its refining and midstream peers as well as the broader market. Additionally, the Company’s substantial financial losses have been driven largely by elevated operating expenses, particularly in labor, maintenance, and energy. We agree with the dissidents that a strategic shift—refocusing on core assets, especially within the refining segment—is necessary to enhance performance and support long-term value creation.

Harley-Davidson, Inc.

Annual Meeting

May 14, 2025

Management Proposal: Election of Directors

Egan-Jones’ Wealth-Focused policy recommends WITHHOLDING votes from management’s nominees for this withhold campaign. Harley-Davidson yielded -11% returns for investors over the same five-year period in which total market returns were 94%. We therefore recommend withholding votes from three long-standing directors as well as the CEO who have overseen long-term sustained underperformance of the Company.

Tesla Inc.

Annual Meeting

November 6, 2025

Management Proposal: Approval of the 2025 CEO Performance Award

Egan-Jones’ Wealth-Focused policy recommends FOR this proposal. While the potential dilution from the 2025 CEO Performance Award is estimated at 12.75%, which exceeds our typical threshold of shareholder equity dilution, we believe an exception is warranted in this case due to the highly performance-based structure of the potential awards to Mr. Elon Musk and the lengthy period over which these shares will be granted. If the full number of shares is granted over the next 10 years, the annual depletion rate each year will only be approximately 1.3%. Additionally, the combination of performance conditions and time-based vesting requirements is designed to align Mr. Musk’s compensation with long-term shareholder value creation. If Mr. Musk meets the requirements for all twelve tranches of the CEO Performance Award, shareholders of Tesla will see an approximate 700% increase in the value of their stock within 10 years. Hence, we believe that the 2025 Performance CEO Award is aligned with shareholders’ interests.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 4

Wealth-Focused Policy Overview

AMC Entertainment Holdings, Inc.

Annual Meeting

December 10, 2025

Management Proposal: Advisory Vote to Approve Executive Compensation

Egan-Jones’ Wealth-Focused policy recommends AGAINST AMC Holdings’ say-on-pay proposal as we do not believe the compensation amount is in alignment with shareholders’ interests. Specifically, we review the total compensation of the highest paid NEO as compared to Company performance (as measured by TSR). In this case, the TSR during 2024 was -34.8% while the total compensation of the CEO was over $11 million.

Alphabet Inc.

Annual Meeting

June 6, 2025

Shareholder Proposal: Regarding an Enhanced Disclosure on Climate Goals

Egan-Jones’ Wealth-Focused policy recommends AGAINST this enhanced disclosure. Considering the Company already provides extensive disclosure regarding its climate strategy, goals, challenges, and risk-management processes in its annual Environmental Report, we believe that the shareholder proposal is redundant and will not create additional benefits or value for the shareholders.

Apple, Inc.

Annual Meeting

February 25, 2025

Shareholder Proposal: Report on Risks and Impacts of Charitable Giving

Egan-Jones’ Wealth-Focused policy recommends AGAINST this report. Apple already has a well-governed corporate donations program, including strict safeguards such as prohibiting the use of funds for lobbying or political campaigns. The company regularly discloses its charitable activities, making the requested additional report redundant and unlikely to provide meaningful shareholder benefit, while unnecessarily intruding into Apple’s ordinary business operations.

Amazon.com, Inc.

Annual Meeting

May 21, 2025

Shareholder Proposal: Audit Report on Warehouse Working Conditions

Egan-Jones’ Wealth-Focused policy recommends AGAINST. Considering Amazon has demonstrated a robust commitment to workplace safety, supported by measurable improvements in injury rates and extensive regulatory oversight, we believe that the proposed independent audit is unnecessary. Additionally, commissioning an audit could create legal and reputational risks by implying potential violations and providing a roadmap for future litigation, ultimately exposing shareholders to substantial long-term costs.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 5

Wealth-Focused Policy Overview

Comcast Corporation

Annual Meeting

June 18, 2025

Shareholder Proposal: Adopt Policy for an Independent Chairman

Egan-Jones’ Wealth-Focused policy recommends AGAINST. Egan-Jones’ Wealth-Focused policy recommends AGAINST because we believe that having an independent chairman is not a one-size-fits-all principle. We believe that the Board should have flexibility in determining a leadership structure that is conducive to the company’s goal of maximizing shareholder value.

International Business Machines Corp. (IBM)

Annual Meeting

April 29, 2025

Shareholder Proposal: Report on Hiring/Recruitment Discrimination

Egan-Jones’ Wealth-Focused policy recommends AGAINST because we believe that IBM already maintains transparent, legally compliant, and non-discriminatory hiring practices. As such, producing the requested report would be unnecessary, burdensome, and divert resources from more meaningful priorities.

Exxon Mobil Corporation

Annual Meeting

May 28, 2025

Management Proposal: Ratify the Appointment of Independent Auditor

Egan-Jones’ Wealth-Focused policy recommends FOR the ratification of PricewaterhouseCoopers LLP as auditors, as we believe that neither the audit fees for the most recent fiscal year nor the disciplinary actions taken against the firm over the past decade raise concerns about the auditor's integrity, professionalism, or independence.

Eli Lilly and Company

Annual Meeting

May 5, 2025

Management Proposal: Proposal to Amend the Company’s Articles of Incorporation to Eliminate Supermajority Voting Provisions

Egan-Jones’ Wealth-Focused policy recommends FOR the elimination of supermajority voting provisions in the Company’s Articles of Incorporation, as they grant disproportionate power to a minority of shareholders. Adopting a simple majority standard would ensure equal and fair representation for all shareholders and enable a more meaningful voting process.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 6

Wealth-Focused Policy Overview

Core Scientific, Inc.

Special Meeting

October 30, 2025

Management Proposal: Approval of the Agreement and Plan of Merger

Egan-Jones’ Wealth-Focused policy recommends AGAINST the merger of Core Scientific with CoreWeave. We believe that while the proposed merger may offer operational synergies, the terms of the transaction materially undervalue Core Scientific relative to its intrinsic potential and the stock price. Additionally, given the all-stock nature of the transaction and the volatile share price of CoreWeave, the transaction is highly risky for Core Scientific shareholders. Given the company’s strong fundamentals, long-term contracts, and clear growth trajectory as a standalone entity, we believe shareholders are better served by rejecting the current offer.

ProPhase Labs, Inc.

Annual Meeting

November 24, 2025

Management Proposal: Authorization for Amendment to Authorize Additional Shares

Egan-Jones’ Wealth-Focused policy recommends FOR the issuance of additional shares of common stock because we generally support proposals to issue more shares when the new proposed stock is less than 50% of total authorized shares of common stock, or when the increase is tied to a specific transaction or financing proposal or when the share pool was used up due to equity plans. The Company seeks to increase its authorized common stock to ensure sufficient unissued shares to satisfy obligations under its $3 million 20% OID senior secured promissory note and related July 2025 warrants. We believe this purpose is reasonable and therefore fair and advisable to shareholders.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 7

Wealth-Focused Policy Overview

III. Detailed vote recommendations

View recommendations per category and region.

Proposals by management | Accounting

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Accept an accounting	World		We generally recommend FOR because
irregularity			according to our policy, the financial statements
give a true and fair view of the financial position
of the Company for the recent fiscal year, and of
its financial performance and its cash flows for
the year then ended in accordance with the law.
Accept the financial	World	North America	We generally recommend FOR because
statements/statutory			according to our policy, the financial statements
report			give a true and fair view of the financial position
of the Company for the recent fiscal year, and of
its financial performance and its cash flows for
the year then ended in accordance with the law.
Approve a special	China, Western		We recommend FOR this Proposal, because
transactions financial	Europe, Latin		according to our policy, approving the special
report	America		transactions financial report ensures
transparency and gives shareholders a clear
overview of significant transactions, supporting
informed decision-making.
Receive the annual report	World	North America	We generally recommend FOR because
and accounts			according to our policy, the financial statements
give a true and fair view of the financial position
of the Company for the recent fiscal year, and of
its financial performance and its cash flows for
the year then ended in accordance with the law.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 8

Wealth-Focused Policy Overview

Proposals by management | Auditor

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Approve the discharge of	Western		We generally recommend FOR because after
the auditors	Europe		reviewing the auditor acts for the fiscal year that
has ended, we find it advisable to grant
discharge from liability to the auditors.
Ratify auditor AND director	World	United States	We generally recommend FOR the auditor when
remuneration			the non-audit fees do not make up a substantial
proportion of all fees the auditor is charging the
company and when the total audit fees are
reasonable given the company's size. The
purpose is to maintain some independence for
the auditor.
Ratify auditor appointment	Emerging &		We generally recommend FOR the auditor when
and remuneration	Frontier Asia-		the non-audit fees do not make up a substantial
	Pacific, Western		proportion of all fees the auditor is charging the
	Europe		company and when the total audit fees are
reasonable given the company's size. The
purpose is to maintain some independence for
the auditor.
Ratify the appointment of a	World		We recommend FOR this Proposal, because
non-statutory auditor			according to our policy, ratifying the
appointment of a non-statutory auditor
strengthens oversight and reinforces the
integrity of reporting.
Ratify the appointment of a	China, Western		We recommend FOR this Proposal, because
special transactions auditor	Europe, Latin		according to our policy, ratifying the
	America		appointment of a special transactions auditor
ensures independent review of significant
transactions and strengthens disclosure and
transparency.
Ratify the appointment of	World		We generally recommend FOR the auditor when
an auditor			the non-audit fees do not make up a substantial
proportion of all fees the auditor is charging the
company and when the total audit fees are
reasonable given the company's size. The
purpose is to maintain some independence for
the auditor.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 9

Wealth-Focused Policy Overview

Ratify the appointment of	Western	We recommend AGAINST this Proposal, because
statutory AND	Europe	according to our policy, ratifying the
sustainability auditors		appointment of statutory and sustainability
auditors may not directly align with the priorities
of shareholders, as the proposal emphasizes ESG
and non-financial reporting oversight rather
than measures that drive immediate financial
returns or shareholder value.
Remove the auditor	World	We generally recommend a vote FOR the
removal of the auditors whenever the Company
may deem it necessary to ensure auditor
independence and integrity.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 10

Wealth-Focused Policy Overview

Proposals by management | Capitalization

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Allot securities	Western		We generally recommend FOR because
	Europe		according to our policy, the allotment of shares
or securities will enable the Company to
capitalize on future business opportunities. This
flexibility provides the Company with the ability
to act promptly and strategically to business
decisions, ensuring it remains competitive and
well-positioned for long-term success.
Appropriate	World	North America	We recommend FOR this Proposal, because
profits/surplus/retained			according to our policy, allocating corporate
earnings			earnings through appropriate distribution of
profits, surplus, or retained earnings supports
shareholder interests and long-term value
creation.
Approve a share	Emerging &		We generally recommend a vote FOR because
repurchase plan	Frontier Asia-		according to our policy, the proposed share
	Pacific, Western		repurchase plan would grant the Company
	Europe		greater flexibility in managing its capital
structure. Furthermore, share repurchases are
widely regarded as an effective strategy for
enhancing shareholder value and financial
position of companies.
Approve a stock exchange	World		We generally recommend FOR because
listing			according to our policy, approval of the stock
exchange listing would create investment
opportunities for the Company and provide
greater liquidity while diversifying the risks
associated with it.
Approve a stock terms	World		This proposal is considered on a case-by-case
revision			basis by the guidelines committee.
Approve adjustment in the	Emerging &		We recommend FOR this Proposal, because
share repurchase price	Frontier Asia-		according to our policy, allocating corporate
	Pacific		earnings through appropriate distribution of
profits, surplus, or retained earnings supports
shareholder interests and long-term value
creation.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 11

Wealth-Focused Policy Overview

Approve capital	Emerging &		We recommend FOR this Proposal, because
utilization/cash	Frontier Asia-		according to our policy, the proposed capital or
management	Pacific		cash utilization enables the company to support
its strategic initiatives and efficiently finance its
operations.
Approve credit and/or debt	Emerging &		We recommend FOR this Proposal, because
financing	Frontier Asia-		according to our policy, approving credit or debt
	Pacific		financing provides the company with the
necessary capital to support strategic initiatives,
maintain liquidity, and ensure financial flexibility.
Approve dividends	World	North America	We generally recommend FOR this Proposal,
because according to our policy, the proposed
dividend distribution is financially prudent,
maintains sufficient liquidity, and supports
consistent shareholder returns.
Change share par value	World		We generally recommend FOR when the new
par value is less than or equal to old par value.

Conduct a stock split	World		We generally recommend FOR because
according to our policy, the proposed reverse
stock split would make the Company’s common
stock a more attractive and cost-effective
investment for many investors, thereby
enhancing the liquidity of current stockholders
and potentially broadening the investor base.
Distribute	World	North America	We generally recommend FOR because
profit/dividend/etc			according to our policy, the proposed
according to a sharing plan			distribution plan will not put the company´s
liquidity at risk.
Exchange debt for equity	World		We generally recommend a vote FOR because
according to our policy, the proposed exchange
of debt for equity would strengthen the
Company’s financial position by reducing its
liabilities, improving its balance sheet and
enhancing its creditworthiness.
Increase authorized shares	World	Brazil	We generally recommend FOR except when one
of the following conditions is met: 1) The new
proposed stock is >50% of total authorized
shares of common stock; 2) The increase is NOT
tied to a specific transaction or financing
proposal; and 3) The Share pool was NOT used
up due to equity plans.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 12

Wealth-Focused Policy Overview

Increase authorized shares	Brazil	We generally recommend FOR except when one
of the following conditions is met: 1) The
increase is NOT tied to a specific transaction or
financing proposal; and 2) The Share pool was
NOT used up due to equity plans.
Issue bonds	World	We generally recommend FOR because
according to our policy, approval of this proposal
will give the Company greater flexibility in
considering and planning for future corporate
needs, including, but not limited to, stock
dividends, grants under equity compensation
plans, stock splits, financings, potential strategic
transactions, including mergers, acquisitions,
and business combinations, as well as other
general corporate transactions.
Issue shares	World	We generally recommend FOR when there is a
purpose for the share issuance and when the
shareholder rights on the issued shares will not
be superior to outstanding shares.
Issue shares below NAV	World	We generally recommend FOR because
according to our policy, issuing shares below net
asset value (NAV) would provide the Fund with
flexibility in raising capital, reducing debt,
preventing insolvency, and funding strategic
acquisitions or growth opportunities. While it
typically leads to dilution, a discounted issuance
can be used in ways that may ultimately
enhance shareholder value, improve financial
stability, and position the company for long-term
success.
Issue shares upon exercise	World	We generally recommend FOR because
of warrants		according to our policy, the proposed issuance
of shares will provide the Company with a
source of capital to fund its corporate endeavors
and activities.
Re-price options	World	We generally recommend FOR re-pricing options
when external and uncontrollable market factors
caused the stock price to decrease.
Repurchase and/or cancel	Emerging &	We recommend FOR this Proposal because,
shares	Frontier Asia-	according to our policy, share
	Pacific, Western	repurchase/cancellation can enhance
Europe
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 13

Wealth-Focused Policy Overview

shareholder value and provide the company
with flexibility in managing its capital effectively.
Repurchase bonds	World	We recommend FOR this Proposal because,
according to our policy, repurchase of bonds
allows the company to manage its debt
efficiently, reduce interest expenses, and
optimize its capital structure, ultimately
supporting financial flexibility and long-term
shareholder value.
Create a new class of	World	We generally recommend FOR these proposals
shares		when the new class of shares to be created will
not have blank-check authority and will not have
superior voting rights to the existing class of
shares.
Reclassify/convert shares	World	We generally recommend FOR if the conversion
would provide equal rights to shareholders.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 14

Wealth-Focused Policy Overview

Proposals by management | Climate/Resources

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Approve the sustainability	Western		We generally recommend a vote AGAINST
auditor	Europe		because according to our policy, the
appointment of a separate sustainability auditor
is unwarranted, given that the Company already
integrates sustainability into its existing audit
process. The Company’s current approach
effectively addresses sustainability concerns
without the need for additional oversight.
Furthermore, approval of this proposal would
impose unnecessary costs and administrative
burdens, diverting resources from other critical
business priorities.
Approve the sustainability	Western		We generally recommend a vote AGAINST
report	Europe,		because, according to our policy, approval of this
	Australia		proposal would result in the Company incurring
unnecessary costs and expenses by duplicating
efforts that are already underway.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 15

Wealth-Focused Policy Overview

Proposals by management | Compensation

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Advise on executive	World		We generally recommend FOR when the total
compensation (say-on-pay)			compensation is reasonable considering the
company's performance as measured by change
in adjusted stock price.
Approve a stock	United States		We generally recommend FOR when the plan
compensation plan (non-			results in dilution of 10% or less and when the
SPAC)			average burn rate over the last three years is 3%
or less (or the company has been public for five
years or less).
Approve a stock	World	United States	We generally recommend FOR when the plan
compensation plan (non-			results in dilution of 10% or less.
SPAC)
Approve a stock	World		We recommend a vote AGAINST this proposal
compensation plan (SPAC)			because according to our policy, this proposal
would dilute shareholder value in this special
purpose acquisition company and is therefore
not in the shareholders' best interests. Because
the company is a SPAC, management is already
highly incentivized through founder shares and
warrants, and an incentive stock option plan
would be unnecessary and potentially excessive.
Approve an employee	World		We generally recommend FOR when the plan is
stock purchase plan			qualified under Section 423(c) or has dilution of
10% or less and when there is no evergreen
provision.
Approve an	Emerging &		This proposal is considered on a case-by-case
employment/management	Frontier Asia-		basis by the guidelines committee.
/severance/partnership	Pacific, Western
agreement	Europe
Approve bonuses	Western		We generally recommend FOR when the total
	Europe,		compensation is reasonable considering the
	Australia, Israel		company's performance as measured by change
in adjusted stock price.
Approve	Western		We generally recommend FOR because
executive/director/related	Europe		according to our policy, the related party
party transactions			transaction is advisable, substantively and
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 16

Wealth-Focused Policy Overview

procedurally fair to, and in the best interests of
the Company and its shareholders.

Approve future executive	Western	We generally recommend FOR when the
remuneration	Europe, Eastern	proposed compensation includes performance-
	Europe &	based metrics.
Central Asia,
Middle East &
North Africa
Approve other	World	This proposal is considered on a case-by-case
compensation		basis by the guidelines committee.

Approve the executive	Middle East &	We generally recommend FOR when the total
compensation policy	North Africa,	compensation is reasonable considering the
	Western	company's performance as measured by change
	Europe, Eastern	in adjusted stock price.
Europe &
Central Asia
Approve the non-executive	Emerging &	We recommend FOR this Proposal, because
directors' compensation	Frontier Asia-	according to our policy, the proposed non-
	Pacific, Western	executive directors’ compensation is
	Europe, Eastern	commensurate with their contributions and
	Europe &	supports the company in remaining competitive
	Central Asia	in attracting and retaining skilled board
members.
Decide the frequency of	World	We generally recommend an annual frequency
the executive		for the say-on-pay vote.
compensation vote
Reduce the legal reserve	Emerging &	We generally recommend FOR because
	Frontier Asia-	according to our policy, the proposed reduction
	Pacific, Western	of legal reserves is commensurate with the
	Europe,	Company’s current financial position and would
	Developed	strengthen its cashflow.
Asia-Pacific
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 17

Wealth-Focused Policy Overview

Proposals by management | Directors

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Allow for the removal of	World		We generally recommend AGAINST the proposal
directors only with cause			because according to our policy, directors should
be removed with or without cause. This level of
flexibility allows the Company to make
necessary changes to its leadership when
deemed appropriate. Allowing for the removal
of directors with or without cause ensures that
the Board can effectively address issues such as
performance concerns and maintain the best
interests of the Company and its shareholders.
Allow for the removal of	World		We generally recommend a vote FOR because
directors without cause			according to our policy, allowing shareholders to
remove a director without cause enhances
accountability and strengthens shareholder
rights. This provision empowers shareholders to
take action if they believe a director is not acting
in the best interests of the company, ensuring
greater transparency and governance.
Approve director	World		We generally recommend FOR because
indemnification			according to our policy, approval of director
indemnification would enable the Company to
provide a greater scope of protection to
directors in cases of litigations. Further, such a
provision would also help the Company to
attract, retain and motivate its directors whose
efforts are essential to the Company's success.
Approve director liability	World		We generally recommend FOR because
insurance			according to our policy, approval of director
liability insurance would enable the Company to
provide a greater scope of protection to
directors in cases of litigations. Further, such a
provision would also help the Company to
attract, retain and motivate its directors whose
efforts are essential to the Company's success.
Approve election and	Developed		We generally recommend FOR when the
remuneration for the	Asia-Pacific,		director(s) passes our election of director test
executive director(s)			and the executive compensation passes our test.
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Wealth-Focused Policy Overview

	Western	If any director or the executive compensation
	Europe	does not pass our tests, we will recommend
against the proposal.
Approve election and	Developed	We generally recommend FOR when the change
remuneration for the non-	Asia-Pacific,	in adjusted stock price over the director's tenure
executive director(s)	Western	is not poor (given that the director tenure is at
	Europe	least three years) and when the candidate
attended at least 75% of all board and
committee meetings.
Approve financial	Western	We generally recommend FOR because
statements and discharge	Europe, Eastern	according to our policy, the financial statements
directors	Europe &	give a true and fair view of the financial position
	Central Asia	of the Company for the recent fiscal year, and of
its financial performance and its cash flows for
the year then ended in accordance with the law.
Approve the directors'	Western	We generally recommend FOR because approval
report	Europe, Eastern	of the directors' report is in the best interests of
	Europe &	the Company and its shareholders.
Central Asia
Approve the discharge of	Western	We generally recommend FOR because
the board and president	Europe, Eastern	according to our policy, we find no breach of
	Europe &	fiduciary duty that compromised the Company
	Central Asia	and shareholders’ interests for the fiscal year
that has ended.
Approve the discharge of	Western	We generally recommend FOR because
the management board	Europe, Eastern	according to our policy, we find no breach of
	Europe &	fiduciary duty that compromised the Company
	Central Asia	and shareholders’ interests for the fiscal year
that has ended.
Approve the discharge of	Western	We generally recommend FOR because
the supervisory board	Europe, Eastern	according to our policy, we find no breach of
	Europe &	fiduciary duty that compromised the Company
	Central Asia	and shareholders’ interests for the fiscal year
that has ended.
Approve the previous	Western	We generally recommend FOR because
board's actions	Europe, Eastern	according to our policy, we find no breach of
	Europe &	fiduciary duty that compromised the Company
	Central Asia	and shareholders’ interests for the fiscal year
that has ended.
Approve the spill	Australia	We generally recommend FOR this resolution
resolution		when the company has failed our executive
compensation test.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 19
Wealth-Focused Policy Overview

Authorize exculpation of	World	We generally recommend a vote FOR because
officers (DGCL)		according to our policy, implementation of the
exculpation provision pursuant to Delaware Law
will enable the Company to attract, retain and
motivate its officers whose efforts are essential
to the Company's success. Additionally,
Delaware's exculpation law strikes a balanced
approach, offering protection to directors while
ensuring accountability for significant breaches
of their fiduciary duties.
Authorize the board to	Western	We generally recommend FOR because approval
execute legal formalities	Europe, Eastern	of the proposal is necessary in order to carry out
	Europe &	the legal formalities related to the meeting.
Central Asia,
Emerging &
Frontier Asia-
Pacific
Authorize the board to fill	World	We generally recommend FOR if the appointees
vacancies		will face a shareholder vote at the next annual
meeting.
Change the size of the	World	We generally recommend FOR if the board size
board of directors		is between 5 and 15.
Classify the board	World	We generally recommend AGAINST because
according to our policy, staggered terms for
directors increase the difficulty for shareholders
to make fundamental changes to the
composition and behavior of a board. We prefer
that the entire board of a company be elected
annually to provide appropriate responsiveness
to shareholders.
Declassify the board	World	We generally recommend FOR because
according to our policy, staggered terms for
directors increase the difficulty for shareholders
to make fundamental changes to the
composition and behavior of a board. We prefer
that the entire board of a company be elected
annually to provide appropriate responsiveness
to shareholders.
Delegate authority to a	Western	We generally recommend FOR because the
committee	Europe	delegation of authority to the committee is in
the best interests of the Company and its
shareholders.
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Wealth-Focused Policy Overview

Elect a company	Western		We generally recommend FOR because
clerk/secretary	Europe, Eastern		according to our policy, the nominee appears
	Europe &		qualified.
Central Asia
Elect a director to board	World		We generally recommend FOR when the change
in adjusted stock price over the director's tenure
is not poor (given that the director tenure is at
least three years) and when the candidate
attended at least 75% of all board and
committee meetings.
Elect a director to	World		We generally recommend FOR when the change
committee			in adjusted stock price over the director's tenure
is not poor (given that the director tenure is at
least three years) and when the candidate
attended at least 75% of all board and
committee meetings.
Elect directors and appoint	Western		We generally recommend FOR when the
the auditor	Europe		director(s) passes our election of director test
and the auditor passes our auditor ratification
test. If any director or the auditor does not pass
our tests, we will recommend against the
proposal.
Elect directors and fix the	Canada,		We generally recommend FOR when the change
number of directors	Western		in adjusted stock price over the director's tenure
	Europe		is not poor (given that the director tenure is at
least three years) and when the candidate
attended at least 75% of all board and
committee meetings.
Elect multiple directors to	World	United States,	We generally recommend FOR when each
the board		United	director passes our election of director test. If
		Kingdom	any director does not pass this test, we will
recommend against the proposal.
Eliminate the retirement	World		We generally recommend FOR this proposal
age requirement			because, in accordance with our policy, the
Company and its shareholders are in the best
position to determine the approach to corporate
governance, particularly board composition.
Imposing inflexible rules, such as age limits for
outside directors, does not necessarily correlate
with returns or benefits for shareholders. Similar
to arbitrary term limits, age limits could force
valuable directors off the board solely based on
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 21

Wealth-Focused Policy Overview

their age, potentially undermining the
effectiveness of the board.
Fix the number of directors	Canada,		We generally recommend FOR if the board size
	Western		is between 5 and 15.
Europe
Receive the directors'	World	North America	We generally recommend FOR because
report			according to our policy, the financial statements
give a true and fair view of the financial position
of the Company for the recent fiscal year, and of
its financial performance and its cash flows for
the year that has ended.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 22

Wealth-Focused Policy Overview

Proposals by management | Legal and compliance

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt an exclusive forum	World		We generally recommend FOR because
for disputes			according to our policy, having an exclusive
forum will allow the Company to address
disputes and litigations in an exclusive
jurisdiction, with familiarity of the law, and
reduce the administrative cost and burden
related to settlement.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 23

Wealth-Focused Policy Overview

Proposals by management | M&A / Structure

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt an anti-greenmail	World		We generally recommend FOR because
provision			according to our policy, the adoption of an anti-
greenmail provision will prevent the likelihood
of potential hostile takeover which could be
detrimental to the shareholders’ interests.
Advise on merger related	World		We generally recommend FOR when 1) the total
compensation			severance package doesn't exceed 3X the
previous year's CAP for the highest paid NEO.
Approve a joint venture	World		This proposal is considered on a case-by-case
agreement			basis by the guidelines committee.
Approve a liquidation plan	World		We generally recommend FOR if the following
conditions are met: the transaction is the best
strategic alternative for the company and the
appraisal value is fair.
Approve an anti-takeover	Australia		This proposal is considered on a case-by-case
measure(s)			basis by the guidelines committee.
Approve an extension	World		We generally recommend FOR when the trust
amendment proposal (for			deposit payment is not less than the previous
SPACs)			trust deposit payment.
Approve an M&A	World		This proposal is considered on a case-by-case
agreement (sale or			basis by the guidelines committee.
purchase)
Approve an M&A-related	World		This proposal is considered on a case-by-case
share issuance			basis by the guidelines committee.

Approve an opt-out plan	World		This proposal is considered on a case-by-case
basis by the guidelines committee.
Approve the restructuring	World		This proposal is considered on a case-by-case
plan			basis by the guidelines committee.

Change the domicile /	World		We generally recommend FOR because
jurisdiction of			according to our policy, changing the Company’s
incorporation			legal domicile is necessary to align the legal
structure of the Company in a manner that is
more consistent with their business objectives.
Proceed with bankruptcy	World		We generally recommend FOR because
according to our policy, approval of the
bankruptcy plan is the best available alternative
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 24

Wealth-Focused Policy Overview

in order for the Company to provide a
reasonable value for its shareholders.

Remove an antitakeover	World	We recommend FOR this Proposal, because,
provision(s)		according to our policy, the removal of the
antitakeover provision can increase shareholder
value by enhancing market responsiveness and
facilitating potential takeovers that may lead to
premium buyouts.
Ratify a poison pill	World	We generally recommend a vote FOR because
according to our policy, approval of the proposal
will acknowledge both the advantages and
inherent risks of implementing a shareholder
rights plan, or poison pill. While these plans can
deter hostile takeovers, they also carry the risk
of management entrenchment in some cases.
Ensuring that shareholders are given a voice on
the advisability of such a plan is crucial to
safeguarding the Company from these risks,
promoting transparency, and maintaining a
balance between protecting shareholder
interests and preventing potential misuse of the
plan.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 25

Wealth-Focused Policy Overview

Proposals by management | Meeting and Proxy Statement

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt notice and access	World		We generally recommend FOR because
provisions			according to our policy, approval of the notice
and access provision would provide
shareholders with sufficient disclosure and
ample time to make informed decisions
regarding the election of directors at
shareholder meetings. This provision ensures
that shareholders have the opportunity to
review relevant information regarding the
nominees, the Company's performance, and
other important matters, therefore enabling the
shareholders to participate meaningfully in the
governance process.
Approve administrative	World		We recommend FOR this Proposal, because
and/or procedural items			according to our policy, approving administrative
and procedural items related to the convening
of shareholder meetings ensures proper
organization, compliance with governance
requirements, and smooth conduct of
proceedings.
Change the	World		We generally recommend FOR because
location/date/time of a			according to our policy, the proposed change
shareholder meeting			will increase the likelihood of increased
attendance rate in meetings, not to mention the
benefits of flexibility and improved accessibility
to shareholders.
Indicate if you are a	Canada, Israel,		This test will indicate NO if the shareholder is
controlling shareholder or	Latin America		not a controlling shareholder and does not have
have a personal interest in			a personal interest in the approval of this
the proposal			proposal.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 26

Wealth-Focused Policy Overview

Proposals by management | Mutual Fund

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt an investment policy	World		We generally recommend FOR if the investment
strategy is cogent.
Approve the company as	World		This proposal is considered on a case-by-case
investment trust			basis by the guidelines committee.

Approve the fundamental	World		We generally recommend FOR because
investment objective			according to our policy, a fundamental
investment objective for funds will ensure that
any revision or matter related to the fund’s
activities will be brought up for shareholder
approval, thereby protecting their interests as
shareowners. By involving shareholders in key
decisions, the Company reinforces transparency,
accountability, and the protection of
shareholder value.
Approve the investment	World		We generally recommend FOR if the following
advisory agreement			conditions are met: the investment fees are
reasonable (3% or less) and the investment
strategy is cogent.
Approve the non-	World		We generally recommend AGAINST because
fundamental investment			according to our policy, a fundamental
objective			investment objective for funds will ensure that
any revision or matter related to the fund’s
activities will be brought up for shareholder
approval, thereby protecting their interests as
shareowners.
Approve the reorganization	World		This proposal is considered on a case-by-case
basis by the guidelines committee.

Approve the sub-	World		We generally recommend FOR sub-investment
investment advisory			advisory agreements when the sub-advisory
agreement			fees are paid by the primary adviser and the
investment strategy is cogent.
Change the fund's	World		We generally recommend AGAINST because
fundamental restriction to			according to our policy, approval of the proposal
non-fundamental			would increase the Fund’s exposure to
significant losses arising from investment in
high-risk assets. Moreover, contrary to a
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 27

Wealth-Focused Policy Overview

fundamental investment restriction, non-
fundamental investment restrictions are often
focused on short-term investing which is subject
to market volatility and fluctuations.
Convert the closed-end	World	We generally recommend FOR because
fund to an open-end fund		according to our policy, the conversion to an
open-end fund would provide for portfolio
diversification hence reducing the Company's
risk exposure, and at the same time providing
greater liquidity to its shareholders.
Issue/approve a 12b-1 plan	World	We generally recommend FOR because
(the distribution of funds		according to our policy, approval of the 12b-1
through intermediaries)		plan would enable the Fund to facilitate its
distribution and sale through various
intermediaries, which would be beneficial in
improving its asset position.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 28

Wealth-Focused Policy Overview

Proposals by management | Other

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Amend other	World		This proposal is considered on a case-by-case
articles/bylaws/charter			basis by the guidelines committee.
Appoint a rating agency	Western		We generally recommend FOR because the
	Europe, Eastern		appointment of the proposed rating agency is in
	Europe &		the best interests of the Company and its
	Central Asia,		shareholders.
Emerging &
Frontier Asia-
Pacific,
Developed
Asia-Pacific,
Latin America
Approve appointment of a	Middle East &		We recommend FOR this Proposal, because
(non-director) executive	North Africa,		according to our policy, approving the
	Western		appointment of the executive ensures the
	Europe, Eastern		company has the necessary management in
	Europe &		place to support operational continuity.
Central Asia
Approve company related-	Emerging &		We recommend FOR the proposed transaction
party transactions	Frontier Asia-		as we believe it will allow the company to
	Pacific,		execute on its operational and strategic
	Developed		objectives.
Asia-Pacific,
Western
Europe
Approve other company	World		This proposal is considered on a case-by-case
policies			basis by the guidelines committee.
Approve political &	United		We generally recommend FOR because
charitable contributions	Kingdom		according to our policy, it is necessary to allow
the Company to fund charitable and political
activities, which is in the best interests of
shareholders. Such contributions can enhance
the Company’s reputation, strengthen
stakeholder relationships, and support its
broader social and corporate responsibility
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 29

Wealth-Focused Policy Overview

goals, ultimately benefiting long-term
shareholder value.

Approve the appointment	World	We generally recommend FOR when the change
of a (director) executive		in adjusted stock price over the director's tenure
is not poor (given that the director tenure is at
least three years) and when the candidate
attended at least 75% of all board and
committee meetings.
Approve the company	World	We generally recommend FOR because
name change		according to our policy, the proposed name
change supports strategic changes that enhance
the Company’s business objectives.
Furthermore, the proposed name change will
more effectively reflect the Company's mission
and vision, thereby strengthening its marketing
and branding efforts and improving its overall
market positioning.
Approve the continuance	Canada	We generally recommend FOR because
of company		according to our policy, approval of this proposal
is in the best interests of the Company and its
shareholders.
Approve the convening of	Western	We generally recommend FOR because approval
the corporate assembly	Europe	of the convening of the corporate assembly or
shareholders' meeting is in the best interests of
the Company and its shareholders.
Approve the staking	World	We recommend FOR the Proposal, because
consideration		according to our policy, approving staking
consideration in blockchain networks enhances
yield by supporting network security and
transaction validation. This complies with
regulatory standards, reflecting responsible
digital asset management and industry best
practices.
Approve the staking fee	World	We recommend FOR approval of the staking fee,
because according to our policy, the fee helps
cover the Company’s operational costs
associated with staking activities. The fee aligns
with industry standards and ensures
transparency and fairness to clients in digital
asset staking services.
Attend to other business	World	We generally recommend FOR when the
company is domiciled in the US or Canada.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 30

Wealth-Focused Policy Overview

Ratify decisions made in	Western	We generally recommend FOR when the act is
the prior fiscal year	Europe, Eastern	related to routine matters such as the
	Europe &	distribution of dividends, release from liability,
	Central Asia	or decisions made in the fiscal year that has
ended.
Reimburse proxy contest	World	This proposal is considered on a case-by-case
expenses		basis by the guidelines committee.

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Wealth-Focused Policy Overview

Proposals by management | Shareholder Rights

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt an advanced notice	Canada		We generally recommend FOR when the policy
requirement			stipulates that nominations must be submitted
no later than 30-65 days before the annual
meeting and that nominations must be
submitted no earlier than 30-65 days prior to
the annual meeting.
Adopt an advanced notice	United States,		We generally recommend FOR when the policy
requirement	Australia		stipulates that nominations must be submitted
no later than 60-90 days prior to the annual
meeting and that nominations must be
submitted no earlier than 120-150 days prior to
the annual meeting.
Adopt, renew, or amend a	World		We generally recommend FOR if the proposed
shareholder rights plan			plan expands rights for shareholders.
Adopt/increase proxy	World		We generally recommend a vote AGAINST
access			because according to our policy, , the adoption
of a "proxy access" bylaw is not a universal
solution to allegations of unresponsiveness to
shareholder concerns. We believe that voting
decisions should be based on the governance
practices and performance of individual
companies. We believe that implementing this
bylaw could undermine the integrity of the
director election process.
Allow virtual-only	World		We generally recommend FOR because
shareholder meetings			according to our policy, virtual meetings will
increase the likelihood of an improved
attendance rate in meetings, not to mention the
benefits of flexibility, reducing costs and
improved accessibility.
Approve preemptive rights	Western		We generally recommend FOR because
	Europe		according to our policy, pre-emptive rights allow
shareholders to maintain their proportional
ownership in the Company in the event of new
share issuance, protecting their interests and
ensuring they are not diluted by future equity
offerings.
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Wealth-Focused Policy Overview

Eliminate preemptive rights	United	We generally recommend FOR because
	Kingdom	according to our policy, the elimination of pre-
emptive rights would provide the Company with
greater flexibility to finance business
opportunities and conduct a rights issue without
being restricted by the stringent requirements of
statutory pre-emption provisions.
Establish the right to call a	World	We generally recommend FOR if the proposal
special meeting		will strengthen shareholder rights (i.e. lower the
threshold required to call a special meeting).
Expand the right to act by	World	We generally recommend FOR because
written consent		according to our policy, the right to act on
written consent allows an increased
participation of shareholders in the voting
process, thereby democratizing voting and
giving shareholders the right to act
independently from the management.
Redeem a shareholder	World	We generally recommend FOR when the
rights plan		additional shares for the beneficiaries of the
poison pill are more attractive than takeover by
a hostile party.
Restrict the right to act by	World	We generally recommend AGAINST because
written consent		according to our policy, the right to act on
written consent allows an increased
participation of shareholders in the voting
process, thereby democratizing voting and
giving the shareholders the right to act
independently from the management.
Restrict the right to call a	World	We generally recommend AGAINST the proposal
special meeting		because according to our policy, the ability of
shareholders to call special meetings is widely
regarded as an important aspect of good
corporate governance. We believe the
Company’s current threshold appropriately
balances the rights of shareholders to call a
special meeting with the broader interests of the
Company and its shareholders.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 33

Wealth-Focused Policy Overview

Proposals by management | Voting

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt confidential voting	World		We generally recommend FOR because
according to our policy, approval of the proposal
will preserve the confidentiality and integrity of
vote outcomes.
Adopt unequal voting	World		We generally recommend AGAINST because
rights			according to our policy, in order to provide equal
voting rights to all shareholders, companies
should not utilize dual class capital structures.
Amend the quorum/voting	World		We generally recommend FOR when the
requirement			proposed quorum is at least 33% of shares
entitled to vote.
Approve cumulative voting	World	China	We generally recommend AGAINST because
according to our policy cumulative voting could
make it possible for an individual shareholder or
group of shareholders with special interests to
elect one or more directors to the Company’s
Board of directors to represent their particular
interests. Such a shareholder or group of
shareholders could have goals that are
inconsistent, and could conflict with, the
interests and goals of the majority of the
Company’s shareholders.
Approve cumulative voting	China		We generally recommend FOR because
according to our policy, cumulative voting allows
a significant group of shareholders to elect a
director of its choice - safeguarding minority
shareholder interests and bringing independent
perspectives to Board decisions.
Approve plurality voting	World		We generally recommend for plurality voting
when plurality voting will only be used in
contested situations. In uncontested situations,
we do not prefer for plurality voting to be used.
Approve/increase	World		We generally recommend AGAINST because
supermajority voting			according to our policy, a simple majority vote
will strengthen the Company’s corporate
governance practice. Contrary to supermajority
voting, a simple majority standard will give the
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Wealth-Focused Policy Overview

shareholders equal and fair representation in
the Company by limiting the power of
shareholders who own a large stake in the
entity, therefore, paving the way for a more
meaningful voting outcome.
Eliminate cumulative	World	We generally recommend FOR because
voting		according to our policy cumulative voting could
make it possible for an individual shareholder or
group of shareholders with special interests to
elect one or more directors to the Company’s
Board of directors to represent their particular
interests. Such a shareholder or group of
shareholders could have goals that are
inconsistent, and could conflict with, the
interests and goals of the majority of the
Company’s shareholders.
Eliminate or reduce	World	We generally recommend FOR because
supermajority voting		according to our policy, a simple majority vote
will strengthen the Company’s corporate
governance practice. Contrary to supermajority
voting, a simple majority standard will give the
shareholders equal and fair representation in
the Company by limiting the power of
shareholders who own a large stake in the entity
and paving the way for a more meaningful
voting outcome.
Eliminate unequal voting	World	We generally recommend FOR because
rights		according to our policy, companies should
ensure that all shareholders are provided with
equal voting rights, promoting fairness,
accountability, and alignment between
economic ownership and control. By adopting a
one-share, one-vote structure, the Company can
better uphold shareholder democracy and
support long-term value creation for all
investors.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 35

Wealth-Focused Policy Overview

Proposals by shareholders | Auditors

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Appoint an auditor	World		We generally recommend a vote AGAINST
because according to our policy, the
appointment of auditors is a responsibility
entrusted to the board of directors, specifically
the Audit Committee. In our view, the
procedures governing the selection of auditors
adhere to standard corporate governance and
accounting practices. Unless there are significant
concerns that could jeopardize the integrity and
independence of the auditors, we believe that
approving this proposal is neither necessary nor
justified at this time.
Limit auditor non-audit	World		We generally recommend FOR because
services			according to our policy, auditors should not
provide non-audit services. This practice ensures
the independence and integrity of the audit
process, maintaining objectivity and minimizing
any potential conflicts of interest that could
undermine the reliability of the Company's
financial reporting.
Rotate the auditor	World		We generally recommend AGAINST because
according to our policy, we believe that it is in
the best interests of shareholders for the board
to maintain flexibility to choose and rotate
auditors.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 36

Wealth-Focused Policy Overview

Proposals by shareholders | Board Report

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Report on board member	World		We generally recommend AGAINST because
information			according to our policy, the information being
requested in the shareholder proposal is
unnecessary and will not result in any additional
benefit to the shareholders.
Report on board oversight	World		We generally recommend AGAINST because
according to our policy, although board
oversight is essential, channels already exist for
effective board oversight.
Report on proxy voting	World		We generally recommend AGAINST this proposal
review			because the Company is already required to
outline their proxy voting process. As such, and
in accordance with our policy, we do not believe
that the requested proxy voting report would
provide no incremental or meaningful
information to the Company’s shareholders.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 37

Wealth-Focused Policy Overview

Proposals by shareholders | Capitalization

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Issue dividends	World		We recommend a vote AGAINST this proposal
because according to our policy, the Company’s
dividend payout plan should be governed by the
board of directors after taking into account
relevant factors such as the Company’s liquidity
and financial position.
Issue shares	World		We generally recommend a vote AGAINST this
proposal because according to our policy, the
approval could cause potential excessive dilution
in the interests of the shareholders and could
potentially overvalue the Company’s stock price
with such an excessive issuance that is
disproportionate to its needs.
Require shareholder	World		This proposal is considered on a case-by-case
approval to authorize the			basis by the guidelines committee.
issuance of
bonds/debentures
Require shareholder	World		We generally recommend FOR because
approval to reclassify			according to our policy, companies should
shares or conversion rights			ensure that all shareholders are provided with
equal voting rights, promoting fairness,
accountability, and alignment between
economic ownership and control. By adopting a
one-share, one-vote structure, the Company can
better uphold shareholder democracy and
support long-term value creation for all
investors.
Create a new class of	World		We generally recommend FOR these proposals
shares			when the new class of shares to be created will
not have blank-check authority and will not have
superior voting rights to the existing class of
shares.
Reclassify/convert shares	World		We generally recommend FOR if the conversion
would provide equal rights to shareholders.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 38

Wealth-Focused Policy Overview

Proposals by shareholders | Climate/Resources

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt a climate action plan	World		We generally recommend AGAINST the
/ emissions reduction /			proposal, because, according to our policy, its
resource restriction			approval would not provide additional benefits
or value to shareholders, given the Company’s
existing robust policy and strategy on climate
change.
Adopt a GMO policy	World		We generally recommend AGAINST because
according to our policy, approval of the proposal
would impose unnecessary burdens on the
Company's operations.
Adopt animal welfare	World		We generally recommend AGAINST because
standards			according to our policy, the matters raised in the
proposal have already been addressed by the
Company. Moreover, the proposal advocates for
impractical and imprudent actions that could
negatively impact the business and its results.
Approve an annual	World		We generally recommend a vote AGAINST
advisory vote on climate			because according to our policy, adopting this
change			proposal is unnecessary and unwarranted in
light of the Company’s existing approach to
climate change and sustainability. The Company
already implements effective strategies in these
areas, making the proposal redundant.
Furthermore, approval would result in
significant administrative costs and financial
burdens, diverting resources from other critical
initiatives.
Reduce fossil fuel financing	World		We generally recommend AGAINST because
according to our policy, the Company is already
committed to meeting its climate action goals
related to sustainable financing. As businesses
move to achieving their net zero goals, we
believe that the Company’s current policies in
financing will bridge the transition to a low
carbon economy.
Report on animal welfare	World		We generally recommend AGAINST because
according to our policy and given the current

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Wealth-Focused Policy Overview

applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on costs and risks	World	We generally recommend AGAINST because
associated with a climate		according to our policy, approval of this proposal
(or similar) plan		would result in the Company incurring
unnecessary costs and expenses by duplicating
efforts that are already underway and providing
additional reports with information that is
already available to shareholders.
Report on GMO	World	We generally recommend AGAINST because
according to our policy, preparing a report
regarding GMOs would provide no incremental
and meaningful information to the Company’s
shareholders. Moreover, given the Company’s
current compliance with SEC reporting
requirements and other government regulators
of GMOs, we believe that approval of this
proposal will accrue unnecessary costs and
administrative burden to the Company.
Report on the company's	World	We generally recommend AGAINST because
climate plan / emissions /		according to our policy and given the current
resource use		applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 40

Wealth-Focused Policy Overview

Proposals by shareholders | Compensation

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Amend the clawback	World		We generally recommend FOR when the
provision			proposal is only asking to expand the clawback
provision to include fraud and misconduct.
Approve a retirement plan	World		This proposal is considered on a case-by-case
basis by the guidelines committee.

Cap executive gross pay	World		We generally recommend AGAINST this proposal
because according to our policy, implementing a
cap on executive compensation gross pay, could
negatively impact the hiring and retention of the
Company's key executives and employees. Such
a restriction would limit the Company’s ability to
fully capitalize on the skills, expertise, and
experience that individual leaders bring to the
organization.
Change the use of ESG	World		We generally recommend AGAINST this
metrics in compensation			Proposal, because according to our policy,
altering the use of ESG metrics in compensation
could weaken the alignment of pay with
shareholder interests and established best
practices, which emphasize transparent,
measurable, and material goals.
Deduct stock buybacks	World		We generally recommend AGAINST because
from pay			according to our policy, adoption of the proposal
will not enhance the Company’s compensation
decision-making process.
Discontinue executive	World		We generally recommend a vote AGAINST
perquisites			because according to our policy, the absolute
elimination of perquisites granted to executives
could place the Company at a competitive
disadvantage when it comes to hiring, retaining,
and attracting top-tier leaders.
Discontinue stock option	World		We generally recommend AGAINST because
and bonus programs			according to our policy, approval of the proposal
would impose arbitrary limits on the
compensation committee and put the Company
at a competitive disadvantage compared to
peers.
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Wealth-Focused Policy Overview

Discontinue the	World	We generally recommend AGAINST because
professional services		according to our policy, it is the benefit of the
allowance		Company to retain flexibility with respect to
executive compensation, rather than commit to
arbitrary principles which could place the
Company at a competitive disadvantage in
recruiting and retaining top talent.
Implement an advisory	World	We recommend FOR this Proposal, because
vote on executive		according to our policy, an advisory vote on
compensation		executive compensation helps ensure that pay
practices remain fair, transparent, and aligned
with shareholder interests.
Implement double	World	We generally recommend FOR because
triggered vesting		according to our policy, vesting of equity awards
over a period of time is intended to promote
long-term improvements in performance. The
link between pay and long-term performance
can be severed if awards pay out on an
accelerated schedule. More importantly, a
double trigger vesting provision would provide
protection to the Company’s employees in the
event of transition or change of control.
Include legal/compliance	World	We recommend AGAINST this Proposal, because
costs in adjustments		according to our policy, including legal and
compliance costs in performance adjustments
could weaken accountability by shielding
management from the consequences of
compliance or regulatory failures. Allowing such
expenses to be adjusted out of performance
metrics may distort true company performance
and undermine the link between executive pay
and effective risk oversight.
Include performance	World	We generally recommend FOR this resolution
metrics in compensation		when the company has failed our executive
compensation test.
Prohibit equity vesting for	World	We generally recommend AGAINST the
government service		proposal, as, according to our policy, its
implementation could hinder the Company’s
ability to attract key employees. Additionally, it
could inadvertently penalize individuals who
may wish to enter or return to governmental
service.
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Wealth-Focused Policy Overview

Remove tax gross-ups	World	We generally recommend AGAINST because
according to our policy, it is the benefit of the
Company to retain flexibility with respect to
executive compensation, rather than commit to
arbitrary principles which could place the
Company at a competitive disadvantage in
recruiting and retaining top talent. We believe
that it is ultimately in the shareholders’ best
interests that discretionary responsibilities for
this ongoing process continue to be vested in
the Board.
Report on executive	World	We generally recommend AGAINST because
compensation		according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Require a shareholder vote	World	We generally recommend FOR because
to ratify executive or		according to our policy, excessive executive
director severance pay		compensation packages has been an ongoing
cause of concern among shareholders and
investors. While the Company argues that its
severance and termination payments are
reasonable, we believe that it is in the best
interests of the stockholders if they ratify
executive compensation in such form. We
believe that approval of this proposal will enable
the stockholders to voice their views and
opinions regarding the Company’s executive
severance payments and will ensure decisions
are in their best interests.
Require that executives	World	We generally recommend AGAINST because
retain shares		according to our policy, the Company’s current
stock ownership requirement strikes an
appropriate balance of encouraging focus on the
long-term performance of the Company and the
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Wealth-Focused Policy Overview

strong alignment with shareholder interests,
while enabling the Company to attract and
retain the best people in the industry.
Use a deferral period for	World	We generally recommend AGAINST because
compensation		according to our policy, the existing
compensation practice already reflects
alignment with the long-term performance and
goals of the Company.
Use GAAP metrics for	World	We generally recommend AGAINST this proposal
compensation		because, in accordance with our policy, approval
would impose rigid targets that could hinder the
Company's ability to adapt to adjustments and
fluctuations beyond its control. Additionally,
using GAAP metrics in compensation could
misalign the Company’s short-term financial
goals with its long-term success, and increase
the complexity of measuring and rewarding
performance. We believe that approval of the
proposal could undermine the Compensation
Committee’s flexibility in determining the most
appropriate metrics for the Company’s financial
circumstances.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 44

Wealth-Focused Policy Overview

Proposals by shareholders | Directors

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Allow for the removal of	World		We generally recommend FOR the proposal
directors without cause			because according to our policy, allowing to
remove directors without cause provides
flexibility to the Company to make necessary
changes to its leadership when deemed
appropriate. Allowing for the removal of
directors without cause ensures that the Board
can effectively address issues such as
performance concerns and maintain the best
interests of the Company and its shareholders.
Amend the	World		We generally recommend FOR because
indemnification/liability			according to our policy, approval of the
provisions for directors			indemnification and liability provisions will
enable the Company to attract, retain, and
motivate its directors, whose efforts are crucial
to its long-term success. By providing directors
with appropriate protection against personal
liability, the Company ensures that directors can
make decisions in the best interests of the
Company without undue concern about
personal financial risks.
Change the size of the	World		We generally recommend a vote AGAINST
board of directors			because according to our policy, we believe that
a board should ideally consist of between five
and fifteen members. This size strikes an
appropriate balance between meeting the
Company’s needs and ensuring effective
oversight.
Classify the board	World		We generally recommend AGAINST because
according to our policy, staggered terms for
directors increase the difficulty for shareholders
to make fundamental changes to the
composition and behavior of a board. We prefer
that the entire board of a company be elected
annually to provide appropriate responsiveness
to shareholders.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 45

Wealth-Focused Policy Overview

Create a CEO succession	World	We generally recommend FOR because
plan		according to our policy, a CEO succession plan
would safeguard a smooth transition and
alignment into a new leadership whenever the
need arises, thereby ensuring continuity and
shareholder confidence in the Company.
Create a key committee	World	We generally recommend FOR because
according to our policy, the board of directors
should establish key Board committees—namely
Audit, Compensation, and Nominating
committees—composed solely of independent
outside directors. This structure ensures sound
corporate governance practices, enhances
objectivity, and strengthens the oversight of
critical areas within the Company.
Create a non-key	World	We generally recommend AGAINST because
committee		according to our policy, implementing the
proposal would not justify the administrative
costs and efforts, nor would it provide a
corresponding meaningful benefit to the
Company’s shareholders. Moreover, we believe
that the scope of committee responsibilities as
requested in the proposal are already fulfilled by
the board of directors.
Declassify the board	World	We generally recommend FOR when the
company performance (as measured by TSR) is
the bottom 20th percentile of the universe.
Decrease the required	World	We generally recommend AGAINST because
director experience /		according to our policy, a diversified board
expertise / diversity		would encourage good governance and enhance
shareholder value. Bringing together a diverse
range of skills and experience is necessary in
building a constructive and challenging board.
Designate an independent	World	We generally recommend AGAINST because
chairman		according to our policy, we believe that the
current Board leadership structure has been
effective in the Company's sustained long-term
performance. Thus, we believe that the Board
should have the flexibility in determining the
Board’s leadership structure rather than
committing to a one-size-fits-all policy.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 46

Wealth-Focused Policy Overview

Elect a director to board	World	We generally recommend AGAINST because
according to our policy, allowing a shareholder
to elect a director to a board is not in the best
interests of the Company. Instead, the board
should continue to nominate directors for
shareholder approval, as they possess the
expertise and resources to find the most
qualified candidates.
Eliminate term limits	World	We generally recommend FOR because
according to our policy, elimination of term
limits will help the Company to attract, retain
and motivate directors who can contribute
valuable insights and long-term strategic
guidance. This will also ensure continuity and
strengthen the Company's governance by
retaining knowledgeable and capable leadership
of experienced directors.
Eliminate the retirement	World	We generally recommend FOR this proposal
age requirement		because, in accordance with our policy, the
Company and its shareholders are in the best
position to determine the approach to corporate
governance, particularly board composition.
Imposing inflexible rules, such as age limits for
outside directors, does not necessarily correlate
with returns or benefits for shareholders. Similar
to arbitrary term limits, age limits could force
valuable directors off the board solely based on
their age, potentially undermining the
effectiveness of the board.
Ensure compensation	World	We generally recommend AGAINST because
advisor independence		according to our policy, this proposal is
unnecessary as existing SEC regulations already
require sufficient disclosures regarding the
Company’s comprehensive recoupment policies
and practices.
Establish a stakeholder	World	We generally recommend AGAINST because
position to board		according to our policy, the current selection
process, composition and skillset of the board of
directors already captures stakeholder
representation in the board room. As such,
approval of the proposal would be redundant
and duplicative.
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Wealth-Focused Policy Overview

Introduce a retirement age	World	We generally recommend AGAINST this proposal
requirement		because, in accordance with our policy, the
Company and its shareholders are in the best
position to determine the approach to corporate
governance, particularly board composition.
Imposing inflexible rules, such as age limits for
outside directors, does not necessarily correlate
with returns or benefits for shareholders. Similar
to arbitrary term limits, age limits could force
valuable directors off the board solely based on
their age, potentially undermining the
effectiveness of the board.
Introduce term limits	World	We generally recommend against this proposal
because, in accordance with our policy, it would
not serve a useful purpose. Having experienced
directors on the board is crucial for the
Company’s long-term success and the
enhancement of shareholder value.
Require director	World	We generally recommend AGAINST because
experience / expertise /		according to our policy, it is in the best interests
diversity or other limits on		of the shareholders for the board and
the board		nominating committee to manage the
composition and qualifications of the board
members.
Require stock ownership	World	We generally recommend AGAINST because
for directors		according to our policy, imposing a mandatory
requirement on stock ownership for directors
could potentially put the Company in a
competitive disadvantage in retaining the best
directors. Such a requirement might limit the
Company’s ability to fully capitalize on an
individual’s skills, expertise, and contributions.
Separate the chairman and	World	We generally recommend AGAINST because
CEO positions		according to our policy, we believe that the
Board should have the flexibility in determining
the Board’s leadership structure rather than
committing to a one-size-fits-all policy.
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 48

Wealth-Focused Policy Overview

Proposals by shareholders | Health, Safety, and Operations

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt a paid sick leave	World		We generally recommend a vote AGAINST
policy			because according to our policy, approving this
proposal would lead to unnecessary costs and
expenses. Additionally, this policy is not
universally applicable, as it would only affect the
Company's non-unionized employees. In
contrast, unionized employees are typically
governed by collective bargaining agreements
that address such matters.
Modify business operations	World		We generally recommend AGAINST because
with a high-risk country,			according to our policy, the company’s existing
entity, region, etc.			operational protocols in conflict-affected and
high-risk areas already address the concerns
raised in the proposal. In our view, reducing or
ceasing operations in these areas could
negatively impact the company’s profitability
and long-term sustainability.
Reduce sales/marketing of	World		We generally recommend AGAINST because
alcohol products/services			according to our policy, approval of the proposal
is unnecessary as the Company already complies
with the applicable federal laws and regulations
and given the Company’s nature of business, we
believe that approval of the proposal would
significantly impact its operations.
Reduce sales/marketing of	World		We generally recommend AGAINST because
drug products/services			according to our policy, approval of the proposal
is unnecessary as the Company already complies
with the applicable federal laws and regulations
and given the Company’s nature of business, we
believe that approval of the proposal would
significantly impact its operations.
Reduce sales/marketing of	World		We generally recommend AGAINST because
gambling products/services			according to our policy, approval of the proposal
is unnecessary as the Company already complies
with the applicable federal laws and regulations
and given the Company’s nature of business, we
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Wealth-Focused Policy Overview

believe that approval of the proposal would
significantly impact its operations.
Reduce sales/marketing of	World	We generally recommend AGAINST because
other products/services		according to our policy, approval of the proposal
is unnecessary as the Company is already
required to comply with applicable federal laws
and regulations and given the Company’s nature
of business, we believe that approval of the
proposal would significantly impact its
operations.
Reduce sales/marketing of	World	We generally recommend AGAINST because
pornography		according to our policy, approval of the proposal
products/services		would significantly impact the Company’s
business operations.
Reduce sales/marketing of	World	We generally recommend AGAINST because
tobacco/vape		according to our policy, approval of the proposal
products/services		is unnecessary as the Company already complies
with the applicable federal laws and regulations
and given the Company’s nature of business, we
believe that approval of the proposal would
significantly impact its operations.
Reduce sales/marketing of	World	We generally recommend AGAINST because
unhealthy foods/beverages		according to our policy, the Company is already
addressing the issues related to the
consumption of its products through its
sustainability and current marketing initiatives.
Reduce sales/marketing of	World	We generally recommend AGAINST because
weapon products/services		according to our policy, the Company has in
place extensive procedures to ensure that
weapon sales are made in strict compliance with
all applicable United States laws and regulations.
Report on artificial	World	We generally recommend a vote AGAINST
intelligence		because according to our policy, the proposed
report on artificial intelligence would be an
unnecessary addition to the Company’s existing
efforts in AI reporting. Also, approval of the
proposal would pose significant administrative
costs and financial burden to the Company.
Report on content	World	We generally recommend AGAINST because
management		according to our policy, approval of this proposal
would result in the Company incurring
unnecessary costs and expenses. Additionally, it
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Wealth-Focused Policy Overview

is in the best interests of shareholders for the
board to manage the Company’s disclosures and
risks.
Report on cybersecurity	World	We generally recommend AGAINST because
according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on data privacy	World	We generally recommend AGAINST because
according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on high-risk country	World	We generally recommend AGAINST because
operations		according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on intellectual	World	We generally recommend AGAINST because
property transfers		according to our policy and given the current
applicable laws and regulations that the
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Wealth-Focused Policy Overview

Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on maternal health	World	We generally recommend AGAINST because
outcomes		according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on plant closure	World	We generally recommend AGAINST because
community impacts		according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on product	World	We generally recommend AGAINST because
information / production		according to our policy, approval of this proposal
would result in the Company incurring
unnecessary costs and expenses by duplicating
efforts that are already underway and providing
additional reports with information that is
already available to shareholders.
Report on product	World	We generally recommend AGAINST because
pricing/distribution		according to our policy, approval of this proposal
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Wealth-Focused Policy Overview

would result in the Company incurring
unnecessary costs and expenses by duplicating
efforts that are already underway and providing
additional reports with information that is
already available to shareholders.
Report on public health	World	We generally recommend AGAINST because
risks		according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on suppliers /	World	We generally recommend AGAINST because
partners / customers /		according to our policy, approval of this proposal
sales		would result in the Company incurring
unnecessary costs and expenses. Additionally, it
is in the best interests of shareholders for the
board to manage the Company’s disclosures and
risks.
Report on worker health	World	We generally recommend AGAINST because,
and safety		according to our policy and given the current
laws and regulations that the company is already
required to comply with, we do not believe the
requested report would provide meaningful
additional value beyond existing policies,
processes, practices, and resources.
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Wealth-Focused Policy Overview

Proposals by shareholders | Human Resources and Rights

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Address fair lending	World		We generally recommend AGAINST the proposal
because, according to our policy, it would not
meaningfully improve the Company’s existing
robust policies and risk oversight structure, nor
enhance any current disclosures that provide
shareholders with meaningful information on
how the Company addresses and oversees risks
related to discrimination. Additionally, we are
concerned that such an evaluation could, in
today’s highly litigious environment,
inadvertently provide a roadmap for lawsuits
against the Company, potentially leading to
significant legal costs for shareholders in the
long term.
Address income inequality	World		We generally recommend AGAINST because
according to our policy, the Company’s existing
compensation processes are guided by the
fundamental principle that decisions are made
on the basis of the individual's personal
capabilities, qualifications and contributions to
the Company's needs and not on gender.
Moreover, given the Company’s current efforts
to equal employment opportunity, we believe
that approval of this proposal will accrue
unnecessary costs and administrative burden to
the Company.
Address labor disputes	World		We generally recommend AGAINST this proposal
because, in accordance with our policy, the
Company has already addressed the labor
concerns raised in the proposal. As such,
approval of the requested report is unnecessary
and would result in significant administrative
costs, diverting Company resources from more
relevant and meaningful priorities.
Address sexual harassment	World		We generally recommend AGAINST because
complaints			according to our policy, adoption of the proposal
is unnecessarily duplicative of the Company’s
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Wealth-Focused Policy Overview

efforts to deter incidents of sexual harassment
through its own policies and practices.

Adopt an anti-	World	We generally recommend AGAINST because
discrimination policy		according to our policy, this could put the
Company in an uncompetitive position in terms
of hiring prospective talents due to the rigid
requirements of the proposal.
Adopt diversity-based	World	We generally recommend AGAINST because
hiring		according to our policy, this could put the
Company in an uncompetitive position in terms
of hiring prospective talents due to the rigid
requirements of the proposal.
Adopt merit-based hiring	World	We generally recommend AGAINST because
according to our policy, this could put the
Company in an uncompetitive position in terms
of hiring prospective talents due to the rigid
requirements of the proposal.
Become a public benefit	World	We generally recommend AGAINST because
corporation		according to our policy, the proposal is not
necessary and is not in the best long-term
interest of the Company and its shareholders.
Provide a human rights	World	We generally recommend a vote AGAINST
impact assessment		because, while human rights impact
assessments (HRIAs) are valuable for identifying
and mitigating risks, mandating rigid reporting
can undermine their effectiveness. Such
reporting requirements may encourage
superficial compliance without meaningful
human rights improvements.
Provide a report promoting	World	We generally recommend AGAINST this proposal
DEI practices		because, in accordance with our policy and
considering the requirements that the Company
already abides by with regards to equal
employment opportunity, we believe its
approval would impose unnecessary costs and
administrative burdens on the Company.
Report on abortion policy	World	We generally recommend AGAINST because
according to our policy, providing a report on a
highly sensitive topic could cause divisiveness
among the Company, its employees, customers
and shareholders. The complexity of views
drawn from reporting the policies on abortion or
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Wealth-Focused Policy Overview

something similar could pose significant
reputational and legal risks for the Company
which could subsequently affect its operations
and performance.
Report on collective	World	We generally recommend AGAINST this proposal
bargaining/union relations		because, in line with our policy and given the
Company's compliance with applicable laws
regarding freedom of association, we believe its
approval would not provide additional benefits
to employees or create further value for
shareholders.
Report on fetal tissue use	World	We generally recommend AGAINST because
according to our policy, providing a report on a
highly sensitive topic could cause divisiveness
among the Company, its employees, customers
and shareholders. The complexity of views
drawn from reporting the policies on fetal tissue
use or something similar could pose significant
reputational and legal risks for the Company
which could subsequently affect its operations
and performance.
Report on human	World	We generally recommend AGAINST because
trafficking		according to our policy and given the Company’s
current policies which effectively articulate their
long-standing support for, and continued
commitment to, human rights, the proposal
would be duplicative and unnecessary.
Report on in vitro	World	We generally recommend AGAINST because
fertilization		according to our policy, providing a report on a
highly sensitive topic could cause divisiveness
among the Company, its employees, customers
and shareholders. The complexity of views
drawn from reporting the policies on abortion or
something similar could pose significant
reputational and legal risks for the Company
which could subsequently affect its operations
and performance.
Report on	World	We generally recommend AGAINST because
prison/slave/child labor		according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
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Wealth-Focused Policy Overview

value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on sexual	World	We generally recommend AGAINST because
harassment complaints		according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on the costs/risks of	World	We generally recommend AGAINST this proposal
DEI practices		because, in accordance with our policy,
conducting a cost/benefit report or a stand-
alone DEI audit by the Company or a group
acting on its behalf could potentially uncover
violations of regulations or laws, which could
pose both legal and reputational risks.
Additionally, we are concerned that such report
could, in our highly litigious society, serve as a
roadmap for lawsuits against the Company,
potentially leading to significant costs for
shareholders in the long term.
Report on worker	World	We generally recommend AGAINST because
misclassification		according to our policy, approval of the proposal
would not create additional benefits to the
employees or value for the shareholders.
Request the company	World	We generally recommend AGAINST this Proposal
cease or re-evaluate DEI		because, according to our policy, requests to
activities		cease or re-evaluate DEI activities risk
undermining the significant benefits that
diversity, equity, and inclusion bring to the
company. Scaling back these efforts could also
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Wealth-Focused Policy Overview

negatively affect talent attraction, retention, and
overall company performance.

Rescind the racial equity	World	We generally recommend a vote AGAINST
audit		because, according to our policy, the proposed
rescinding of the racial audit undermines efforts
to assess the impacts of the Company’s diversity,
equity, and inclusion (DEI) practices. Racial
audits are essential in identifying and addressing
disparities, and reversing this initiative would
limit shareholders' ability to evaluate the
materiality and effectiveness of the Company’s
DEI efforts.
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Wealth-Focused Policy Overview

Proposals by shareholders | Legal and Compliance

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt exclusive forum	World		We generally recommend FOR because
bylaws			according to our policy, having an exclusive
forum will allow the Company to address
disputes and litigations in an exclusive
jurisdiction, with familiarity of the law, and
reduce the administrative cost and burden
related to settlement.
Relinquish intellectual	World		We generally recommend AGAINST because
property			according to our policy the proposal would not
meaningfully improve the Company’s disclosure
and reporting policies in place but is rather
duplicative of its current efforts in addressing
issues with product access and pricing.
Report on concealment	World		We generally recommend AGAINST because
clauses			according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on employee	World		We generally recommend AGAINST this proposal
arbitration claims			because, in accordance with our policy, it
presents a one-size-fits-all approach that could
adversely impact the Company's ability to
effectively use arbitration.
Report on patent process	World		We generally recommend AGAINST because
according to our policy the proposal would not
meaningfully improve the Company’s disclosure
and reporting policies in place and we do not
believe the report would result in any additional
benefit to shareholders.
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Wealth-Focused Policy Overview

Report on whistleblowers	World	We generally recommend AGAINST because
according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
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Wealth-Focused Policy Overview

Proposals by shareholders | M&A / Structure

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Make a self-tender offer	World		We generally recommend AGAINST because
according to our policy, the proposal is not
necessary and is not in the best long-term
interest of the Company and its shareholders.
Remove an antitakeover	World		We generally recommend AGAINST because
provision(s)			according to our policy, removal of the
Company's antitakeover provisions may leave
the Company vulnerable to a hostile takeover.
Additionally, the current antitakeover provisions
provide more time for management to consider
offers and negotiate better terms.
Request an M&A /	World		This proposal is considered on a case-by-case
restructure			basis by the guidelines committee.
Ratify a poison pill	World		We generally recommend a vote FOR because
according to our policy, approval of the proposal
will acknowledge both the advantages and
inherent risks of implementing a shareholder
rights plan, or poison pill. While these plans can
deter hostile takeovers, they also carry the risk
of management entrenchment in some cases.
Ensuring that shareholders are given a voice on
the advisability of such a plan is crucial to
safeguarding the Company from these risks,
promoting transparency, and maintaining a
balance between protecting shareholder
interests and preventing potential misuse of the
plan.
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Wealth-Focused Policy Overview

Proposals by shareholders | Mutual Fund

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Convert the closed-end	World		We generally recommend a vote AGAINST this
fund to an open-end fund			proposal because, according to our policy, a
closed-end fund structure tends to provide
higher returns to shareholders, as the value of
shares is influenced by market dynamics, which
can result in trading at a premium or discount to
NAV. Additionally, closed-end funds often
generate higher income by utilizing leverage,
making them particularly attractive to income-
focused investors.
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Wealth-Focused Policy Overview

Proposals by shareholders | Other

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt MacBride Principles,	World		We generally recommend AGAINST because
Sullivan Principles, or			adoption of this proposal would be duplicative
similar			and would make the Company unnecessarily
accountable to different sets of overlapping fair
employment guidelines that are already covered
in its policies.
Approve other company	World		This proposal is considered on a case-by-case
policies			basis by the guidelines committee.

Disassociate from industry	World		We generally recommend AGAINST because
associations			according to our policy, companies benefit from
industry associations, especially when it comes
to influential policies that can directly affect
businesses. As such, disassociation from such
groups could potentially pose potential
reputational and systemic risks that could be
detrimental to the Company’s business in the
long-run.
Prepare an independent	World		We generally recommend AGAINST this proposal
third-party audit			because, in accordance with our policy,
conducting a stand-alone audit by the Company
or a group acting on its behalf could potentially
reveal violations of regulations and laws, which
could be legally and reputationally problematic.
Additionally, we are concerned that such an
audit could, in our highly litigious society,
provide a roadmap for lawsuits against the
Company, which could result in significant costs
for shareholders over the long term.
Report on another matter	World		This proposal is considered on a case-by-case
basis by the guidelines committee.
Report on key-person risk	World		We generally recommend AGAINST the
proposal, because according to our policy, its
approval would put the Company at a
competitive disadvantage. The disclosure
requested would make sensitive information
publicly available, potentially undermining the
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Wealth-Focused Policy Overview

execution of the Company’s business strategy
and hindering the recruitment and retention of
top management talent.
Reimburse proxy contest	World	This proposal is considered on a case-by-case
expenses		basis by the guidelines committee.

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Wealth-Focused Policy Overview

Proposals by shareholders | Politics

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Report on charitable	World		We generally recommend AGAINST this proposal
contributions			because, in accordance with our policy, the
Company already carefully evaluates and
reviews its charitable activities, and makes
information about its corporate giving publicly
available. We do not believe that implementing
the proposal would justify the administrative
costs and efforts, nor would it provide a
meaningful benefit to the Company’s
shareholders.
Report on government	World		We generally recommend AGAINST because
financial support			according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on lobbying	World		We generally recommend AGAINST because
expenditures			according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on partnerships	World		We generally recommend AGAINST because
with political (or globalist)			according to our policy and given the current
organizations			applicable laws and regulations that the
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Wealth-Focused Policy Overview

Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on political	World	We generally recommend AGAINST because
contributions		according to our policy and given the current
applicable laws and regulations that the
Company must comply with, we do not believe
that the requested report would add meaningful
value to the policies, processes, practices, and
resources that are already in place. Additionally,
approval of this proposal would result in the
Company incurring unnecessary costs and
expenses as it is in the best interests of
shareholders for the board to manage the
Company’s disclosures and risks.
Report on public policy	World	We generally recommend AGAINST because
advocacy		according to our policy and given the Company’s
policies and oversight mechanisms related to its
political contributions and activities, we believe
that the shareholder proposal is unnecessary
and will not result in any additional benefit to
the shareholders. Rather, the proposal promotes
impractical and imprudent actions that would
negatively affect the business and results.
Revoke a public policy	World	We generally recommend AGAINST because
endorsement		according to our policy, political endorsement
and spending is an integral part of a business, as
Companies should have a voice on policies
affecting them. As such, approval of this
proposal will strictly limit the Company’s
flexibility in supporting the advocacies that are
congruent with its business.
Support a public policy	World	We generally recommend AGAINST because
endorsement		according to our policy, although the Company
must comply with federal, state, and local
campaign finance and lobbying regulations that
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Wealth-Focused Policy Overview

are currently in place, we believe that political endorsements, often in the form of contributions, increase the possibility of misalignment with corporate values which in turn could lead to reputational risks.

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Wealth-Focused Policy Overview

Proposals by shareholders | Shareholder Rights

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt a fair	Canada		We generally recommend FOR when the policy
elections/advance notice			stipulates that nominations must be submitted
bylaw			no later than 30-65 days before the annual
meeting and that nominations must be
submitted no earlier than 30-65 days prior to
the annual meeting.
Adopt a fair	United States		We generally recommend FOR when the policy
elections/advance notice			stipulates that nominations must be submitted
bylaw			no later than 60-90 days prior to the annual
meeting and that nominations must be
submitted no earlier than 120-150 days prior to
the annual meeting.
Adopt/increase proxy	World		We generally recommend a vote AGAINST
access			because according to our policy, , the adoption
of a "proxy access" bylaw is not a universal
solution to allegations of unresponsiveness to
shareholder concerns. We believe that voting
decisions should be based on the governance
practices and performance of individual
companies. We believe that implementing this
bylaw could undermine the integrity of the
director election process.
Allow virtual-only	World		We recommend AGAINST this Proposal, because
shareholder meetings			according to our policy, virtual meetings should
complement, not replace, in-person shareholder
meetings, as relying solely on them may
undermine transparency and shareholder
participation.
Establish the right to call a	World		We generally recommend FOR if the proposal
special meeting			will strengthen shareholder rights (i.e. lower the
threshold required to call a special meeting).
Introduce the right to act	World		We generally recommend FOR because
by written consent			according to our policy, the right to act on
written consent allows an increased
participation of shareholders in the voting
process, thereby democratizing voting and
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Wealth-Focused Policy Overview

giving shareholders the right to act
independently from the management.

Oppose the right to act by	World	We generally recommend AGAINST because
written consent		according to our policy, the right to act on
written consent allows an increased
participation of shareholders in the voting
process, thereby democratizing voting and
giving the shareholders the right to act
independently from the management.
Require shareholder	World	We generally recommend FOR because
approval for bylaw		according to our policy, approval of the proposal
amendments		will ensure that shareholders have a voice in
revising or adopting the bylaws which could
compromise their interests.
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Wealth-Focused Policy Overview

Proposals by shareholders | Voting

Proposal	Region(s) to	Region(s) to	Vote Recommendation
	Include	Exclude
Adopt a majority vote for	World		We generally recommend a vote FOR because
director election			according to our policy, a majority vote
requirement in boardroom elections enhance
director accountability to shareholders. This
standard ensures that shareholder
dissatisfaction with director performance has
tangible consequences, transforming the
election process from a mere formality into one
that truly reflects shareholders' voices.
Adopt confidential voting	World		We generally recommend FOR because
according to our policy, approval of the proposal
will preserve the confidentiality and integrity of
vote outcomes.
Approve cumulative voting	World		We generally recommend AGAINST because
according to our policy cumulative voting could
make it possible for an individual shareholder or
group of shareholders with special interests to
elect one or more directors to the Company’s
Board of directors to represent their particular
interests. Such a shareholder or group of
shareholders could have goals that are
inconsistent, and could conflict with, the
interests and goals of the majority of the
Company’s shareholders.
Approve/increase	World		We generally recommend AGAINST because
supermajority voting			according to our policy, a simple majority vote
will strengthen the Company’s corporate
governance practice. Contrary to supermajority
voting, a simple majority standard will give the
shareholders equal and fair representation in
the Company by limiting the power of
shareholders who own a large stake in the
entity, therefore, paving the way for a more
meaningful voting outcome.
Eliminate cumulative	World		We generally recommend FOR because
voting			according to our policy cumulative voting could
make it possible for an individual shareholder or
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Wealth-Focused Policy Overview

group of shareholders with special interests to
elect one or more directors to the Company’s
Board of directors to represent their particular
interests. Such a shareholder or group of
shareholders could have goals that are
inconsistent, and could conflict with, the
interests and goals of the majority of the
Company’s shareholders.
Eliminate or reduce	World	We generally recommend FOR because
supermajority voting		according to our policy, a simple majority vote
will strengthen the Company’s corporate
governance practice. Contrary to supermajority
voting, a simple majority standard will give the
shareholders equal and fair representation in
the Company by limiting the power of
shareholders who own a large stake in the entity
and paving the way for a more meaningful
voting outcome.
Promote equal voting	World	We generally recommend FOR because
rights		according to our policy, a differential in voting
power may have the effect of denying
shareholders the opportunity to vote on matters
of critical economic importance to them. In
order to provide equal voting right to all
shareholders, we prefer that companies do not
utilize multiple class capital structures.
Restrict nomination of	World	We generally recommend a vote FOR because,
directors		according to our policy, a simple majority
requirement in director elections, combined
with a mandatory resignation policy and
prohibition on the renomination of directors,
ensures that the election results accurately
reflect shareholder sentiment. Specifically, this
approach addresses situations where a director
receives less than a majority of votes, aligning
the election outcome with shareholder
expectations and maintaining effective
governance.
Tabulate proxy voting	World	We generally recommend FOR because
according to our policy, adoption of proxy
tabulation simplifies the voting process without
compromising transparency or shareholder
Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 71

Wealth-Focused Policy Overview

participation. This streamlined approach ensures that shareholder votes are accurately counted and reported, making it easier for investors to engage in the decision-making process. At the same time, it preserves the integrity and transparency of the voting process, ensuring that all shareholders have an equal opportunity to influence key decisions while promoting efficient governance practices.

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 72

Wealth-Focused Policy Overview

IV. Legal Disclaimer

DISCLAIMER © 2025 Egan-Jones Proxy Services, a division of Egan-Jones Ratings Company and/or its affiliates. All Rights Reserved. This document is intended to provide a general overview of Egan-Jones Proxy Services’ proxy voting methodologies. It is not intended to be exhaustive and does not address all potential voting issues or concerns. Egan-Jones Proxy Services’ proxy voting methodologies, as they apply to certain issues or types of proposals, are explained in more detail in reference files on Egan-Jones Proxy Services’ website – http://www.ejproxy.com .  The summaries contained herein should not be relied on and a user or client, or prospective user or client, should review the complete methodologies and discuss their application with a representative of Egan-Jones Proxy Services. These methodologies have not been set or approved by the U.S. Securities and Exchange Commission or any other regulatory body in the United States or elsewhere. No representations or warranties, express or implied, are made regarding the accuracy or completeness of any information included herein. In addition, Egan-Jones Proxy Services shall not be liable for any losses or damages arising from, or in connection with, the information contained herein, or the use of, reliance on, or inability to use any such information. Egan-Jones Proxy Services expects its clients and users to possess sufficient experience and knowledge to make their own decisions entirely independent of any information contained in this document or the methodology reference files contained on http://www.ejproxy.com .

Egan-Jones Proxy Services, Since 2002 | research@ejproxy.com	Published December 2025 | 73

ESG

Thematic Voting Policy Guidelines

2026

www.glasslewis.com

About Glass Lewis ....................................................................................................	5
Summary of Changes for 2026 ...............................................................................	6
Introduction ..............................................................................................................	7
Election of Directors.................................................................................................	8
Board of Directors ..............................................................................................................................................	8
Board Composition............................................................................................................................................	8
Board Independence.......................................................................................................................................	10
Board Committee Composition ....................................................................................................................	10
Board Diversity, Tenure and Refreshment...................................................................................................	10
Director Overboarding....................................................................................................................................	11
Board Size ..........................................................................................................................................................	11
Classified Boards ..............................................................................................................................................	12
Controlled Companies ....................................................................................................................................	12
Significant Shareholders .................................................................................................................................	12
Director Performance and Oversight ...........................................................................................................	12
Environmental and Social Oversight and Performance ............................................................................	13
Board-Level Oversight of Environmental and Social Risks....................................................................................	13
Climate Risk ....................................................................................................................................................................	13
Stakeholder Considerations........................................................................................................................................	14
Review of Risk Management Controls..........................................................................................................	14
Slate Elections ...................................................................................................................................................	15
Board Responsiveness ....................................................................................................................................	15
Majority-Supported Shareholder Proposals ............................................................................................................	15
Significantly Supported Shareholder Proposals .....................................................................................................	15
2026 ESG Thematic Voting Policy Guidelines	2
Separation of the Roles of CEO and Chair ..................................................................................................	15
Governance Following an IPO or Spin-Off..................................................................................................	16
Financial Reporting ................................................................................................	17
Accounts and Reports .....................................................................................................................................	17
Income Allocation (Distribution of Dividends)............................................................................................	17
Appointment of Auditors and Authority to Set Fees .................................................................................	17
Compensation ........................................................................................................	18
Compensation Reports and Compensation Policies.................................................................................	18
Linking Compensation to Environmental and Social Issues .................................................................................	18
Long-Term Incentive Plans .............................................................................................................................	18
Performance-Based Equity Compensation .................................................................................................	19
Director Compensation...................................................................................................................................	19
Retirement Benefits for Directors ..................................................................................................................	19
Limits on Executive Compensation...............................................................................................................	20
Pay-for-Performance ........................................................................................................................................	20
Governance Structure............................................................................................	22
Amendments to the Articles of Association ................................................................................................	22
Anti-Takeover Measures .................................................................................................................................	22
Multi-Class Share Structures........................................................................................................................................	22
Cumulative Voting.........................................................................................................................................................	22
Fair Price Provision........................................................................................................................................................	23
Supermajority Vote Requirements .............................................................................................................................	23
Poison Pills (Shareholder Rights Plan) .......................................................................................................................	23
Increase in Authorized Shares .......................................................................................................................	24
Issuance of Shares ............................................................................................................................................	25
Repurchase of Shares ......................................................................................................................................	25
Reincorporation ................................................................................................................................................	25
Tax Havens......................................................................................................................................................................	25
2026 ESG Thematic Voting Policy Guidelines	3
Advance Notice Requirements ......................................................................................................................	26
Transaction of Other Business .......................................................................................................................	26
Anti-Greenmail Proposals...............................................................................................................................	26
Virtual-Only Shareholder Meetings ..............................................................................................................	26
Mergers, Acquisitions & Contested Meetings ....................................................	27
Shareholder Proposals...........................................................................................	28
Governance Proposals ....................................................................................................................................	28
Environmental Proposals ................................................................................................................................	28
Say on Climate ..................................................................................................................................................	29
Shareholder Proposals .................................................................................................................................................	29
Management Proposals ...............................................................................................................................................	29
Social Proposals................................................................................................................................................	29
Compensation Proposals................................................................................................................................	30
Connect with Glass Lewis ......................................................................................	31
2026 ESG Thematic Voting Policy Guidelines	4

About Glass Lewis

Glass Lewis is the world’s choice for governance solutions. We enable institutional investors and publicly listed companies to make informed decisions based on research and data. We cover 30,000+ meetings each year, across approximately 100 global markets. Our team has been providing in-depth analysis of companies since 2003, relying solely on publicly available information to inform its policies, research, and voting recommendations.

Our customers include the majority of the world’s largest pension plans, mutual funds, and asset managers, collectively managing over $40 trillion in assets. We have teams located across the United States, Europe, and Asia-Pacific giving us global reach with a local perspective on the important governance issues.

Investors around the world depend on Glass Lewis’ Viewpoint platform to manage their proxy voting, policy implementation, recordkeeping, and reporting. Our industry leading Proxy Paper product provides comprehensive research and voting recommendations weeks ahead of voting deadlines. Public companies can also use our innovative Report Feedback Statement to deliver their opinion on our proxy research directly to the voting decision makers at every investor client in time for voting decisions to be made or changed.

The research team engages extensively with public companies, investors, regulators, and other industry stakeholders to gain relevant context into the realities surrounding companies, sectors, and the market in general. This enables us to provide the most comprehensive and pragmatic insights to our customers.

Join the Conversation

Glass Lewis is committed to ongoing engagement with all market participants.

info@glasslewis.com | www.glasslewis.com

2026 ESG Thematic Voting Policy Guidelines	5

Summary of Changes for 2026

On an ongoing basis, Glass Lewis extensively reviews and consults with stakeholders and clients on its policy guidelines. Annually, Glass Lewis updates its policy guidelines in accordance with market trends, developments and the results of our ongoing consultations.

Board Diversity

The ESG Policy will now oppose the chair of the nominating committee, regardless of gender, for board gender diversity concerns, rather than only targeting male members of the committee. It has also standardized its approach to this matter such that it will look for boards to ensure that they are 30% diverse, unless a regional requirement requires that boards maintain a higher level, in which case, it will default to that requirement.

Human Rights Considerations

The ESG Policy has streamlined its approach to human rights, and will now oppose the chair of the board in instances that a company has not adopted a human rights policy, instead of requiring that companies be a participant in the United Nations Global Compact (“UNGC”) or adopt a human rights policy that is aligned with the standards set forth by the International Labour Organization (“ILO”) or the Universal Declaration on Human Rights (“UDHR”).

Sustainability Reporting

Given the changing nature of reporting frameworks, the ESG Policy has standardized its approach such that it will now vote against the chair of the committee responsible for overseeing environmental and social issues in instances where companies have not provided comprehensive sustainability reporting. This has replaced the previous policy whereby the ESG Policy will vote against the chair of the board in instances where companies either report against the recommendations of TCFD or in alignment with SASB standards.

Climate Considerations

Although the ESG Policy will continue to vote against the chair of the board in instances where companies have not established any forward-looking GHG emissions reduction targets, it will no longer require that companies adopt a net zero commitment or goal. The ESG Policy will also now vote against the chair of the committee responsible for overseeing environmental and social issues in instances where companies have not disclosed Scope 1 & 2 emissions.

Other Changes

A number of updates have been made to the Glass Lewis Benchmark Policy guidelines, which underpin and inform the ESG Policy. Further details can be found at www.glasslewis.com.

2026 ESG Thematic Voting Policy Guidelines	6

Introduction

Institutional investors are increasingly recognizing the importance of incorporating material environmental, social, and governance (ESG) factors into their investment processes. Active ownership on ESG issues will typically include also applying these considerations to proxy voting practices, and the ESG Policy allows clients to apply these enhanced ESG considerations when voting at the annual and special meetings of their portfolio companies.

The ESG Policy was designed for clients with a strong focus on environmental and social issues or as a supplemental voting policy for ESG-focused funds. This policy is also ideal for investors who would like to vote in a stakeholder-focused manner.

Implementation of the ESG Policy may vary market-to-market in accordance with regulatory requirements, corporate governance best practices, and other relevant standards in individual markets.

2026 ESG Thematic Voting Policy Guidelines	7

Election of Directors

Board of Directors

Boards are established in order to represent shareholders and protect their interests. The ESG Policy seeks boards that have a record for protecting shareholders and delivering value over the medium- and long-term. Boards that wish to protect and enhance the interests of shareholders should have sufficient levels of independence (the percentage varies by local market practice and regulations), boast a record of positive performance, have directors with diverse backgrounds, and appoint new directors that have a depth of relevant experience.

Board Composition

The ESG Policy examines a variety of elements to the board when voting on director elections. The policy looks at each individual on the board and explores their relationship with the company, the company’s executives and with other board members. This is to ensure and determine whether a director has an existing relationship with the company that is likely to impact any decision processes of that board member.

The biographical information provided by the company on the individual director is essential for investors to understand the background and skills of the directors of the board. This information should be provided in the company’s documents well in advance of the shareholder meeting, in order to give shareholders sufficient time to analyze the information. In cases where the company fails to disclose the names or backgrounds of director nominees, the ESG Policy may vote against or abstain from voting on the directors’ elections.

The ESG Policy will vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

Directors are formed into three categories based on an examination of the type of relationship they have with the company. The table below includes a breakdown of how Glass Lewis classifies these director relationships with the company.

2026 ESG Thematic Voting Policy Guidelines	8
Insider	Affiliate	Independent

Someone who serves as a	A director who has a material	No material financial, familial or
director and as an employee of	financial, familial or other	other current relationships with
the company	relationship with the company,	the company, it's executives or
	or its executives, but is NOT an	other board members except
	employee of the company	for service

May also include executive	A director who owns or	A director who owns, directly or
chairs (who act as an employee	controls, directly or indirectly	indirectly less than 10% of the
of the company or is paid as an	20% or more of the company's	company's voting stock (local
employee of the company)	voting stock (except where local	regulations and best practices
	regulations or best practices set	may set a different threshold)
a different threshold).

	A director who has been	A director who has not been
	employed by the company	employed by the company for a
	within the past 5 calendar years	minimum of 5 calendar years

	A director who performs	A director who is not involved in
	material consulting, legal,	any Related Party Transactions
	advisory, accounting or other	(RPT) with the company (most
	professional services for the	common RPTs - consulting,
	company	legal, and accounting/advisory
services)

>A director who is involved in
an "Interlocking Directorship"

Common other reasons the ESG Policy will vote against a director:

(i)A director who attends less than 75% of the board and applicable committee meetings.

(ii)A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

(iii)An affiliated director when the board is not sufficiently independent in accordance with market best practice standards.

(iv)An affiliate or insider on any of the key committees (audit, compensation, nominating) or an affiliate or insider on any of the key committees and there is insufficient independence on that committee, both of the above can vary in accordance with the markets best practice standards.

2026 ESG Thematic Voting Policy Guidelines	9

The following conflicts of interests may hinder a director’s performance and may result in a vote against:

(i)A director who sits on an excessive number of public company boards (see the relevant market guidelines for confirmation of the excessive amount).

(ii)Director, or a director whose immediate family member, or the firm at which the director is employed, provides material professional services to the company at any time during the past five years.

(iii)Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

(iv)Director with an interlocking directorship.

(v)All board members who served at a time when a poison pill with a term of longer than one year was adopted without shareholder approval within the prior twelve months.

(vi)A director who has received two against recommendations from the Glass Lewis Benchmark Policy for identical reasons within the prior year at different companies.

Board Independence

A board composed of at least two-thirds independent is most effective in protecting shareholders’ interests. Generally, the ESG Policy will vote against responsible directors if the board is less than two-thirds independent, however, this is also dependent on the market best practice standards.

Board Committee Composition

It is best practice to have independent directors serving on the audit, compensation, nominating and governance committees. As such, the ESG Policy will support boards with this structure and encourage change when this is not the case. However, board committee independence thresholds may vary depending on the market.

With respect to the creation of board committees and the composition thereof, the ESG Policy will generally support shareholder proposals requesting that companies create a committee to oversee material E&S issues, such as committees dedicated to climate change oversight or the oversight of public policy risks. The ESG Policy will also generally support shareholder proposals calling for the appointment of directors with specific expertise to the board, such as those requesting the appointment of an environmental expert or an individual with significant human rights expertise.

Board Diversity, Tenure and Refreshment

The ESG Policy acknowledges the importance of ensuring that the board is comprised of directors who have a diversity of skills, backgrounds, thoughts, and experiences. As such, having diverse boards benefits companies greatly by encompassing an array of different perspectives and insights.

In terms of board tenure and refreshment, the ESG Policy strongly supports routine director evaluations, including independent external reviews, and periodic board refreshment in order to enable a company to maintain a fresh set of ideas and business strategies in an ever-changing world and market. Having directors with diverse experiences and skills can strengthen the position of a company within the market. Therefore, the ESG Policy promotes refreshment within boards, as a lack of refreshment can lead to poor company performance. Thus, the ESG Policy may consider voting against directors with a lengthy tenure (e.g. over 12

2026 ESG Thematic Voting Policy Guidelines	10

years) when we identify significant performance or governance concerns indicating that a fresh perspective would be beneficial and there is no evidence of any plans of future board refreshment.

The ESG Policy will also evaluate a company’s policies and actions with respect to board refreshment and diversity. As a part of this evaluation, we will review the diversity of board members and support shareholder proposals to report on or increase board diversity. The nominating and governance committee, as an agent for the shareholders, is responsible for the governance by the board of the company and its executives. In performing this role, the committee is responsible and accountable for selection of objective and competent board members. To that end, the ESG Policy will: (i) vote against members of the nominating committee in the event that the board has an average tenure of over ten years and the board has not appointed a new nominee to the board in at least five years; (ii) vote against the incumbent nominating committee members in instances where the board of a large- or mid-cap company is comprised of fewer than 30% gender-diverse directors, or the local market requirement for gender diversity where higher; or (iii) vote against the members of the nominating committee where there is not at least one gender-diverse director on the board of a small-cap company.

The ESG Policy conducts a further level of analysis for U.S. companies included in the Russel 1000 index. For these companies, the ESG Policy will vote against members of the nominating and governance committee when they receive a “Poor” score in Glass Lewis’ Diversity Disclosure Assessment. The Diversity Disclosure Assessment is an analysis of companies’ proxy statement disclosure relating to board diversity, skills and the director nomination process. This assessment reflects how a company’s proxy statement presents: (i) the board’s current percentage of racial/ethnic diversity; (ii) whether the board’s definition of diversity explicitly includes gender and/or race/ethnicity; (iii) whether the board has adopted a policy requiring women and minorities to be included in the initial pool of candidates when selecting new director nominees (“Rooney Rule”); and (iv) board skills disclosure.

Director Overboarding

The ESG Policy will generally recommend that shareholders vote against a director who serves as an executive officer (other than executive chair) of any public company while serving on more than one external public company board, a director who serves as an executive chair of any public company while serving on more than two external public company boards, and any other director who serves on more than five public company boards.

Board Size

Although there is not a universally acceptable optimum board size, boards should have a minimum of five directors to ensure sufficient diversity in decision making and to enable the establishment of key committees with independent directors. Further, boards should not be composed of more than 20 directors as the board may suffer as a result of too many voices to be heard and have difficulty reaching consensus on issues with this number of members. As a result, the ESG Policy will generally vote against the chair of the nominating committee at a board with fewer than five directors or more than 20 directors.

2026 ESG Thematic Voting Policy Guidelines	11

Classified Boards

The ESG Policy favors the repeal of staggered boards in favor of the annual election of directors. Staggered boards are generally less accountable to shareholders than annually elected directors to the board. In addition, the annual election of directors encourages board members to focus on protecting the interests of shareholders. Further to this, if shareholders are unsatisfied with board members the annual election of directors allows them to voice these concerns.

Controlled Companies

The ESG Policy allows certain exceptions to the independence standards at controlled companies. The board’s main function is to protect shareholder interests, however, when an individual, entity, or group own more than 50% of the voting shares, the interests of majority shareholders are the interests of that entity or individual. As a result, the ESG Policy does not apply the usual two-thirds independence threshold on controlled companies instead it includes the following guidelines:

(i)As long as insiders and/or affiliates are connected to the controlling entity, the ESG Policy will accept the presence of non-independent board members.

(ii)The compensation, nominating, and governance committees do not need to consist solely of independent directors. However, the compensation committee should not have any insider members, but affiliates are accepted.

(iii)The board does not need an independent chair or an independent lead or presiding director.

(iv)The audit committee should consist solely of independent directors, regardless of the controlled status of the company.

Significant Shareholders

Significant shareholders are either an individual or an entity which holds between 20-50% of a company’s voting power, and the ESG Policy provides that shareholders should be allowed proportional representation on the board and in committees (excluding the audit committee) based on their percentage of ownership.

Director Performance and Oversight

The performance of board members is an essential element to understanding the board’s commitment to the company and to shareholders. The ESG Policy will look at the performance of individuals as directors and executives of the company and of other companies where they have served. Often a director’s past conduct is indicative of future conduct and performance.

The ESG Policy will typically vote against directors who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight, excessive compensation, audit or accounting- related issues, and other actions or indicators of mismanagement. However, the ESG Policy will also reevaluate the directors based on factors such as the length of time that has passed since the incident, the director’s role, and the severity of the issue.

2026 ESG Thematic Voting Policy Guidelines	12

Environmental and Social Oversight and Performance

The ESG Policy considers the oversight afforded to environmental and social issues. The ESG Policy looks to ensure that companies maintain appropriate board-level oversight of material risks to their operations, including those that are environmental and social in nature. When it is clear that these risks have not been properly managed or mitigated, the ESG Policy may vote against members of the board who are responsible for the oversight of environmental and social risks. In the absence of explicit board oversight of environmental and social issues, the ESG Policy may vote against members of the audit committee. In making these determinations, the ESG Policy will take into account the situation at hand, its effect on shareholder value, as well as any corrective action or other response made by the company.

Board-Level Oversight of Environmental and Social Risks

The insufficient oversight of environmental and social issues can present direct legal, financial, regulatory and reputational risks that could serve to harm shareholder interests. As a result, the ESG Policy promotes oversight structures that ensure that companies are mitigating attendant risks ad capitalizing on related opportunities to the best extent possible.

To that end, the ESG Policy looks to boards to maintain clear oversight of material risks to their operations, including those that are environmental and social in nature. These risks could include, but are not limited to, matters related to climate change, human capital management, diversity, stakeholder relations, and health, safety & environment.

The ESG Policy will review a company’s overall governance practices to identify which directors or board-level committees have been charged with oversight of environmental and/or social issues. Given the importance of the board’s role in overseeing environmental and social risks, the ESG Policy will vote against members of the governance committee that fails to provide explicit disclosure concerning the board’s role in overseeing these issues.

Climate Risk

Given the importance of companies mitigation and management of climate-related risks, the ESG Policy includes specific consideration for companies’ disclosure of and policies concerning climate change. Specifically, the ESG Policy will vote against the chair of the board in instances where companies have not established any forward- looking GHG emissions reduction targets. In this instance, if the chair of the board is also the company’s CEO, the ESG Policy will vote against the chair of the audit committee.

Further, the ESG Policy will oppose the chair of the committee responsible for oversight of environmental and social issues if the company does not have comprehensive sustainability reporting, which is generally defined as reporting on environmental and social issues beyond legal requirements and that is sufficient to allow shareholders to understand a company’s environmental and social initiatives and how it manages attendant risks. Additionally, the ESG Policy will vote against these board members if the company has not disclosed their Scope 1 & 2 emissions.

The ESG Policy also takes into consideration investors’ growing expectation for robust climate and sustainability disclosures. While all companies maintain exposure to climate-related risks, additional consideration should be given to, and disclosure should be provided by, those companies whose own GHG emissions represent a financially material risk. For companies with this increased risk exposure, the ESG Policy evaluates whether companies are providing clear and comprehensive disclosure regarding these risks, including how they are being

2026 ESG Thematic Voting Policy Guidelines	13

mitigated and overseen. Such information is crucial to allow investors to understand the company’s management of this issue as well as the potential impact of a lower carbon future on the company’s operations.

In line with this view, the ESG Policy will carefully examine the climate-related disclosures provided by large-cap companies with material exposure to climate risk stemming from their own operations,1 as well as companies where their emissions, climate impacts, or stakeholder scrutiny thereof, represent an outsized, financially material risk, in order to assess whether they have produced disclosures in line with the recommendations of the Task Force on Climate-related Financial Disclosures (TCFD), IFRS S2 Climate-related Disclosures, or other equivalent climate reporting framework. The ESG Policy will also assess whether these companies have disclosed explicit and clearly defined board-level oversight responsibilities for climate-related issues. In instances where either (or both) of these disclosures are found to be absent or significantly lacking, the ESG Policy may recommend voting against the chair of the committee (or board) charged with oversight of climate-related issues, or if no committee has been charged with such oversight, the chair of the governance committee. Further, the ESG Policy may extend this recommendation on this basis to additional members of the responsible committee in cases where the committee chair is not standing for election due to a classified board, or based on other factors, including the company’s size, industry and its overall governance profile. In instances where appropriate directors are not standing for election, the ESG Policy may, instead, recommend shareholders vote against other matters that are up for a vote, such as the ratification of board acts, or the accounts and reports proposal.

Stakeholder Considerations

In order to drive long-term shareholder value, companies require a social license to operate. A lack of consideration for stakeholders can present legal, regulatory, and reputational risks. With this view, the ESG Policy will vote against the chair of the board in instances where companies have not adopted a human rights policy.

For U.S. companies listed in the S&P 500 index, the ESG Policy will also evaluate whether companies have provided sufficient disclosure concerning their workforce diversity. In instances where these companies have not disclosed their full EEO-1 reports, the ESG Policy will vote against the nominating and governance chair.

Review of Risk Management Controls

The ESG Policy evaluates the risk management function of a public company on a case-by-case basis. Companies, particularly financial firms, should have a dedicated risk committee, or a committee on the board in charge of risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive of the company. When analyzing the risk management practices of public companies, the ESG Policy takes note of any significant losses or write-downs on financial assets and/or structured transactions. In cases where a company has disclosed a sizable loss or write-down, and where the company’s board-level risk committee’s poor oversight contributed to the loss, the ESG Policy will vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but

1This policy will generally apply to companies in the following SASB-defined industries: agricultural products, air freight & logistics, airlines, chemicals, construction materials, containers & packaging, cruise lines, electric utilities & power generators, food retailers & distributors, health care distributors, iron & steel producers, marine transportation, meat, poultry & dairy, metals & mining, non-alcoholic beverages, oil & gas, pulp & paper products, rail transportation, road transportation, semiconductors, waste management.

2026 ESG Thematic Voting Policy Guidelines	14

fails to disclose any explicit form of board-level risk oversight (committee or otherwise), the ESG Policy may vote against the chair of the board on that basis.

Slate Elections

In some countries, in particular Italy, companies elect their board members as a slate, whereby shareholders are unable to vote on the election of an individual director, but rather are limited to voting for or against the board as a whole. The ESG Policy will generally support the slate if no major governance or board-related concerns have been raised in the analysis, and the slate appears to support and protect the best interests of all shareholders.

Board Responsiveness

Majority-Supported Shareholder Proposals

The ESG Policy expects clear action from a board when shareholder proposals receive support from a majority of votes cast (excluding abstentions and broker non-votes). This may include fully implementing the request of the shareholder proposal and/or engaging with shareholders on the issue and providing sufficient disclosures to address shareholder concerns. When a board fails to demonstrate appropriate responsiveness to this issue, the ESG Policy will generally recommend against members of the nominating and governance committee.

Significantly Supported Shareholder Proposals

When shareholder proposals receive significant support (generally more than 30% but less than majority of votes cast), an initial level of board responsiveness is warranted. In instances where a shareholder proposal has received at least 30% shareholder support, the ESG Policy will look to boards to engage with shareholders on the issue and provide disclosure addressing shareholder concerns and outreach initiatives.

At controlled companies and companies that have multi-class share structures with unequal voting rights, the ESG Policy will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted.

Separation of the Roles of CEO and Chair

The separation of the positions of CEO and chair creates a better and more independent governance structure than a combined CEO/chair position. The role of executives is to manage the business based on the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving their goals as set out by the board. This would become more complicated if they also held the position of chair, as it would be difficult for them to fulfil the duty of being both the overseer and policy setter when they, the CEO/chair control both the agenda and boardroom.

The ESG Policy views an independent chair as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. Such oversight and concern for shareholders allows for a more proactive and effective board of directors that is better able to look out for the interests of shareholders.

2026 ESG Thematic Voting Policy Guidelines	15

Furthermore, it is the board’s responsibility to select a chief executive to best serve the company and its shareholders and to replace this person when his or her duties have not been appropriately fulfilled. Such a replacement becomes more difficult and happens less frequently when the chief executive is also in the position of overseeing the board.

Even considering the above, the ESG Policy will not vote against CEOs who also chair the board. However, the ESG Policy will generally support separating the positions of CEO and chair whenever the question is posed in the form of a shareholder proposal.

In the absence of an independent chair, the ESG Policy will support the appointment of a presiding or lead independent director with authority to set the agenda for the meeting and to lead sessions. In the case where the company has neither an independent chair nor independent lead director, the ESG Policy may vote against the chair of the governance committee.

Governance Following an IPO or Spin-Off

Companies that have recently completed an initial public offering (IPO), or spin-off should be given adequate time to fully adjust and comply with marketplace listing requirements and meet basic corporate governance standards. The ESG Policy generally allows the company a one-year period following the IPO to comply with these requirements and as such refrains from voting based on governance standards (e.g., board independence, committee membership and structure, meeting attendance, etc.).

However, there are some cases that warrant shareholder action against the board of a company that have completed an IPO or spin-off in the past year. The ESG Policy will evaluate the terms of applicable governing documents when determining the recommendations and whether the shareholders rights will be severely restricted. In order to come to a conclusion the following points will be considered:

1.The adoption of anti-takeover provisions such as a poison pill or classified board;

2.Supermajority vote requirements to amend governing documents;

3.The presence of exclusive forum or fee-shifting provisions;

4.Whether shareholders can call special meetings or act by written consent;

5.The voting standard provided for the election of directors;

6.The ability of shareholders to remove directors without cause;

7.The presence of evergreen provisions in the company’s equity compensation arrangements; and

8.The presence of a multi-class share structure which does not afford common shareholders voting power that is aligned with their economic interest.

Anti-takeover provisions can negatively impact future shareholders who (except for electing to buy or sell the stock) are unable to weigh in on matters that might negatively impact their ownership interest. In cases where the anti-takeover provision was adopted prior to the IPO, the ESG Policy may vote against the members of the board who served when it was adopted if the board:

(i)Did not also commit to submit the anti-takeover provision to a shareholder vote at the company’s next shareholder meeting following the IPO; or

(ii)Did not provide a sound rationale or sunset provision for adopting the anti-takeover provision.

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Financial Reporting

Accounts and Reports

Excluding situations where there are concerns surrounding the integrity of the statements/reports, the ESG Policy will generally vote for Accounts and Reports proposals.

Where the required documents have not been published at the time that the vote is cast, the ESG Policy will typically abstain from voting on this proposal.

Income Allocation (Distribution of Dividends)

The ESG Policy will generally vote for proposals concerning companies’ distribution of dividends. However, particular scrutiny will be given to cases where the company’s dividend payout ratio is exceptionally low or excessively high relative to its peers, and where the company has not provided a satisfactory explanation for this disparity.

Appointment of Auditors and Authority to Set Fees

The role of the auditor is crucial in protecting shareholder value. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders. Because of the importance of the role of the auditor, rotating auditors is an important safeguard against the relationship between the auditor and the company becoming too close, resulting in a lack of oversight due to complacency or conflicts of interest. Accordingly, the ESG Policy will vote against auditor ratification proposals in instances where it is clear that a company’s auditor has not been changed for 20 or more years.

In instances where a company has retained an auditor for fewer than 20 years, the ESG Policy will generally support management’s recommendation for the selection of an auditor, as well as the board’s authority to fix auditor fees. However, there are a number of exceptions to this policy, and the ESG Policy will vote against the appointment of the auditor and/or the authorization of the board to set auditor fees in the following scenarios:

ξThe independence of an incumbent auditor or the integrity of the audit has been compromised.

ξAudit fees combined with audit-related fees total less than one-half of total fees.

ξThere have been any recent restatements or late filings by the company and responsibility for such can be attributed to the auditor (e.g., a restatement due to a reporting error).

ξThe company has aggressive accounting policies.

ξThe company has poor disclosure or lack of transparency in financial statements.

ξThere are other relationships, or issues of concern, with the auditor that might suggest a conflict of interest.

ξThe company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

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Compensation

Compensation Reports and Compensation Policies

Depending on the market, compensation report and policy vote proposals may be either advisory or binding (e.g. in the UK a non-binding compensation report based upon the most recent fiscal year is voted upon annually, and a forward-looking compensation policy will be subject to a binding vote every three years).

In all markets, company filings are evaluated closely to determine how well information pertinent to compensation practices has been disclosed, the extent to which overall compensation is tied to performance, which performance metrics have been employed, as well as how the company’s remuneration practices compare to that of its peers.

The ESG Policy will vote against the approval of a compensation report or policy in the following scenarios:

ξThere is a significant disconnect between pay and performance;

ξPerformance goals and metrics are inappropriate or insufficiently challenging;

ξThere is a lack of disclosure regarding performance metrics as well as a lack of clarity surrounding the implementation of these metrics.

ξShort-term (e.g., generally less than three year) performance measurement is weighted excessively in incentive plans;

ξExcessive discretion is afforded to, or exercised by, management or the Compensation Committee to deviate from defined performance metrics and goals in determining awards;

ξEx gratia or other non-contractual payments have been made and the reasoning for this is inadequate.

ξGuaranteed bonuses are established;

ξEgregious or excessive bonuses, equity awards or severance payments have been granted;

ξExcessive increases (e.g. over 10%) in fixed payments, such as salary or pension entitlements, that are not adequately justified

ξWhere there is an absence of structural safeguarding mechanisms such as clawback and malus policies included in the Incentive plan.

Linking Compensation to Environmental and Social Issues

On top of Glass Lewis’ robust evaluation of companies’ compensation plans, the ESG Policy will evaluate if, and to what extent, a company has provided a link between compensation and environmental and social criteria. In most markets, should a company not provide any environmental or social considerations in its remuneration scheme and serious pay-for-performance concerns have been identified, the ESG Policy will vote against the proposed plan. The ESG Policy will also support shareholder resolutions requesting the inclusion of sustainability metrics in executive compensation plans.

Long-Term Incentive Plans

The ESG Policy recognizes the value of equity-based incentive programs. When used appropriately, they provide a means of linking an employee’s pay to a company’s performance, thereby aligning their interests with those of

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shareholders. In addition, equity-based compensation can be an effective way to attract, retain and motivate key employees.

In order to allow for meaningful shareholder review, incentive programs should generally include:

(i)specific and appropriate performance goals;

(ii)a maximum award pool; and

(iii)a maximum award amount per employee.

In addition, the payments made should be reasonable relative to the performance of the business and total compensation paid to those included under the plan should be in line with compensation paid by the company’s peers.

Performance-Based Equity Compensation

The ESG Policy supports performance-based equity compensation plans for senior executives; where it is warranted by both their performance, and that of the company. While it is unnecessary to base equity-based compensation for all employees to company performance, placing such limitations on grants to senior executives is considered advisable (although in specific scenarios equity-based compensation granted to senior executives without performance criteria is acceptable under Benchmark Policy guidelines, such as in the case of moderate incentive grants made in an initial offer of employment). While it is not uncommon for a board to state that tying equity compensation to performance goals may hinder them in attracting, and retaining, talented executives, the ESG Policy takes the stance that performance-based compensation aids in aligning executive interests to that of shareholders, and as such will support the company in achieving its objectives.

The ESG Policy will generally vote in favor of all performance-based option or share schemes; with the exception of plans that include a provision to allow for the re-testing of performance conditions; for which a vote against is recommended.

Director Compensation

The ESG Policy supports non-employee directors receiving an appropriate form, and level, of compensation for the time and effort they spend serving on the board and its committees; and director fees being at a level that allows a company to retain and attract qualified individuals. The ESG Policy compares the cost of director compensation to that of peer companies with similar market capitalizations in the same country so that compensation plans may be evaluated thoroughly, and a fair vote outcome reached.

Retirement Benefits for Directors

The ESG Policy will typically vote against the granting of retirement benefits to non-executive directors. Such extended payments can impair the objectivity and independence of these board members. Initial, and annual fees should be of a level that provides appropriate compensation to directors throughout their service to the company.

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Limits on Executive Compensation

As a general rule, shareholders should not seek to micromanage executive compensation programs. Such matters should be left to the board’s compensation committee. The election of directors, and specifically those who sit on the compensation committee, is viewed as an appropriate mechanism for shareholders to express their support, or disapproval, of board policy on this issue. Further, companies whose pay-for-performance is in line with their peers should be granted the flexibility to compensate their executives in a manner that drives sustainable growth. However, the ESG Policy favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if a chief executive’s pay is capped at a low level rather than flexibly tied to the performance of the company.

Pay-for-Performance

An integral part of a well-structured remuneration package is a successful link between pay and performance. Glass Lewis’s proprietary pay-for-performance model, which serves as the ESG Policy’s primary quantitative analysis, was developed to better evaluate the link between pay and performance. Generally, remuneration and performance are measured against a peer group of appropriate companies that may overlap, to a certain extent, with a company’s self-disclosed peers. This quantitative analysis provides a consistent framework and historical context to determine how well companies link executive remuneration to relative performance. Glass Lewis’s methodology takes a scorecard-based approach in evaluating pay-and-performance alignment. Final alignment scores are determined by the weighted sum of up to five tests, each with their own severity rating. Overall scores and ratings range as follows:

ξSevere Concern: 0 to 20 points

ξHigh Concern: 21 to 40 points

ξMedium Concern: 41 to 60 points

ξLow Concern: 61 to 80 points

ξNegligible Concern: 81 to 100 points

The individual tests are as follows:

ξTotal vested CEO pay vs. TSR:

ξTotal vested CEO pay vs. financial performance;

ξCEO STI payouts (in relation to maximum opportunity) vs. TSR;

ξCEO LTI payouts (in relation to maximum opportunity) vs. TSR;

oAlternative test for STI and LTI payout: Total vested CEO pay vs. company size measures as multiple of median;

ξQualitative downward modifier.

Separately, a specific comparison between the company’s executive pay and its peers’ executive pay levels may be discussed in the analysis of the remuneration report proposals for additional insight into the score. Likewise, a specific comparison between the company’s performance and its peers’ performance may be reflected in the analysis for further context.

Companies that demonstrate a weaker link (an overall rating of “Severe Concern” or “High Concern”) are more likely to receive a negative recommendation under the ESG Policy; however, other qualitative factors are

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considered in developing recommendations as each company is reviewed on a case-by-case basis. These additional factors include, but are not limited to, the consideration of competitors based in other regions (and, therefore, excluded from the peer group utilized by the model), overall incentive structure, trajectory of the program and disclosed future changes, the operational, economic and business context for the year in review, reasonable payout levels, or the presence of compelling disclosure explaining any deviation from best practice. These factors may provide sufficient rationale for the ESG Policy to recommend in favor of a proposal, even there is an identified disconnect between pay and performance.

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Governance Structure

Amendments to the Articles of Association

The ESG Policy will evaluate proposed amendments to a company’s articles of association on a case-by-case basis. The ESG Policy is generally opposed to bundling several amendments under a single proposal as it prevents shareholders from evaluating each amendment on its own merits. In cases, where it is a bundled amendment, the ESG Policy will evaluate each amendment individually and only support the proposal if, in the aggregate, the amendments are in the best interests of shareholders.

Anti-Takeover Measures

Multi-Class Share Structures

The ESG Policy views multi-class share structures as not in the best interests of shareholders and, instead, is in favor of one vote per share. This structure operates as a safeguard for common shareholders by ensuring that those who hold a significant minority of shares are still able to weigh in on issues set forth by the board. The economic stake of each shareholder should match their voting power and that no small group of shareholders, family or otherwise, should have differing voting rights from those of all other shareholders.

The ESG Policy considers a multi-class share structure as having the potential to negatively impact the overall corporate governance of a company. Companies should have share class structures that protect the interests of non-controlling shareholders as well as any controlling entity. Therefore, the ESG Policy will generally vote in favor of recapitalization proposals to eliminate multi-class share structures. Similarly, the ESG Policy will typically vote against proposals to adopt a new class of common stock.

Cumulative Voting

When voting on cumulative voting proposals, the ESG Policy will factor in the independence of the board and the company’s governance structure. Cumulative voting is often found on ballots at companies where independence is lacking and where the appropriate balances favoring the interests of shareholders are not in place. However, cumulative voting increases the ability of minority shareholders to elect a director by allowing shareholders to cast as many shares of stock they own multiplied by the number of directors to be elected. Cumulative voting allows shareholders to cast all their votes for one single nominee, or a smaller number of nominees than up for election, thereby raising the likelihood of electing one or more of their preferred nominees to the board. Accordingly, cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. As a result, the ESG Policy will typically vote in favor proposals concerning cumulative voting.

However, in the case where the company has adopted a true majority vote standard (i.e., where a director must receive a majority of votes cast to be elected, as opposed to a modified policy indicated by a resignation policy only), the ESG Policy will vote against cumulative voting proposals due to the incompatibility of the two election methods. For companies, that have not adopted the true majority vote standard but have some form of majority voting, the ESG Policy will also vote against cumulative voting proposals if the company has also not adopted anti-takeover provisions and has been responsive to shareholders.

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In instances where a company has not adopted majority voting standards and is facing both an election on the adoption of majority voting and a proposal to adopt cumulative voting, the ESG Policy will support only the majority voting proposal.

Fair Price Provision

Fair price provisions, which are rare, require that certain minimum price and procedural requirements to be observed by any party that acquires more than a specified percentage of a corporation's common stock. The intention of this provision is to protect minority shareholder value when an acquirer seeks to accomplish a merger or other transaction which would eliminate or change the rights of the shareholder. Fair price provisions sometimes protect the rights of shareholders in a takeover situation. However, more often than not they act as an impediment to takeovers, potentially limiting gains to shareholders from a variety of transactions that could potentially increase share price. As a result, the ESG Policy will generally oppose fair price provisions.

Supermajority Vote Requirements

The ESG Policy favors a simple majority voting structure except where a supermajority voting requirement is explicitly intended to protect the rights of minority shareholders in a controlled company. In the case of non- controlled companies, supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to their interests. For example, supermajority vote requirements can strongly limit the voice of shareholders in making decisions on critical matters such as the selling of the business. Supermajority vote requirements can also allow small groups of shareholders to overrule and dictate the will of the majority of shareholders. Thus, having a simple majority is appropriate for protecting the rights of all shareholders.

Poison Pills (Shareholder Rights Plan)

The ESG Policy will generally oppose companies’ adoption of poison pills, as they can reduce management accountability by substantially limiting opportunities for corporate takeovers. As a result, rights plans can prevent shareholders from receiving a buy-out premium for their stock. Generally, the ESG Policy will vote against these plans to protect their financial interests. While boards should be given wide latitude in directing the activities of the company and charting the company’s course, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, shareholders should be allowed to vote on whether or not they support such a plan’s implementation. In certain limited circumstances, the ESG Policy will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable ‘qualifying offer’ clause.

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Increase in Authorized Shares

Adequate capital stock is important to a company’s operation. When analyzing a request for additional shares, the ESG Policy will typically review four common reasons why a company may need additional capital stock:

1.	Stock Split	Three Metrics:
(a) Historical stock pre-split price (if any)
(b) Current price relative to the company’s
most common trading price over the past
52 weeks
(c) Some absolute limits on stock price (that
will either make the split appropriate or
would produce an unreasonable price)
2.	Shareholder Defenses	Additional authorized shares could be used to
bolster takeover defenses such as a poison pill.
The proxy filings often discuss the usefulness of
additional shares in defending against a hostile
takeover.

3.	Financing for Acquisitions	Examine whether the company has a history of
using stock for acquisitions and attempts to
determine what levels of stock have generally
been required to accomplish such transactions.

4.	Financing for Operations	Review the company’s cash position and its
ability to secure financing through borrowing or
other means.

The ESG Policy will generally support proposals when a company could reasonably use the requested shares for financing, stock splits and stock dividends, as having adequate shares to allow management to make quick decisions and effectively operate the business is critical. The ESG Policy favors that, when a company is undertaking significant transactions, management will justify its use of additional shares rather than providing a blank check in the form of large pools of unallocated shares available for any purpose.

Generally, the ESG Policy will support proposals to increase authorized shares up to 100% of the number of shares currently authorized unless, after the increase the company would be left with less than 30% of its authorized shares outstanding. In markets where such authorities typically also authorize the board to issue new shares without separate shareholder approval, the ESG Policy applies the policy described below on the issuance of shares.

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Issuance of Shares

The issuance of additional shares generally dilutes existing shareholders in most circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. In cases where a company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, the ESG Policy will typically vote against the authorization of additional shares. In the case of a private placement, the ESG Policy will also factor in whether the company is offering a discount to its share price.

Generally, the ESG Policy will support proposals to authorize the board to issue shares (with pre-emptive rights) when the requested increase is equal to or less than the current issued share capital. The authority of these shares should not exceed five years unless that is the market best practice. In accordance with the different market practices, the specific thresholds for share issuance can vary. And, as a result, the ESG Policy will vote on these proposals on a case-by-case basis.

The ESG Policy will also generally support proposals to suspend pre-emption rights for a maximum of 5-20% of the issued ordinary share capital of the company, depending on best practice in the country in which the company is located. This authority should not exceed five years, or less for some countries.

Repurchase of Shares

The ESG Policy typically supports proposals to repurchase shares when the plan includes the following provisions:

(i)A maximum number of shares which may be purchased (typically not more than 10-15% of the issued share capital); and

(ii)A maximum price which may be paid for each share (as a percentage of the market price).

Reincorporation

A company is in the best position to determine the appropriate jurisdiction of incorporation. The ESG Policy will factor in several elements when a management proposal to reincorporate the company is put to vote. These elements include reviewing the relevant financial benefits, generally related to incorporate tax treatment, as well as changes in corporate governance provisions, especially those related to shareholder rights, resulting from the change in domicile. In cases where the financial benefits are too small to be meaningful and there is a decrease in shareholder rights, the ESG Policy will vote against the transaction.

Tax Havens

The ESG Policy evaluates a company’s potential exposure to risks related to a company’s tax haven policies on an as-needed basis and will support shareholder proposals requesting that companies report on the risks associated with their use of tax havens or that request that companies adopt policies to discontinue operations or withdraw from tax havens. The ESG Policy will also vote against reincorporation proposals when companies have proposed to redomicile in known tax havens.

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Advance Notice Requirements

Typically, the ESG Policy will recommend vote against provisions that would require advance notice of shareholder proposals or of director nominees. Advance notice requirements typically range between three to six months prior to the annual meeting. These requirements often make it impossible for a shareholder who misses the deadline to present a shareholder proposal or director nominee that may be in the best interests of the company. Shareholders should be able to review and vote on all proposals and director nominees and are able to vote against proposals that appear with little prior notice. Therefore, by setting advance notice requirements it limits the opportunity for shareholders to raise issues that may arise after the window closes.

Transaction of Other Business

In general, the ESG Policy will vote against proposals that put the transaction of other business items proposal up for vote at an annual or special meeting, as granting unfettered discretion is unwise.

Anti-Greenmail Proposals

The ESG Policy will support proposals to adopt a provision preventing the payment of greenmail, which would serve to prevent companies from buying back company stock at significant premiums from a certain shareholder. The anti-greenmail provision helps to protect the company as it requires that a majority of shareholders other than the majority shareholder approve the buyback, thus, eliminating cases where a majority shareholder could attempt to charge a board a large premium for the shares.

Virtual-Only Shareholder Meetings

A growing number of companies have elected to hold shareholder meetings by virtual means only. The ESG Policy supports companies allowing a virtual option alongside an in-person meeting, so long as the shareholder interests are not compromised. Without proper controls, conducting a virtual-only meeting of shareholders could eliminate or significantly limit the rights of shareholders to confront, and ask management on any concerns they may have. When companies decide to only hold virtual-only meetings, the ESG Policy will examine the level of disclosure provided by the company on the virtual meeting procedures and may vote against members of the nominating and governance committee if the company does not provide disclosure assuring that shareholders will be afforded the same rights and opportunities to participate as they would at an in-person meeting.

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Mergers, Acquisitions &

Contested Meetings

For merger and acquisition proposals, the ESG Policy undertakes a thorough examination of all elements of the transactions and determine the transaction’s likelihood of maximizing shareholder return. In order to make a voting recommendation, the ESG Policy will examine the process conducted, the specific parties and individuals involved in negotiating an agreement, as well as the economic and governance terms of the proposal.

In the case of contested merger situations, or board proxy fights, the ESG Policy will evaluate the plan presented by the dissident party and how, if elected, it plans to enhance or protect shareholder value. The ESG Policy will also consider any concerns presented by the board, including any plans for improving the performance of the company, when making the ultimate recommendation. In addition, the ESG Policy will support shareholder proposals asking a company to consider the effects of a merger, spin-off, or other transaction on its employees and other stakeholders.

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Shareholder Proposals

The ESG Policy has a strong emphasis on enhancing the environmental, social and governance performance of companies. Accordingly, the ESG Policy will be broadly supportive of environmental and social shareholder proposals aimed at enhancing a company’s policies and performance with respect to such issues. The ESG Policy will carefully examine each proposal’s merits in order to ensure it seeks enhanced environmental disclosure and/or practices, and is not conversely aimed at limiting environmental or social disclosure or practices. Accordingly, the ESG Policy will not support proposals aimed at limiting or rescinding companies’ ESG-related disclosures, goals or initiatives

Governance Proposals

The ESG Policy supports increased shareholder participation and access to a company and its board of directors. Accordingly, the ESG Policy will generally vote in favor of initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, the adoption and amendment of proxy access bylaws, the elimination/reduction of supermajority provisions, the declassification of the board, the submission of shareholder rights’ plans to a shareholder vote, and the principle of one share, one vote.

The ESG Policy will also support proposals aimed at increasing the diversity of boards or management as well as those requesting additional information concerning workforce diversity and the adoption of more inclusive nondiscrimination policies. Further, the ESG Policy will support enhanced oversight of environmental and social issues at the board level by supporting resolutions calling for the creation of an environmental or social committee of the board or proposals requesting that the board adopt a subject-matter expert, such as one with deep knowledge and experience in human rights or climate change-related issues. The ESG Policy will also generally vote for proposals seeking to increase disclosure of a company’s business ethics and code of conduct, as well as of its activities that relate to social welfare.

Environmental Proposals

The ESG Policy will generally support proposals regarding the environment, including those seeking improved sustainability reporting and disclosure about company practices which impact the environment. The ESG Policy will vote in favor of increased disclosure of a company’s environmental risk through company-specific disclosure as well as compliance with international environmental conventions and adherence to environmental principles. Similarly, the ESG Policy will support proposals requesting companies develop greenhouse gas emissions reduction goals, comprehensive recycling programs, and other proactive means to mitigate a company’s environmental footprint.

The ESG Policy will also vote for proposals seeking that companies provide certain disclosures or adopt certain policies related to mitigating their climate change-related risks. For example, regardless of industry, the ESG Policy will support proposals requesting that companies disclose information concerning their scenario analyses or that request the company provide disclosure in line with certain globally-recognized environmental and social reporting recommendations. Further, the ESG Policy will support proposals requesting that a company consider energy efficiency and renewable energy sources in its project development and overall business strategy.

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The ESG Policy will also evaluate a company’s impact on the environment, in addition to the regulatory risk a company may face by not adopting environmentally responsible policies.

Say on Climate

Shareholder Proposals

Beginning in 2021, companies began placing management proposals on their ballots that ask shareholders to vote on their climate transition plans, or a Say on Climate vote. The ESG Policy will generally recommend in favor of shareholder proposals requesting that companies adopt a Say on Climate vote.

Management Proposals

When evaluating management-sponsored votes seeking approval of climate transition plans the ESG Policy looks to the board to provide information concerning the governance of the Say on Climate vote. Specifically, the ESG Policy evaluates whether companies provide sufficient disclosure concerning the board’s role in setting strategy in light of this vote, and how the board intends to interpret the vote results for the proposal. In instances where disclosure concerning the governance of the Say on Climate vote is not present, the ESG Policy will either abstain, or, depending on the quality of the plan presented, will vote against the proposal.

The ESG Policy also looks to companies to clearly articulate their climate plans in a distinct and easily understandable document, this disclosure, it is important that companies clearly explain their goals, how their GHG emissions targets support achievement of broader goals (i.e. net zero emissions goals), and any foreseeable obstacles that could hinder their progress on these initiatives.

When evaluating these proposals, the ESG Policy will take into account a variety of factors, including: (i) the request of the resolution (e.g., whether companies are asking shareholders to approve its disclosure or its strategy); (ii) the board’s role in overseeing the company’s climate strategy; (iii) the company’s industry and size;

(iv)whether the company’s GHG emissions targets and the disclosure of these targets appear reasonable in light of its operations and risk profile; and (iv) where the company is on its climate reporting journey (e.g., whether the company has been reporting and engaging with shareholders on climate risk for a number of years or if this is a relatively new initiative). In addition, the ESG Policy will closely evaluate any stated net zero ambitions or targets. If these goals are absent, the ESG Policy will generally vote against management Say on Climate proposals.

Social Proposals

The ESG Policy will support proposals requesting that a company develop sustainable business practices, such as animal welfare policies, human rights policies, and fair lending policies. Furthermore, the ESG Policy will support reporting and reviewing a company’s political and charitable spending as well as its lobbying practices. In addition, the ESG Policy will support proposals requesting that companies cease political spending or associated activities.

The ESG Policy will also generally support enhancing the rights of workers, as well as considering the communities and broader constituents in the areas in which companies do business. Accordingly, the ESG Policy will generally vote for proposals requesting that companies provide greater disclosure regarding impact on local stakeholders, workers’ rights and human rights in general. In addition, the ESG Policy will support proposals for

2026 ESG Thematic Voting Policy Guidelines	29

companies to adopt or comply with certain codes of conduct relating to labor standards, human rights conventions, and corporate responsibility at large. The ESG Policy will also support proposals requesting independent verification of a company’s contractors’ compliance with labor and human rights standards. In addition, the ESG Policy supports the International Labor Organization standards and encourage companies to adopt such standards in its business operations.

The ESG Policy will provide for a review of the performance and oversight of certain directors in instances in which a company is found to have violated international human rights standards. Pursuant to the ESG Policy, if directors have not adequately overseen the overall business strategy of the company to ensure that basic human rights standards are met or if a company is subject to regulatory or legal action with a foreign government or entity due to human rights violations, the Policy may vote against directors taking into account the severity of the violations and the outcome of the claims.

The ESG Policy also generally votes in favor of proposals seeking increased disclosure regarding public health and safety issues, including those related to product responsibility. In particular, the ESG Policy supports proposals calling for the labeling of the use of genetically modified organisms (GMOs), the elimination or reduction of toxic emissions and use of toxic chemicals in manufacturing, and the prohibition of tobacco sales to minors. The ESG Policy also supports proposals seeking a report on a company’s drug reimportation guidelines, as well as on a company’s ethical responsibility as it relates to drug distribution and manufacture. The ESG Policy further supports proposals related to worker safety and companies’ compliance with internationally recognized human rights or safety standards.

Compensation Proposals

The ESG Policy recognizes that ESG performance factors should be an important component of the overall consideration of proper levels of executive performance and compensation. Therefore, the ESG Policy generally votes in favor of proposals seeking to tie executive compensation to performance measures such as compliance with environmental regulations, health and safety regulations, nondiscrimination laws and compliance with international human rights standards. Furthermore, the ESG Policy will generally support proposals that seek to evaluate overall director performance based on environmental and social criteria.

The ESG Policy will support proposals seeking to prohibit or require more disclosure about stock hedging and pledging by executives. The ESG Policy will also generally support proposals requesting that companies adopt executive stock retention policies and prohibiting the accelerated vesting of equity awards. Furthermore, the ESG Policy will vote in favor of shareholder proposals to link pay with performance, to eliminate or require shareholder approval of golden coffins, and to clawback unearned bonuses. Finally, the ESG Policy will support proposals requesting disclosure from companies regarding gender pay inequity and company initiatives to reduce the gap in compensation paid to women compared to men.

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DISCLAIMER

© 2025 Glass, Lewis & Co., and/or its affiliates. All Rights Reserved.

This document is intended to provide an overview of the Glass Lewis ESG thematic proxy voting policy. These guidelines are meant to be an option for institutional investors interested in aligning their proxy voting with the named theme and can be fully customized by clients to reflect their investment strategies and views.

The information included herein is not intended to be exhaustive and does not address all potential voting issues. Glass Lewis’ proxy voting guidelines, as they generally apply to certain issues or types of proposals, are further explained in supplemental guidelines and reports that are made available on Glass Lewis’ website

–http://www.glasslewis.com. None of Glass Lewis’ guidelines have been set or approved by the U.S. Securities and Exchange Commission or any other regulatory body. Additionally, none of the information contained herein is or should be relied upon as investment advice. The content of this document has been developed based on Glass Lewis’ experience with proxy voting and corporate governance issues, engagement with clients and issuers, and review of relevant studies and surveys, and has not been tailored to any specific person or entity. Glass Lewis’ proxy voting guidelines are grounded in corporate governance best practices, which often exceed minimum legal requirements. Accordingly, unless specifically noted otherwise, a failure to meet these guidelines should not be understood to mean that the company or individual involved has failed to meet applicable legal requirements.

No representations or warranties express or implied, are made as to the accuracy or completeness of any information included herein. In addition, Glass Lewis shall not be liable for any losses or damages arising from or in connection with the information contained herein or the use, reliance on, or inability to use any such information. Glass Lewis expects its subscribers possess sufficient experience and knowledge to make their own decisions entirely independent of any information contained in this document and subscribers are ultimately and solely responsible for making their own decisions, including, but not limited to, ensuring that such decisions comply with all agreements, codes, duties, laws, ordinances, regulations, and other obligations applicable to such subscriber.

All information contained in this report is protected by law, including, but not limited to, copyright law, and none of such information may be copied or otherwise reproduced, repackaged, further transmitted, transferred, disseminated, redistributed or resold, or stored for subsequent use for any such purpose, in whole or in part, in any form or manner, or by any means whatsoever, by any person without Glass Lewis’ prior written consent. The foregoing includes, but is not limited to, using these guidelines, in any manner and in whole or in part, in connection with any training, self-improving, or machine learning software, algorithms, hardware, or other artificial intelligence tools or aids of any kind, including, without limitation, large language models or other generative artificial intelligence platforms or services, whether proprietary to you or a third party, or generally available (collectively, “AI”) as well as any services, products, data, writings, works of authorship, graphics, pictures, recordings, any electronic or other information, text or numerals, audio or visual content, or materials of any nature or description generated or derived by or using, in whole or in part, AI.

2026 ESG Thematic Voting Policy Guidelines	32

Mirror Voting Policy

Under this policy, the proportionate ownership position will be voted in approximately the same proportions as votes cast for the meeting by other shareholders of the security. In instances where proportionate voting cannot be reasonably executed due to operational considerations or other issues, inclusive of meetings at which the election of directors is contested, the fund will leave the proportionate shares unvoted. The proportionate votes will be based on the votes that have been cast by beneficial owners of a portfolio security in Broadridge’s network generally as of the day prior to the applicable meeting and, as such, will not reflect all votes that are ultimately cast at the meeting.

SAI 075 032026

PART C
VANGUARD OHIO TAX-FREE FUNDS
OTHER INFORMATION
Item 28. Exhibits
(a)	Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 45, dated March 28, 2018, is hereby incorporated by reference.
(b)	By-Laws, Amended and Restated By-Laws, filed with Post-Effective Amendment No. 55, dated March 28, 2025, is hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d)
Investment Advisory Contracts, The Vanguard Group, Inc., provides investment advisory services to the Fund through its wholly owned subsidiary, Vanguard Capital Management, LLC, pursuant to the Fifth Amended and
Restated Funds’ Service Agreement and an intercompany service agreement between The Vanguard Group, Inc., and Vanguard Capital Management, LLC, refer to Exhibit (h) below.

(e)	Underwriting Contracts, not applicable.
(f)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.
(g)	Custodian Agreement, for State Street Bank and Trust Company, is filed herewith.
(h)
Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed with Post-Effective
Amendment No. 49, dated March 27, 2020, is hereby incorporated by reference. Intercompany Service Agreement between The Vanguard Group, Inc., and Vanguard Capital Management, LLC, is filed herewith. Form of Fund of
Funds Investment Agreement, is filed herewith.

(i)	Legal Opinion, not applicable.
(j)	Other Opinions, Consent of Independent Registered Public Accounting Firm, is filed herewith.
(k)	Omitted Financial Statements, not applicable.
(l)	Initial Capital Agreements, not applicable.
(m)	Rule 12b-1 Plan, not applicable.
(n)	Rule 18f-3 Plan, Vanguard Multiple Class Plan, is filed herewith.
(o)	Reserved.
(p)	Code of Ethics, for The Vanguard Group, Inc., (including Vanguard wholly owned subsidiary Vanguard Capital Management, LLC), is filed herewith.
Item 29. Persons Controlled by or under Common Control with Registrant
None.
Item 30. Indemnification
The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers, and may indemnify its underwriter or affiliated persons, from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant. In addition, the Registrant maintains liability insurance policies which, under certain circumstances, provides coverage to Trustees and officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.
Item 31. Business and Other Connections of Investment Adviser
The Vanguard Group, Inc. (Vanguard) is registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).
Vanguard Capital Management, LLC (VCM) is registered under the Advisers Act. The list required by this Item 31 of officers and directors of VCM, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by VCM pursuant to the Advisers Act (SEC File No. 801-134586).
Item 32. Principal Underwriters
(a)
Vanguard Marketing Corporation, a wholly owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of over 200 funds.

(b)	The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
Jacqueline Angell	Anti-Money Laundering Officer	Chief Compliance Officer
Ryan Barrows	Vice President	None
John Bendl	Senior Vice President	Finance Director
Elizabeth Bestoso	Assistant Secretary	None
John Bisordi	Vice President	None
Amma Boateng	Vice President	None
Barbara Bock	Controller	None
Jason Botzler	Vice President	None
Matthew C. Brancato	Vice President	None
Christine Buchanan	Senior Vice President	Chief Financial Officer
Jacob Buttery	Secretary	None
Kate Byrne	Vice President	None
Monica Camino	Vice President	None
Marco De Freitas	Vice President	None
Guy Delp	Chief Information Security Officer	None
Kaitlyn Holmes	Vice President	None
Paul M. Jakubowski	Senior Vice President	None
Andrew Kadjeski	Chief Executive Officer and President	None
Mindi Marisa	Vice President	None
James Martielli	Vice President	None
Claire E. McCusker	Vice President	None
Cara McCutcheon	Vice President	None
Janelle McDonald	Vice President	None

Name	Positions and Office with Underwriter	Positions and Office with Funds
Douglas R. Mento	Vice President	None
Beth Morales Singh	Assistant Secretary	None
Armond Mosley	Vice President	None
Faith Nsereko	Senior Vice President	None
Salvatore L. Pantalone	Principal Financial Officer and Treasurer	None
Liz Smith Rivera	Vice President	None
Joanna Rotenberg	Vice President	None
John E. Schadl	Vice President	Assistant Secretary
Carrie Simons	Senior Vice President	Assistant Secretary
Michael Smolenski	Vice President	None
Del Stafford	Vice President	None
Marc Stewart	Chief Compliance Officer	None
Parks Strobridge	Vice President	None
Nitin Tandon	Chief Information Officer	None
Marisa Tilghman	Senior Vice President	None
Matt Tretter	Principal Operations Officer	None
Lauren M. Valente	Vice President	None
Massy Williams	Vice President	None

(c)	Not applicable.
Item 33. Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of the Registrant, 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Custodian, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114; and the Registrant’s investment advisors (including Vanguard’s wholly owned subsidiary, VCM) at their respective locations identified in this Registration Statement.
Item 34. Management Services
Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 26th day of March, 2026.
Vanguard Ohio Tax-Free Funds
BY:
/s/ Salim Ramji*

Salim Ramji
Chief Executive Officer, President, and Trustee
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date
/s/ Salim Ramji* Salim Ramji	Chief Executive Officer, President, and Trustee	March 26, 2026
/s/ David Hunt* David Hunt	Trustee	March 26, 2026
/s/ Kenneth Jacobs* Kenneth Jacobs	Trustee	March 26, 2026
/s/ Tara Bunch* Tara Bunch	Trustee	March 26, 2026
/s/ Mark Loughridge* Mark Loughridge	Independent Chair	March 26, 2026
/s/ Scott C. Malpass* Scott C. Malpass	Trustee	March 26, 2026
/s/ John Murphy* John Murphy	Trustee	March 26, 2026
/s/ Lubos Pastor* Lubos Pastor	Trustee	March 26, 2026
/s/ Rebecca Patterson* Rebecca Patterson	Trustee	March 26, 2026
/s/ André F. Perold* André F. Perold	Trustee	March 26, 2026
/s/ Sarah Bloom Raskin* Sarah Bloom Raskin	Trustee	March 26, 2026
/s/ Grant Reid* Grant Reid	Trustee	March 26, 2026

Signature	Title	Date
/s/ David Thomas* David Thomas	Trustee	March 26, 2026
/s/ Barbara Venneman* Barbara Venneman	Trustee	March 26, 2026
/s/ Peter F. Volanakis* Peter F. Volanakis	Trustee	March 26, 2026
/s/ Christine Buchanan* Christine Buchanan	Chief Financial Officer	March 26, 2026
*By: /s/ Natalie Lamarque
Natalie Lamarque, pursuant to a Power of Attorney, filed on February 27, 2026 (see File Number 333-177613); and a Power of Attorney, filed on December 19, 2025 (see File Number 333-11763), each Incorporated by Reference.